             ANCHOR
             SERIES
             TRUST

                                                   ANNUAL
                                                   REPORT
                                                   DECEMBER 31, 1998

---------------------

                        DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our annual report for the Anchor
                Series Trust, the underlying trust for the ICAP II Variable Annuity from Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. The following information from Wellington Management Company, LLP, the Subadviser for the Anchor Series Trust Portfolios, should give you some insight into the markets over the past twelve months and how conditions affected the performance of your underlying investments.

                  The following information from Wellington Management Company,
                LLP, the Subadviser for the Anchor Series Trust Portfolios, should give you some insight into the markets over the past twelve months and how conditions affected the performance of your underlying investments.

                ECONOMIC OVERVIEW

                  1998 was a positive but variable year in most of the world's major investment markets. Returns by asset class, industry, market cap and country varied a great deal from quarter to quarter, as well as varying between market segments. From an asset class perspective, U.S. large cap stocks ended the year strongly with the S&P 500 Index up 28.6%. U.S. bonds were up 8.7% as measured by the Lehman Brothers Aggregate Index, while non-U.S. bonds (unhedged) were up 17.8% as measured by the Salomon Brother's Non-U.S. World Government Bond Index, unhedged. International equities also performed well and were up 14.5% as measured by the MSCI All Country World Free (ex-U.S.) Index.

                A YEAR OF GLOBAL DRAMA

                  The strong year-end returns masked the dramatic economic and market conditions during 1998, which can best be described as extremely challenging. The developed countries of the world, with the exception of Japan, demonstrated strong growth in the first half. However, growth decelerated in the second half of the year. Japan and many emerging countries, especially in Asia, experienced contractions in economic output. The primary reasons for the contractions in Asia came from the continued fallout from 1997's financial and economic crises and currency devaluations. Another factor was the general economic malaise in Japan which is experiencing its deepest recession since World War II. The downwards pressure on global prices from the Asian crisis allowed interest rates to fall in Europe and the U.S., resulting in strong rallies through mid-year. By late summer, however, investors experienced a sharp change of heart and began to worry about the world economy. As news was released of the Russian default and the bailout of a prominent New York hedge fund, markets worldwide went into a sharp decline. However, the markets' sell-off reversed starting in October. Central banks lowered interest rates substantially in a coordinated global effort led by the U.S. Federal Reserve to head off a global credit crunch, which in turn boosted market returns. Almost all markets, with the notable exception of Japan, finished the year strongly as investors looked toward 1999 and beyond with renewed enthusiasm.

                  Within the U.S. equity market, large cap stocks outperformed small cap stocks by a very large measure. For example, the top 50 stocks in the S&P 500 Index, which are often referred to as "Mega-Cap" stocks, returned 39.5%, outperforming the smallest 100 stocks in the S&P 500 by nearly 40%. The Russell 2000 Index returned -2.6% -- a stunning 42% below these top 50 "Mega-Cap" stocks. Relative to equity management style, growth-style outperformed value-style investments by 27.5% for the year. Not surprisingly, given the excitement over the Internet, Information Technology (+76.4%) and Telephone (+50.6%) led the advance by industry sector. Communications Equipment, Retail and Drug stocks all performed well in 1998. On the flip side, Energy, commodity related, and industrial related
                                                           ---------------------

---------------------

                investments faired poorly. These areas were impacted by slowing global growth and the extremely low inflation that exists in many parts of the world, as well as outright deflation which prevails in China, Hong Kong, Singapore, Japan and Sweden.

                  Within this environment, the eleven Anchor Series Trust
                Portfolios provided investors with the following returns in 1998.

                20+% ABSOLUTE RETURNS AND RELATIVE OUTPERFORMANCE

                  The Growth and Income, Growth, Multi-Asset and Capital
                Appreciation Portfolios each exceeded a 20% return for the year and surpassed the average return for their respective Lipper variable annuity category of similar funds. The Growth and Income Portfolio provided investors with a 30.2% return (measured at the underlying Fund level), surpassing the S&P 500 Index's return of 28.6%, and beating the Lipper Growth and Income average (16.4% return in 1998) by some 13.8%. The Growth and Income Portfolio focuses on the largest cap stable-growth stocks. This strategy was highly beneficial, placing this fund in the top quartile within the Lipper competitive group. Likewise, the Growth Portfolio slightly outperformed the broad market index by providing investors with a 29.0% return. The small portion of the Growth Portfolio which is dedicated to smaller market cap stocks was a slight negative compared to large cap stocks in 1998, but this shortfall was more than offset by strong stock selection. The Growth Portfolio provided investors with a 4.10% premium over the Lipper Growth category, which returned 24.9%, ranking the Growth Portfolio well above average. With only approximately 60% invested in stocks, the Multi-Asset Portfolio's return of 24.5% nearly equaled the Lipper Growth average (which is all stocks). The Multi-Asset Portfolio's return in 1998 ranked it in the top quartile of similar funds and provided investors with an 11% premium over the Lipper Flexible average, which was up only 13.5% in 1998. The Capital Appreciation Portfolio returned 22.2%, ranking in the second quartile of the Lipper Capital Appreciation group, which on average had an identical 22.2% return for the year.

                LOW-TO MID-TEEN RETURNS FOR SPECIALIZED FUNDS

                  Two Portfolios, Strategic Multi-Asset and Foreign Securities,
                provided investors with low-to mid-teen returns in 1998. Strategic Multi-Asset (which is a global and more aggressive sister fund to Multi-Asset) returned 15.2% in 1998, ranking in the top quartile of similar Lipper Global flexible funds. Foreign Securities returned 10.7%, while the Lipper international equity average returned 13.3%.

                HIGH SINGLE-DIGIT RETURNS FOR HIGH QUALITY BONDS

                  The Government and Quality Bond Portfolio, which has an
                average credit quality of AAA, led the pack in 1998 with a 9.2% return, placing it in the top quartile of its Lipper category and outperforming the Lehman Aggregate return of 8.7%. The Fixed Income Portfolio (which has a higher weighting in investment grade corporate bonds and high yield bonds) returned 8.0%. The Money Market Portfolio provided investors with a 5.1% return in 1998, identical to the IBC Average return of similar funds, but slightly below the Lipper return of 5.10%.

                CHALLENGING MARKETS AND NEGATIVE RETURNS FOR TWO PORTFOLIOS

                  Two asset classes were especially challenging in 1998. High
                Yield funds were on a roller-coaster ride, while commodity-related investments suffered as the price of oil in particular reached a 22-year low, and gold a 19-year low. Not surprisingly, the Natural Resources Portfolio was not immune to this environment, returning -17.3% for the year. On a relative basis, this was a 3.4% performance premium to similar funds as measured by the Lipper VA Natural Resource Average return of -20.7% in 1998. The High Yield
---------------------

---------------------

                Portfolio returned -4.5% for the year compared to 1.9% for the purely U.S.-invested (and before all expenses) return of the Lehman High Yield Index and 0.1% for the Lipper High Yield competitive group average.

                1999 OUTLOOK

                  Our outlook for 1999 is for global economic growth to remain in positive territory. However, we do expect to see global economic growth slow to 1.3% from an anticipated 1.5% level in 1998. In the United States, we expect reasonably solid demand to prevail, but not at recently robust rates. We believe a growing trade deficit will subtract one percentage point from 1999's growth rate in the U.S. As many producers trim inventories, we expect output to fall early in 1999. Companies are beginning to respond to disappointing earnings by reducing capital spending budgets. Hence, U.S. capital goods producers will see slowing demand in 1999. The U.S. consumer will anchor the economy, but some slowing in consumption seems inevitable if employment decelerates as we expect. We believe the central banks of the major economies will continue to cut interest rates in 1999, aiding economies and markets globally. Inflation pressures should be largely subdued, helped by oil prices. We expect economic trends to begin improving in the second-half of 1999.

                  As many of the major financial markets experienced another positive year in 1998, we are optimistic about the prospects for further positive returns in 1999. While future results may be less robust and uncertain, the expectation is for many interesting investment opportunities to be uncovered in the various markets represented within the Anchor Series Trust Portfolios through fundamental, proprietary research. We remain committed to helping you achieve your long-term goals by striving to uncover promising investment opportunities as they arise. As always, we encourage investors to look closely at the allocation of their assets to determine if they are meeting their long-term investment plan and periodically meet with their financial representative.

                  This concludes the overview from Wellington Management
                Company, LLP. We look forward to reporting to you once again in six month's time and appreciate the confidence you place in us with your investment assets.

                Sincerely,

                /s/ ELI BROAD

                Eli Broad
                Chairman and Chief Executive Officer,
                Anchor National Life Insurance Company
                First SunAmerica Life Insurance Company

                February 22, 1999

                -------------------------------
                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including fluctuations, political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Investments in securities related to gold or other precious metals and minerals are considered speculative and are impacted by a host of worldwide economic, financial and political factors. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1998

                                                                                     PRINCIPAL
                                     SHORT-TERM SECURITIES -- 100.1%                   AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------

                       ASSET BACKED SECURITIES -- 2.3%
                       Strategic Money Market Trust 5.64% 3/16/99(1)
                         (cost $1,500,000).........................................  $1,500,000   $ 1,500,000
                                                                                                  ------------
                       BANK NOTES -- 15.3%
                       Bank One Wisconsin 5.55% due 2/23/99........................   1,000,000       999,916
                       Chase Manhattan Bank 5.70% due 7/02/99......................   1,000,000       999,666
                       Deutsche Bank AG 5.82% due 5/04/99..........................   1,500,000     1,499,710
                       KeyBank NA 4.70% due 1/04/99(1).............................   2,000,000     1,999,454
                       Regions Bank 5.77% due 5/21/99..............................   1,500,000     1,499,835
                       Societe Generale 5.68% due 3/22/99..........................   1,500,000     1,499,716
                       Svenska Handelsbanken 5.74% due 6/01/99.....................   1,500,000     1,499,584
                                                                                                  ------------
                       TOTAL BANK NOTES (cost $9,997,881)..........................                 9,997,881
                                                                                                  ------------
                       COMMERCIAL PAPER -- 64.1%
                       Aesop Funding Corp. 5.47% due 1/29/99.......................   1,315,000     1,309,405
                       Associates Corp. of North America 5.01% due 2/12/99.........   2,000,000     1,988,310
                       BankAmerica Corp. 5.04% due 3/11/99.........................   1,000,000       990,340
                       Campbell Soup Co. 5.20% due 1/04/99.........................   1,000,000       999,567
                       Centric Capital Corp. 5.07% due 3/05/99.....................   2,470,000     2,448,085
                       Chrysler Financial Corp. L.L.C. 5.05% due 2/19/99...........   2,500,000     2,482,816
                       CIT Group, Inc. (The) 5.37% due 2/09/99.....................   1,000,000       994,182
                       Corporate Asset Funding Co., Inc. 5.32% due 1/29/99.........   1,980,000     1,971,807
                       Den Norske Stats Oljeselskap A/S 5.32% due 1/21/99..........   2,000,000     1,994,089
                       Enterprise Funding Corp. 5.45% due 1/29/99..................   1,420,000     1,413,981
                       Ford Credit Europe PLC 5.03% due 4/20/99....................   2,000,000     1,969,540
                       General Electric Capital Corp. 4.89% due 6/14/99............   2,000,000     1,955,447
                       Gillette Co. 5.15% due 1/04/99..............................   1,960,000     1,959,159
                       Glaxo Wellcome PLC 5.03% due 3/26/99........................   2,000,000     1,976,527
                       GTE Funding, Inc. 5.18% due 2/18/99.........................   2,000,000     1,986,187
                       IBM Credit Corp. 5.05% due 1/25/99..........................   2,100,000     2,092,930
                       Kitty Hawk Funding Corp. 5.50% due 2/26/99..................   2,000,000     1,982,889
                       Metlife Funding, Inc. 5.27% due 1/27/99.....................   2,000,000     1,992,388
                       Montana Blanc Capital Corp. 5.22% due 3/05/99...............   1,800,000     1,783,557
                       National Rural Utilities Cooperative Finance Corp. 5.02% due
                         3/26/99...................................................   2,000,000     1,976,573
                       Park Avenue Receivables Corp. 5.50% due 2/04/99.............   1,775,000     1,765,780
                       Preferred Receivables Funding Corp. 5.40% due 1/22/99.......   2,000,000     1,993,700
                       Sears Roebuck Acceptance Corp. 5.05% due 3/03/99............   2,000,000     1,982,886
                                                                                                  ------------
                       TOTAL COMMERCIAL PAPER (cost $42,010,145)...................                42,010,145
                                                                                                  ------------
                       CORPORATE SHORT-TERM NOTES -- 3.0%
                       Monumental Life Insurance Co. 5.32% due 2/02/99(1)
                         (cost $2,000,000).........................................   2,000,000     2,000,000
                                                                                                  ------------
                       MEDIUM TERM NOTES -- 1.5%
                       Morgan (J.P.) & Co., Inc. 5.75% due 3/10/99
                         (cost $1,000,000).........................................   1,000,000     1,000,000
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                    SHORT-TERM SECURITIES (CONTINUED)                  AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES -- 13.9%
                       Federal Home Loan Mortgage Corp. 4.89% due 3/17/99..........  $4,000,000   $ 3,959,292
                       Federal Home Loan Mortgage Corp. 5.00% due 3/12/99..........   2,500,000     2,475,694
                       Federal National Mortgage Association 5.07% due 2/18/99.....   2,680,000     2,661,883
                                                                                                  ------------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $9,096,869)..........                 9,096,869
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $65,604,895)..............                65,604,895
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $65,604,895)     100.1%                          65,604,895
                       Liabilities in excess of other
                         assets --                                  (0.1)                             (51,582)
                                                                   -----                          ------------
                       NET ASSETS --                               100.0%                         $65,553,313
                                                                   =====                          ============


              -----------------------------

              (1) Variable rate security -- the rate reflected is as of December
                  31, 1998; maturity date reflects next reset date.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    FIXED INCOME PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1998

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 97.2%                       AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------

                       AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
                       Argo-Tech Corp. 8.63% 2007..................................  $   20,000   $    19,000
                       K & F Industries, Inc., Series B 9.25% 2007.................      10,000        10,100
                       L-3 Communications Corp. 8.00% 2008*........................       5,000         5,013
                       Moog, Inc., Series B 10.00% 2006............................      25,000        25,625
                                                                                                  ------------
                                                                                                       59,738
                                                                                                  ------------
                       AUTOMOTIVE -- 1.9%
                       Accuride Corp., Series B 9.25% 2008.........................      10,000        10,175
                       Collins & Aikman Corp. 11.50% 2006..........................       5,000         5,200
                       Ford Motor Co. 9.00% 2001...................................     250,000       272,507
                       Johnstown America Industries, Inc., Series C 11.75% 2005....      20,000        21,050
                       LDM Technologies, Inc., Series B 10.75% 2007................      20,000        19,600
                                                                                                  ------------
                                                                                                      328,532
                                                                                                  ------------
                       CABLE -- 1.2%
                       Adelphia Communications Corp. 8.38% 2008....................       5,000         5,125
                       Century Communications Corp., Series B zero coupon 2008.....      35,000        17,938
                       Classic Cable, Inc. 9.88% 2008*.............................       5,000         5,200
                       NTL, Inc. zero coupon 2008*.................................      10,000         6,313
                       Rifkin Acquisitions Partners L.P. 11.13% 2006...............      10,000        11,000
                       Tele-Communications, Inc. 9.25% 2002........................     150,000       166,792
                                                                                                  ------------
                                                                                                      212,368
                                                                                                  ------------
                       CHEMICALS -- 0.3%
                       ARCO Chemical Co. 9.80% 2020................................       5,000         5,003
                       Huntsman Corp. 9.50% 2007*..................................      10,000         9,975
                       LaRoche Industries, Inc., Series B 9.50% 2007...............      10,000         8,000
                       Pioneer Americas Acquisition Corp., Series B 9.25% 2007.....      10,000         7,775
                       Sovereign Specialty Chemicals, Series B 9.50% 2007..........      10,000         9,950
                       Texas Petrochemicals Corp. 11.13% 2006......................      15,000        14,700
                                                                                                  ------------
                                                                                                       55,403
                                                                                                  ------------
                       COMMUNICATIONS & MEDIA -- 2.1%
                       Allbritton Communications Co., Series B 8.88% 2008..........      15,000        15,112
                       EchoStar DBS Corp. 12.50% 2002..............................      10,000        11,500
                       Granite Broadcasting Corp. 8.88% 2008.......................      15,000        14,250
                       Innova S. de R.L. 12.88% 2007...............................      20,000        13,000
                       Jacor Communications Co., Series B 8.75% 2007...............      10,000        10,850
                       Lin Holdings Corp. zero coupon 2008(1)......................      30,000        20,700
                       Loews Cineplex Entertainment Corp. 8.88% 2008...............      10,000        10,275
                       News America Holdings, Inc. 9.25% 2013......................     200,000       247,746
                       Sullivan Graphics, Inc. 12.75% 2005.........................      20,000        20,300
                                                                                                  ------------
                                                                                                      363,733
                                                                                                  ------------
                       CONSUMER STAPLES -- 1.1%
                       Boise Cascade Office Products Co. 7.05% 2005................     190,000       178,362
                       Revlon Consumer Products Corp. 8.63% 2008...................       5,000         4,550
                       Revlon Worldwide Corp., Series B zero coupon 2001...........      20,000        11,500
                       True Temper Sports, Inc. 10.88% 2008*.......................       5,000         5,038
                                                                                                  ------------
                                                                                                      199,450
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 1.8%
                       Abraxas Petroleum Corp. 11.50% 2004.........................  $   10,000   $     7,600
                       Costilla Energy, Inc. 10.25% 2006...........................      20,000        14,150
                       Cross Timbers Oil Co., Series B 9.25% 2007..................      10,000         9,250
                       Dailey International, Inc. 9.50% 2008.......................      15,000         6,900
                       Newfield Exploration Co. Series B 7.45% 2007................      45,000        43,848
                       P&L Coal Holdings Corp. 9.63% 2008..........................      35,000        35,525
                       Petroleos Mexicanos 8.85% 2007..............................      25,000        22,562
                       Plains Resources, Inc., Series B 10.25% 2006................      20,000        20,000
                       YPF Sociedad Anonima 8.00% 2004.............................     160,000       152,000
                                                                                                  ------------
                                                                                                      311,835
                                                                                                  ------------
                       FINANCE -- 20.9%
                       Abbey National First Capital 8.20% 2004.....................     250,000       279,357
                       Amerus Capital I 8.85% 2027.................................     150,000       154,397
                       AMRESCO, Inc. 9.88% 2005....................................      10,000         7,000
                       Banponce Financial Corp. 6.75% 2001.........................     300,000       302,961
                       Contifinancial Corp. 8.13% 2008.............................      10,000         7,000
                       Credit National 7.00% 2005..................................     190,000       194,676
                       Dime Capital Trust I, Series A 9.33% 2027...................     150,000       162,012
                       Equitable Cos., Inc. 7.00% 2028.............................     180,000       187,049
                       Export-Import Bank Korea 6.38% 2006.........................     250,000       212,815
                       Japan Finance Corp. Municipal Enterprises 9.13% 2000........     400,000       425,584
                       KFW International Finance, Inc. 9.13% 2001..................     400,000       434,756
                       Ohio National Life Insurance Co. 8.50% 2026*................     200,000       235,688
                       Olympic Financial Ltd. 11.50% 2007*.........................      10,000         7,475
                       Security Benefit Life Co. 8.75% 2016*.......................     200,000       217,748
                       Sun Canada Financial Co. 7.25% 2015*........................     300,000       331,653
                       United States Bancorp 7.50% 2026............................     400,000       456,932
                       Western Financial Savings Bank 8.88% 2007...................      25,000        18,750
                                                                                                  ------------
                                                                                                    3,635,853
                                                                                                  ------------
                       FOOD & LODGING -- 0.1%
                       Aurora Foods, Inc., Series E 8.75% 2008.....................       5,000         5,206
                       Delaware Monte Foods Co., Series B zero coupon 2007(1)......      25,000        17,469
                                                                                                  ------------
                                                                                                       22,675
                                                                                                  ------------
                       GAMING -- 0.2%
                       Argosy Gaming Co. 13.25% 2004...............................      10,000        11,213
                       Fitzgeralds Gaming Corp., Series B 12.25% 2004..............       5,000         2,700
                       Station Casinos, Inc. 8.88% 2008*...........................      15,000        15,075
                                                                                                  ------------
                                                                                                       28,988
                                                                                                  ------------
                       GROCERY -- 0.0%
                       Disco SA 9.88% 2008.........................................       5,000         4,225
                       Stater Brothers Holdings, Inc. 9.00% 2004...................       5,000         4,850
                                                                                                  ------------
                                                                                                        9,075
                                                                                                  ------------
                       HEALTHCARE -- 0.9%
                       Owens & Minor, Inc. 10.88% 2006.............................      15,000        16,069
                       Tenet Healthcare Corp. 7.88% 2003...........................     120,000       122,400
                       Universal Hospital Services, Inc. 10.25% 2008...............      15,000        13,181
                                                                                                  ------------
                                                                                                      151,650
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 2.0%
                       Allegiance Corp. 7.00% 2026.................................     150,000       158,723
                       Cincinnati Milacron, Inc. 7.88% 2000........................     150,000       151,854
                       Consumers International, Inc. 10.25% 2005...................       5,000         5,294
                       Grove Worldwide LLC 9.25% 2008..............................      15,000        13,500
                       Neenah Corp., Series B 11.13% 2007..........................      10,000        10,325
                       WESCO Distribution, Inc., Series B 9.13% 2008...............      15,000        15,206
                                                                                                  ------------
                                                                                                      354,902
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.5%
                       Advanced Micro Devices, Inc. 11.00% 2003....................  $   25,000   $    26,500
                       DecisionOne Corp. 9.75% 2007................................      10,000         4,575
                       Fairchild Semiconductor Corp. 10.13% 2007...................      15,000        15,000
                       Telecommunications Techniques Co. 9.75% 2008................      15,000        14,569
                       Verio, Inc. 10.38% 2005.....................................      10,000         9,875
                       Verio, Inc. 11.25% 2008*....................................      10,000        10,075
                                                                                                  ------------
                                                                                                       80,594
                                                                                                  ------------
                       METALS & MINERALS -- 0.2%
                       Acindar Industria Argentina de Aceros SA 11.25% 2004........      10,000         8,000
                       Bayou Steel Corp. 9.50% 2008................................      15,000        14,100
                       Falcon Building Products, Inc., Series B 9.50% 2007.........      15,000        13,125
                                                                                                  ------------
                                                                                                       35,225
                                                                                                  ------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.1%
                       Republic of Colombia 7.25% 2004.............................     145,000       123,250
                       Republic of Lithuania 7.13% 2002*(2)........................      70,000        65,100
                                                                                                  ------------
                                                                                                      188,350
                                                                                                  ------------
                       PAPER PRODUCTS -- 0.5%
                       American Pad & Paper Co., Series B 13.00% 2005..............      17,000         9,775
                       Domtar, Inc. 9.50% 2016.....................................      10,000        10,048
                       Gaylord Container Corp. 9.38% 2007..........................      10,000         8,500
                       Grupo Industrial Durango SA de CV 12.63% 2003...............      15,000        13,125
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007...............      10,000         5,325
                       Repap New Brunswick, Inc. 10.63% 2005.......................      25,000        16,750
                       Silgan Holdings Corp. 9.00% 2009............................      10,000        10,125
                       Tembec Finance Corp. 9.88% 2005.............................      10,000        10,450
                                                                                                  ------------
                                                                                                       84,098
                                                                                                  ------------
                       REAL ESTATE -- 0.7%
                       Engle Homes, Inc., Series B 9.25% 2008......................       5,000         5,000
                       Equity Office Properties Operating LP 6.38% 2003............     100,000        98,724
                       Standard Pacific Corp. 8.50% 2007...........................      15,000        15,225
                                                                                                  ------------
                                                                                                      118,949
                                                                                                  ------------
                       RETAIL -- 1.5%
                       Duane Reade, Inc. 9.25% 2008................................      20,000        20,600
                       Guitar Center Management Co., Inc. 11.00% 2006..............      17,000        17,467
                       J.C. Penney Co., Inc. 7.40% 2037............................     200,000       217,432
                                                                                                  ------------
                                                                                                      255,499
                                                                                                  ------------
                       TELECOMMUNICATIONS -- 1.9%
                       AMSC Acquisition, Inc. 12.25% 2008..........................       5,000         3,188
                       BTI Telecom Corp. 10.50% 2007...............................      20,000        15,100
                       Concentric Network Corp. Delaware 12.75% 2007...............      10,000        10,075
                       E. Spire Communications, Inc. zero coupon 2006(1)...........      20,000        12,000
                       GCI, Inc. 9.75% 2007........................................      25,000        24,750
                       Globalstar LP 10.75% 2004...................................      20,000        14,400
                       GST Telecommunications, Inc. 12.75% 2007+...................      20,000        19,050
                       Intermedia Communications, Inc. 8.60% 2008..................      10,000         9,550
                       Intermedia Communications, Inc., Series B 8.88% 2007........      25,000        24,125
                       Iridium LLC 11.25% 2005.....................................      15,000        12,825
                       ITC Deltacom, Inc. 8.88% 2008...............................      10,000        10,050
                       IXC Communications, Inc. 9.00% 2008.........................      10,000        10,075
                       KMC Telecom Holdings, Inc. zero coupon 2008(1)..............      50,000        24,062
                       Level 3 Communications, Inc. 9.13% 2008.....................      25,000        24,781
                       MGC Communications, Inc., Series B 13.00% 2004..............       5,000         3,250
                       MobileMedia Corp. 9.38% 2007+(3)............................      50,000         5,000
                       Nextel Communications, Inc. zero coupon 2007................      60,000        36,600
                       Nextlink Communications, Inc. zero coupon 2008..............      25,000        14,375

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       TELECOMMUNICATIONS (continued)
                       Paging Network, Inc. 10.13% 2007............................  $   15,000   $    14,400
                       PSINet, Inc. 10.00% 2005....................................      15,000        14,700
                       PSINet, Inc. 11.50% 2008*...................................       5,000         5,188
                       RSL Communications PLC 9.13% 2008...........................      10,000         9,350
                       Time Warner Telecom, Inc. 9.75% 2008........................       5,000         5,225
                       Viatel, Inc. 11.25% 2008(2).................................      10,000         9,900
                                                                                                  ------------
                                                                                                      332,019
                                                                                                  ------------
                       TRANSPORTATION -- 0.1%
                       MTL, Inc. 10.00% 2006*......................................      10,000         9,675
                                                                                                  ------------
                       U.S. GOVERNMENT & AGENCIES -- 51.3%
                       Federal Home Loan Mortgage Corp. 6.00% 2013.................     500,854       502,572
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................     378,615       388,789
                       Federal Home Loan Participation 11.00% 2000.................       2,836         2,911
                       Federal National Mortgage Association 6.00% 2028............     502,043       495,451
                       Government National Mortgage Association 7.00%
                         2012 - 2023...............................................     911,818       933,780
                       Government National Mortgage Association 7.50%
                         2022 - 2023...............................................     609,025       628,435
                       Government National Mortgage Association 10.00% 2000........      11,333        11,519
                       United States Treasury Bonds 8.88% 2019.....................     250,000       356,055
                       United States Treasury Bonds 12.00% 2013....................   3,685,000     5,625,963
                                                                                                  ------------
                                                                                                    8,945,475
                                                                                                  ------------
                       UTILITIES -- 6.6%
                       Cleveland Electric Illuminating Co., Series B 7.19% 2000....     160,000       162,365
                       Energy Corp. America, Series A 9.50% 2007...................      20,000        18,700
                       Niagara Mohawk Power Corp. 5.88% 2002.......................     750,000       759,307
                       WorldCom, Inc. 7.55% 2004...................................     200,000       218,096
                                                                                                  ------------
                                                                                                    1,158,468
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $16,579,599)......................                16,942,554
                                                                                                  ------------

                                           COMMON STOCK -- 0.0%                        SHARES
                       ---------------------------------------------------------------------------------------
                       MULTI-INDUSTRY -- 0.0%
                       Sinking Fund Holding Group, Inc., Class C+*(2) (cost $29)...          74           148
                                                                                                  ------------
                                         PREFERRED STOCK -- 0.3%
                       ---------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA -- 0.1%
                       Primedia, Inc. Series H 8.63%...............................         145        14,065
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 0.1%
                       Fairfield Manufacturing, Inc. 11.25%(2)(4)..................          25        24,000
                                                                                                  ------------
                       MULTI-INDUSTRY -- 0.1%
                       Sinking Fund Holdings Group, Inc. Series B 13.75%(2)(4).....           2         8,600
                                                                                                  ------------
                       TELECOMMUNICATIONS -- 0.0%
                       Viatel, Inc., Convertible Series A 10.00%*(2)...............           5           559
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $58,591)........................                    47,224
                                                                                                  ------------

                                                           ---------------------

                                            WARRANTS -- 0.0%+                          SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       TELECOMMUNICATIONS -- 0.0%
                       American Mobile Satellite Co. 4/01/08*(2)...................           5   $        19
                       Concentric Network Corp. Delaware 12/15/07(2)...............           5           745
                       KMC Telecom Holdings, Inc. 4/15/08*(2)......................          50           125
                                                                                                  ------------
                       TOTAL WARRANTS (cost $126)..................................                       889
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $16,638,345)..............                16,990,815
                                                                                                  ------------
                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 0.6%                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $115,000)............................................  $ 115,000       115,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $16,753,345)         98.1%                       17,105,815
                       Other assets less liabilities --                 1.9                           324,521
                                                                      -----                       ------------
                       NET ASSETS --                                  100.0%                      $17,430,336
                                                                      =====                       ============

              -----------------------------
              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) Issuer of the security has filed for bankruptcy and interest payments are in default
              (4) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1998

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 98.2%                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 2.9%
                       J.C. Penney Co., Inc. 7.40% 2037............................  $ 5,000,000   $  5,435,800
                       Wal-Mart Stores, Inc. 6.75% 2023............................    5,000,000      5,431,650
                                                                                                   -------------
                                                                                                     10,867,450
                                                                                                   -------------
                       FINANCE -- 14.2%
                       Associates Corp. North America 6.00% 2005...................    5,000,000      5,073,950
                       Chrysler Financial Corp. 4.91% 2000.........................    5,000,000      4,966,650
                       Citicorp 6.75% 2007.........................................    5,000,000      5,322,600
                       CS First Boston Mortgage Securities Corp. 7.24% 2029........    5,000,000      5,326,550
                       Ford Motor Credit Co. 7.20% 2007............................    5,000,000      5,508,600
                       General Electric Capital Corp. 7.50% 2035...................    5,000,000      5,860,100
                       General Reinsurance Corp. 9.00% 2009........................    5,000,000      6,214,950
                       Morgan (J.P.) & Co., Inc. 6.25% 2005........................    5,000,000      5,093,850
                       Stanford University 6.88% 2024..............................    5,000,000      5,164,000
                       Toyota Motor Credit Corp. 5.50% 2008........................    5,000,000      4,973,500
                                                                                                   -------------
                                                                                                     53,504,750
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 5.7%
                       Diageo Capital PLC 6.13% 2005...............................    5,000,000      5,163,350
                       Motorola, Inc. 5.80% 2008...................................    5,000,000      5,103,050
                       Postal Square LP 8.95% 2022.................................    4,701,200      6,137,557
                       Santiago Air SA 6.95% 2012*.................................    5,000,000      4,957,200
                                                                                                   -------------
                                                                                                     21,361,157
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 3.0%
                       Continental Airlines 6.32% 2008.............................    5,000,000      5,031,750
                       Disney (Walt) Co. 5.80% 2008................................    6,000,000      6,112,500
                                                                                                   -------------
                                                                                                     11,144,250
                                                                                                   -------------
                       TRANSPORTATION -- 3.0%
                       Federal Express Corp. 6.72% 2022(1).........................    5,000,000      5,196,850
                       United Parcel Service of America, Inc. 8.38% 2020...........    5,000,000      6,210,300
                                                                                                   -------------
                                                                                                     11,407,150
                                                                                                   -------------
                       U.S. GOVERNMENT & AGENCIES -- 66.3%
                       Federal Home Loan Banks 5.13% 2003..........................   35,000,000     34,989,150
                       Federal Home Loan Mortgage Corp. 5.75% 2003.................   35,000,000     35,902,300
                       Federal Home Loan Mortgage Corp. 6.00% 2008 - 2013..........   16,766,480     16,841,534
                       Federal Home Loan Mortgage Corp. 6.50% 2011.................    9,730,993      9,886,008
                       Federal Home Loan Mortgage Corp. 7.00% 2010 - 2011..........   12,212,800     12,475,286
                       Federal Home Loan Mortgage Corp. 14.75% 2010................      100,612        119,476
                       Federal National Mortgage Association 6.00% 2009 - 2028.....   34,986,175     34,901,807
                       Federal National Mortgage Association 6.50% 2028............      668,438        675,122
                       Federal National Mortgage Association 7.00% 2010 - 2011.....    4,592,989      4,690,655
                       Government National Mortgage Association 6.50% TBA..........    7,037,511      7,107,887
                       Government National Mortgage Association 6.50%
                         2026 - 2028...............................................   29,193,067     29,485,612
                       Government National Mortgage Association 7.00%
                         2009 - 2012...............................................    7,786,271      7,978,917
                       Government National Mortgage Association 7.50% TBA..........    9,766,000     10,068,062
                       Government National Mortgage Association 10.00%
                         2013 - 2017...............................................    1,513,625      1,619,073
                       Government National Mortgage Association 11.50% 2014........        8,497          9,290
                       Government National Mortgage Association 12.00%
                         1999 - 2016...............................................       33,795         35,341
                       Government National Mortgage Association 12.75% 2014........       77,288         88,326

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES (continued)
                       Government National Mortgage Association 13.25% 2014........  $    17,048   $     19,526
                       Government National Mortgage Association 13.50% 2014........        6,609          7,667
                       Government National Mortgage Association 13.75% 2014........          594            679
                       United States Treasury Notes 5.50% 2000.....................   10,000,000     10,098,400
                       United States Treasury Notes 5.63% 2002.....................   27,000,000     27,898,560
                       United States Treasury Notes 6.13% 2007.....................    4,000,000      4,368,760
                                                                                                   -------------
                                                                                                    249,267,438
                                                                                                   -------------
                       UTILITIES -- 3.1%
                       Hydro Quebec Electric 8.40% 2022............................    5,000,000      6,219,800
                       United States West Capital Funding, Inc. 6.38% 2008.........    5,000,000      5,289,400
                                                                                                   -------------
                                                                                                     11,509,200
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $361,615,470).............                 369,061,395
                                                                                                   -------------

                                       REPURCHASE AGREEMENT -- 3.2%
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $11,965,000)..............................................   11,965,000     11,965,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $373,580,470)                                101.4%                  381,026,395
                       Liabilities in excess of other assets --              (1.4)                   (5,359,020)
                                                                            ------                 -------------
                       NET ASSETS --                                        100.0%                 $375,667,375
                                                                            ======                 =============

              -----------------------------
              *   Resale restricted to qualified institutional buyers
              (1) Fair valued security; see Note 2
              TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    HIGH YIELD PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1998

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 88.6%                       AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------

                       AEROSPACE & MILITARY TECHNOLOGY -- 2.6%
                       Argo-Tech Corp. 8.63% 2007..................................  $  100,000   $    95,000
                       L-3 Communications Corp. 8.50% 2008.........................     250,000       260,000
                       Moog, Inc., Series B 10.00% 2006............................     320,000       328,000
                                                                                                  ------------
                                                                                                      683,000
                                                                                                  ------------
                       AUTOMOTIVE -- 3.7%
                       Accuride Corp., Series B 9.25% 2008.........................     220,000       223,850
                       Federal Mogul Corp. 8.80% 2007..............................     150,000       159,744
                       Hayes Wheels International, Inc., Series B 9.13% 2007.......     100,000       104,250
                       Johnstown America Industries, Inc. Series C 11.75% 2005.....     350,000       368,375
                       LDM Technologies, Inc., Series B 10.75% 2007................     115,000       112,700
                                                                                                  ------------
                                                                                                      968,919
                                                                                                  ------------
                       CABLE -- 5.6%
                       Adelphia Communications Corp., Series B 9.88% 2007..........     250,000       276,562
                       Century Communications Corp., Series B zero coupon 2008.....     500,000       256,250
                       Falcon Holding Group L.P., Series B zero coupon 2010(1).....     350,000       241,062
                       Frontiervision Holding L.P. zero coupon 2007(1).............     350,000       292,250
                       Multicanal SA 10.50% 2007...................................     100,000        90,000
                       Rifkin Acquisitions Partners L.P. 11.13% 2006...............     150,000       165,000
                       Rogers Communications, Inc. 8.88% 2007......................     150,000       154,500
                                                                                                  ------------
                                                                                                    1,475,624
                                                                                                  ------------
                       CHEMICALS -- 4.4%
                       ARCO Chemical Co. 9.80% 2020................................     250,000       250,140
                       Phillipp Brothers Chemicals, Inc. 9.88% 2008*...............     150,000       146,625
                       Pioneer Americas Acquisition Corp., Series B 9.25% 2007.....     250,000       194,375
                       Sovereign Specialty Chemicals, Series B 9.50% 2007..........     500,000       497,500
                       Texas Petrochemicals Corp. 11.13% 2006......................      50,000        49,000
                                                                                                  ------------
                                                                                                    1,137,640
                                                                                                  ------------
                       COMMUNICATIONS & MEDIA -- 7.8%
                       Allbritton Communications Co., Series B 8.88% 2008..........     100,000       100,750
                       Big Flowers Press Holdings, Inc. 8.63% 2008*................     165,000       165,206
                       Citadel Broadcasting Co. 9.25% 2008*........................      35,000        36,531
                       Fox Liberty Networks LLC 8.88% 2007.........................     150,000       153,000
                       Globo Comunicacoes E Participating 10.50% 2006*.............     250,000       151,250
                       Innova S. de R.L. 12.88% 2007...............................     250,000       162,500
                       Loews Cineplex Entertainment Corp. 8.88% 2008...............     150,000       154,125
                       Mail-Well Corp. 8.75% 2008*.................................     145,000       145,363
                       Outdoor Systems, Inc. 8.88% 2007............................     150,000       160,125
                       Primedia, Inc. 7.63% 2008...................................      65,000        63,375
                       Sullivan Graphics, Inc. 12.75% 2005.........................     100,000       101,500
                       Sun Media Corp. 9.50% 2007..................................     150,000       166,500
                       Tevecap SA, Series B 12.63% 2004............................     150,000        85,500
                       TV Azteca SA de CV, Series B 10.50% 2007....................     300,000       252,000
                       World Color Press, Inc. 8.38% 2008*.........................     150,000       150,375
                                                                                                  ------------
                                                                                                    2,048,100
                                                                                                  ------------
                       CONSUMER STAPLES -- 4.2%
                       Allied Waste North America, Inc. 7.63% 2006*................     135,000       136,013
                       Iron Mountain, Inc. 8.75% 2009..............................     150,000       154,500
                       Pierce Leahy Corp. 9.13% 2007...............................     150,000       156,750

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER STAPLES (continued)
                       True Temper Sports, Inc. 10.88% 2008*.......................  $  150,000   $   151,125
                       Unicco Service Co./Unicco Finance Corp., Series B 9.88%
                         2007......................................................     150,000       146,437
                       Westpoint Stevens, Inc. 7.88% 2008..........................     345,000       353,625
                                                                                                  ------------
                                                                                                    1,098,450
                                                                                                  ------------
                       ENERGY -- 4.7%
                       Abraxas Petroleum Corp. 11.50% 2004.........................     250,000       190,000
                       Costilla Energy, Inc. 10.25% 2006...........................     370,000       261,775
                       Cross Timbers Oil Co., Series B 9.25% 2007..................     100,000        92,500
                       Kelley Oil & Gas Corp., Series B 10.38% 2006................      40,000        29,400
                       P&L Coal Holdings Corp. 8.88% 2008..........................     160,000       163,200
                       Plains Resources, Inc., Series B 10.25% 2006................     150,000       150,000
                       Ram Energy, Inc. 11.50% 2008................................     500,000       328,750
                                                                                                  ------------
                                                                                                    1,215,625
                                                                                                  ------------
                       FINANCE -- 3.2%
                       Emergent Group, Inc., Series B 10.75% 2004..................     220,000        97,350
                       Guangdong Enterprises Holdings 8.88% 2007*..................     250,000       113,750
                       Resource America, Inc. 12.00% 2004..........................     195,000       160,388
                       Thai Farmers Bank Ltd. 8.25% 2016*..........................     500,000       279,370
                       Western Financial Savings Bank 8.88% 2007...................     250,000       187,500
                                                                                                  ------------
                                                                                                      838,358
                                                                                                  ------------
                       FOOD & LODGING -- 3.2%
                       Aurora Foods, Inc., Series D 9.88% 2007.....................      65,000        70,688
                       Delaware Monte Foods Co., Series B zero coupon 2007(1)......     750,000       524,062
                       Hammons (John Q.) Hotels L.P. 8.88% 2004....................     150,000       139,500
                       Purina Mills, Inc. 9.00% 2010...............................      95,000        97,613
                                                                                                  ------------
                                                                                                      831,863
                                                                                                  ------------
                       GAMING -- 1.0%
                       Lady Luck Gaming Finance Corp. 11.88% 2001..................     250,000       252,500
                                                                                                  ------------
                       GROCERY -- 0.9%
                       Homeland Stores, Inc. 10.00% 2003...........................     145,000       133,038
                       Pathmark Stores, Inc. 11.63% 2002...........................     100,000        95,500
                                                                                                  ------------
                                                                                                      228,538
                                                                                                  ------------
                       HEALTHCARE -- 4.6%
                       Beverly Enterprises, Inc. 9.00% 2006........................     250,000       255,000
                       Columbia/HCA Healthcare Corp. 7.25% 2008....................     250,000       240,150
                       Mediq/Life Support Services, Inc. 11.00% 2008...............     150,000       142,125
                       Pharmerica, Inc. 8.38% 2008.................................     100,000        89,750
                       Tenet Healthcare Corp. 8.13% 2008*..........................     250,000       258,365
                       Universal Hospital Services, Inc. 10.25% 2008...............     250,000       219,687
                                                                                                  ------------
                                                                                                    1,205,077
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 4.6%
                       Boise Cascade Corp. 9.45% 2009..............................     100,000       110,633
                       Exodus Communications, Inc. 11.25% 2008.....................     100,000       100,500
                       Henry Co., Series B 10.00% 2008.............................     150,000       151,125
                       International Wire Group, Inc. 11.75% 2005..................     250,000       265,000
                       Neenah Corp., Series B 11.13% 2007..........................     150,000       154,875
                       Rayovac Corp., Series B 10.25% 2006.........................     150,000       160,125
                       WESCO Distribution, Inc., Series B 9.13% 2008...............     250,000       253,438
                                                                                                  ------------
                                                                                                    1,195,696
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 5.7%
                       Advanced Micro Devices, Inc. 11.00% 2003....................     135,000       143,100
                       DecisionOne Corp. zero coupon 2008(1).......................     500,000       105,000
                       Fisher Scientific International, Inc. 9.00% 2008............     250,000       247,500

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Samsung Electronics America, Inc. 9.75% 2003*...............  $  350,000   $   332,314
                       Telecommunications Techniques Co. 9.75% 2008................     150,000       145,688
                       Unisys Corp. 7.88% 2008.....................................     150,000       159,000
                       Verio, Inc. 10.38% 2005.....................................     100,000        98,750
                       Verio, Inc. 11.25% 2008*....................................     250,000       251,875
                                                                                                  ------------
                                                                                                    1,483,227
                                                                                                  ------------
                       METALS & MINERALS -- 6.9%
                       A.K. Steel Holding Corp. 9.13% 2006.........................     100,000       104,750
                       Amersteel Corp. 8.75% 2008..................................     150,000       144,000
                       Associated Materials, Inc. 9.25% 2008.......................     150,000       148,500
                       Bayou Steel Corp. 9.50% 2008................................     250,000       235,000
                       CSN Iron SA 9.13% 2007*.....................................     350,000       213,500
                       Falcon Building Products, Inc., Series B 9.50% 2007.........     150,000       131,250
                       Nortek, Inc. 8.88% 2008*....................................      35,000        35,525
                       Nortek, Inc., Series B 9.25% 2007...........................     250,000       258,750
                       Pohang Iron & Steel Ltd. 7.13% 2004.........................     250,000       210,495
                       Weirton Steel Corp. 11.38% 2004.............................     250,000       222,500
                       Wells Aluminum Corp., Series B 10.13% 2005..................      94,000        87,420
                                                                                                  ------------
                                                                                                    1,791,690
                                                                                                  ------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.9%
                       Federal Republic of Brazil 5.00% 2014(5)(6).................     147,203        87,769
                       Republic of Korea 8.88% 2008................................     100,000       102,931
                       Republic of Venezuela 9.25% 2027............................     100,000        59,000
                                                                                                  ------------
                                                                                                      249,700
                                                                                                  ------------
                       PAPER PRODUCTS -- 9.4%
                       American Pad & Paper Co., Series B 13.00% 2005..............     475,000       273,125
                       APP Finance (VII) Mauritius Ltd. 3.50% 2003*................     305,000       167,750
                       APP International Finance Co. 11.75% 2005...................     100,000        66,000
                       Aracruz Celulose SA 10.38% 2002*............................     255,000       219,300
                       Bahia Sul Celulose SA 10.63% 2004...........................     150,000       114,750
                       Buckeye Technologies, Inc. 8.00% 2010.......................     100,000        99,250
                       BWAY Corp., Series B 10.25% 2007............................     150,000       157,125
                       Container Corp. of America 9.75% 2003.......................     250,000       255,000
                       Container Corp. of America, Series B 10.75% 2002............      40,000        41,600
                       Gaylord Container Corp. 9.38% 2007..........................     210,000       178,500
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007...............     355,000       189,037
                       Repap New Brunswick, Inc. 10.63% 2005.......................     150,000       100,500
                       Silgan Holdings Corp. 9.00% 2009............................     500,000       506,250
                       Silgan Holdings Corp. 13.25% 2006(4)........................      80,000        87,000
                                                                                                  ------------
                                                                                                    2,455,187
                                                                                                  ------------
                       REAL ESTATE -- 1.9%
                       Beazer Homes USA, Inc. 8.88% 2008...........................     250,000       237,500
                       Ryland Group, Inc. 8.25% 2008...............................     100,000        96,000
                       US Home Corp. 8.88% 2007....................................     150,000       151,500
                                                                                                  ------------
                                                                                                      485,000
                                                                                                  ------------
                       TELECOMMUNICATIONS -- 11.1%
                       AMSC Acquisition, Inc. 12.25% 2008..........................     150,000        95,625
                       BTI Telecom Corp. 10.50% 2007...............................     270,000       203,850
                       Concentric Network Corp. Delaware 12.75% 2007...............     130,000       130,975
                       E. Spire Communications, Inc. zero coupon 2006(1)...........     150,000        90,000
                       GST Telecommunications, Inc. zero coupon 2008*(1)...........     885,000       389,400
                       GST Telecommunications, Inc. 12.75% 2007+...................     100,000        95,250
                       Hyperion Telecommunications, Inc., Series B 12.25% 2004.....     240,000       242,400
                       ICO Global Commerce 15.00% 2005.............................     105,000        78,750
                       Intermedia Communications, Inc. 8.60% 2008..................     100,000        95,500
                       IXC Communications, Inc. 9.00% 2008.........................     150,000       151,125

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       TELECOMMUNICATIONS (continued)
                       Korea Telecommunications 7.63% 2007.........................  $  350,000   $   301,231
                       McLeod USA, Inc. 9.25% 2007.................................     100,000       103,500
                       MGC Communications, Inc., Series B 13.00% 2004..............     100,000        65,000
                       MobileMedia Corp. 9.38% 2007+(3)............................     250,000        25,000
                       PSINet, Inc. 10.00% 2005....................................     100,000        98,000
                       PSINet, Inc. 11.50% 2008*...................................     150,000       155,625
                       Time Warner Telecom, Inc. 9.75% 2008........................     100,000       104,500
                       Winstar Communications, Inc. zero coupon 2005(1)............     650,000       470,437
                                                                                                  ------------
                                                                                                    2,896,168
                                                                                                  ------------
                       TRANSPORTATION -- 1.7%
                       Cathay International Ltd. 13.00% 2008*......................     250,000        91,250
                       Continental Airlines, Inc. 8.00% 2005.......................     135,000       134,494
                       Mrs Logistica SA 10.63% 2005*...............................     135,000        67,500
                       Valujet, Inc. 10.25% 2001...................................     250,000       141,250
                                                                                                  ------------
                                                                                                      434,494
                                                                                                  ------------
                       UTILITIES -- 0.5%
                       Energy Corp. America, Series A 9.50% 2007...................     150,000       140,250
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $26,256,331)......................                23,115,106
                                                                                                  ------------

                                           COMMON STOCK -- 0.0%                        SHARES
                       ---------------------------------------------------------------------------------------
                       GAMING -- 0.0%
                       Fitzgeralds Gaming Corp.(2).................................       3,762         1,881
                                                                                                  ------------
                       MULTI-INDUSTRY -- 0.0%
                       Sinking Fund Holding Group, Inc., Class C+*(2)..............         629         1,258
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $283)..............................                     3,139
                                                                                                  ------------
                                         PREFERRED STOCK -- 4.0%
                       ---------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA -- 0.4%
                       Granite Broadcasting Corp. 12.75%(4)........................         107        96,441
                                                                                                  ------------
                       FINANCE -- 0.9%
                       Superior National Capital Trust I 10.75%(2).................         250       247,500
                                                                                                  ------------
                       GAMING -- 0.1%
                       Fitzgeralds Gaming Corp. 15.00%+*(2)........................       3,000        30,000
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 1.3%
                       Fairfield Manufacturing, Inc. 11.25%(2)(4)..................         350       336,000
                                                                                                  ------------
                       MULTI-INDUSTRY -- 0.3%
                       Sinking Fund Holdings Group, Inc. Series B 13.75%(2)(4).....          17        73,100
                                                                                                  ------------
                       TELECOMMUNICATIONS -- 1.0%
                       Concentric Network Corp. Delaware 13.50%(4).................         180       151,200
                       IXC Communications, Inc. 6.75%*.............................       3,500       115,938
                                                                                                  ------------
                                                                                                      267,138
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $1,292,820).....................                 1,050,179
                                                                                                  ------------

---------------------


                                            WARRANTS -- 0.1%+                          SHARES        VALUE
------------------------------------------------------------------------------------------------------------
COMMUNICATIONS & MEDIA -- 0.0%
Benedek Communications Corp. 07/01/07*(2).......................................        2,000  $      4,000
                                                                                               -------------
TELECOMMUNICATIONS -- 0.1%
Concentric Network Corp. Delaware 12/15/07(2)...................................          130        19,358
MGC Communications, Inc. 10/01/04*..............................................          250         8,000
                                                                                               -------------
                                                                                                     27,358
                                                                                               -------------
TOTAL WARRANTS (cost $22,550)...................................................                     31,358
                                                                                               -------------
TOTAL INVESTMENT SECURITIES (cost $27,571,984)..................................                 24,199,782
                                                                                               -------------
                                                                                   PRINCIPAL
                          REPURCHASE AGREEMENT -- 5.8%                              AMOUNT
------------------------------------------------------------------------------------------------------------
Joint Repurchase Agreement Account (See Note 3) (cost $1,495,000)...............  $ 1,495,000     1,495,000
                                                                                               -------------
TOTAL INVESTMENTS -- (cost $29,066,984)      98.5%                                               25,694,782
Other assets less liabilities --              1.5                                                   403,979
                                            -----                                              -------------
NET ASSETS --                               100.0%                                             $ 26,098,761
                                            =====                                              =============


              -----------------------------
              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) Issuer of the security has filed for bankruptcy and interest payments are in default
              (4) PIK ("Payment-in-Kind") payment made with additional security in lieu of cash
              (5) Variable rate security; rate as of December 31, 1998
              (6) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1998

                                          COMMON STOCK -- 97.2%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 6.8%
                       Retail -- 6.8%
                       CVS Corp. ..................................................  10,000....   $   550,000
                       Gap, Inc. ..................................................  17,100....       961,875
                       May Department Stores Co. ..................................  12,000....       724,500
                       Wal-Mart Stores, Inc. ......................................  16,000....     1,303,000
                                                                                                  ------------
                                                                                                    3,539,375
                                                                                                  ------------
                       CONSUMER STAPLES -- 9.9%
                       Food, Beverage & Tobacco -- 5.5%
                       Anheuser-Busch Cos., Inc. ..................................  8,000.....       525,000
                       Coca-Cola Co. ..............................................  6,100.....       407,937
                       General Mills, Inc. ........................................  3,000.....       233,250
                       Heinz (H.J.) Co. ...........................................  4,500.....       254,813
                       PepsiCo, Inc. ..............................................  12,100....       495,344
                       Philip Morris Cos., Inc. ...................................  12,000....       642,000
                       Sara Lee Corp. .............................................  11,000....       310,062

                       Household Products -- 4.4%
                       Colgate-Palmolive Co. ......................................  1,700.....       157,888
                       Gillette Co. ...............................................  10,000....       483,125
                       Kimberly-Clark Corp. .......................................  14,000....       763,000
                       Procter & Gamble Co. .......................................  10,000....       913,125
                                                                                                  ------------
                                                                                                    5,185,544
                                                                                                  ------------
                       ENERGY -- 6.8%
                       Energy Services -- 1.0%
                       Diamond Offshore Drilling, Inc. ............................  3,400.....        80,537
                       Schlumberger Ltd. ..........................................  10,000....       461,250

                       Energy Sources -- 5.8%
                       Amoco Corp. ................................................  9,600.....       579,600
                       Chevron Corp. ..............................................  9,300.....       771,319
                       Exxon Corp. ................................................  9,600.....       702,000
                       Royal Dutch Petroleum Co.-NY Registry Shares GDR............  16,200....       775,575
                       Unocal Corp. ...............................................  6,400.....       186,800
                                                                                                  ------------
                                                                                                    3,557,081
                                                                                                  ------------
                       FINANCE -- 16.2%
                       Banks -- 8.0%
                       Chase Manhattan Corp. ......................................  3,900.....       265,444
                       Citigroup, Inc. ............................................  30,250....     1,497,375
                       First Union Corp. ..........................................  14,100....       857,456
                       U.S. Bancorp................................................  16,500....       585,750
                       Wachovia Corp. .............................................  11,000....       961,813

                       Financial Services -- 4.1%
                       American Express Co. .......................................  8,000.....       818,000
                       Federal National Mortgage Association.......................  12,700....       939,800
                       Merrill Lynch & Co., Inc. ..................................  5,900.....       393,825

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 4.1%
                       Ace Ltd. ...................................................  16,400....   $   564,775
                       American International Group, Inc. .........................  9,000.....       869,625
                       Marsh & McLennan Cos., Inc. ................................  12,000....       701,250
                                                                                                  ------------
                                                                                                    8,455,113
                                                                                                  ------------
                       HEALTHCARE -- 15.1%
                       Drugs -- 10.9%
                       American Home Products Corp. ...............................  16,800....       946,050
                       Bristol-Myers Squibb Co. ...................................  5,000.....       669,063
                       Johnson & Johnson Co. ......................................  10,000....       838,750
                       Merck & Co., Inc. ..........................................  4,200.....       620,288
                       Pfizer, Inc. ...............................................  5,800.....       727,537
                       Pharmacia & Upjohn, Inc. ...................................  14,000....       792,750
                       Warner-Lambert Co. .........................................  9,000.....       676,687
                       Zeneca Group PLC ADR........................................  10,000....       448,750

                       Health Services -- 1.5%
                       Columbia/HCA Healthcare Corp. ..............................  20,800....       514,800
                       Service Corp. International.................................  6,900.....       262,631

                       Medical Products -- 2.7%
                       Abbott Laboratories, Inc. ..................................  16,000....       784,000
                       Baxter International, Inc. .................................  9,500.....       610,969
                                                                                                  ------------
                                                                                                    7,892,275
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 8.5%
                       Aerospace & Military Technology -- 1.0%
                       Boeing Co. .................................................  9,000.....       293,625
                       General Motors Corp., Class H+..............................  5,200.....       206,375

                       Electrical Equipment -- 3.7%
                       General Electric Co. .......................................  19,000....     1,939,187

                       Electronics -- 2.0%
                       Intel Corp. ................................................  9,000.....     1,067,062

                       Machinery -- 1.0%
                       Deere & Co. ................................................  5,600.....       185,500
                       Tyco International Ltd. ....................................  4,600.....       347,013

                       Transportation -- 0.8%
                       Union Pacific Corp. ........................................  9,000.....       405,563
                                                                                                  ------------
                                                                                                    4,444,325
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 6.1%
                       Broadcasting & Media -- 3.0%
                       Cox Communications, Inc., Class A+..........................  4,100.....       283,412
                       Disney (Walt) Co. ..........................................  17,000....       510,000
                       Gannett, Inc. ..............................................  12,100....       780,450

                       Entertainment Products -- 0.4%
                       Eastman Kodak Co. ..........................................  3,100.....       223,200

                       Leisure & Tourism -- 2.7%
                       AMR Corp.+..................................................  8,200.....       486,875
                       McDonald's Corp. ...........................................  11,700....       896,513
                                                                                                  ------------
                                                                                                    3,180,450
                                                                                                  ------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 15.6%
                       Communication Equipment -- 3.0%
                       Cisco Systems, Inc.+........................................  10,350....   $   960,610
                       Lucent Technologies, Inc. ..................................  2,700.....       297,000
                       Motorola, Inc. .............................................  4,900.....       299,206

                       Computers & Business Equipment -- 5.8%
                       EMC Corp.+..................................................  6,600.....       561,000
                       Hewlett-Packard Co. ........................................  3,900.....       266,419
                       International Business Machines Corp. ......................  7,400.....     1,367,150
                       Xerox Corp. ................................................  7,000.....       826,000

                       Electronics -- 0.6%
                       Analog Devices, Inc.+.......................................  6,800.....       213,350
                       Texas Instruments, Inc. ....................................  1,400.....       119,787

                       Software -- 6.2%
                       Automatic Data Processing, Inc. ............................  7,700.....       617,443
                       Computer Sciences Corp.+....................................  8,100.....       521,944
                       First Data Corp. ...........................................  12,800....       405,600
                       Microsoft Corp.+............................................  12,000....     1,664,250
                                                                                                  ------------
                                                                                                    8,119,759
                                                                                                  ------------
                       MATERIALS -- 1.9%
                       Chemicals -- 1.7%
                       Dow Chemical Co. ...........................................  1,000.....        90,937
                       du Pont (E.I.) de Nemours & Co. ............................  10,300....       546,544
                       Monsanto Co. ...............................................  5,600.....       274,400

                       Metals & Minerals -- 0.2%
                       Aluminum Co. of America.....................................  1,200.....        89,475
                                                                                                  ------------
                                                                                                    1,001,356
                                                                                                  ------------
                       UTILITIES -- 10.3%
                       Electric Utilities -- 2.4%
                       DPL, Inc. ..................................................  12,800....       276,800
                       Enron Corp. ................................................  2,700.....       154,069
                       GPU, Inc. ..................................................  6,700.....       296,056
                       Pinnacle West Capital Corp. ................................  6,000.....       254,250
                       Texas Utilities Co. ........................................  5,700.....       266,119

                       Gas & Pipeline Utilities -- 0.9%
                       National Fuel Gas Co. ......................................  5,700.....       257,569
                       Peoples Energy Corp. .......................................  4,800.....       191,400

                       Telephone -- 7.0%
                       Bell Atlantic Corp. ........................................  13,700....       726,100
                       BellSouth Corp. ............................................  12,400....       618,450
                       MCI WorldCom, Inc.+.........................................  12,900....       925,575
                       SBC Communications, Inc. ...................................  20,000....     1,072,500
                       U.S. West, Inc. ............................................  4,900.....       316,662
                                                                                                  ------------
                                                                                                    5,355,550
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $33,876,619)..............  ..........    50,730,828
                                                                                                  ------------

---------------------

                                                                                   PRINCIPAL
                          REPURCHASE AGREEMENT -- 2.8%                              AMOUNT         VALUE
                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 2.8%                    AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------
Joint Repurchase Agreement Account (See Note 3) (cost $1,445,000)...............  $1,445,000   $  1,445,000
                                                                                               -------------
TOTAL INVESTMENTS -- (cost $35,321,619)     100.0%                                               52,175,828
Other assets less liabilities --              0.0                                                    13,811
                                            -----                                              -------------
NET ASSETS --                               100.0%                                             $ 52,189,639
                                            =====                                              =============


              -----------------------------
              + Non-income producing securities
              ADR -- American Depository Receipts
              GDR -- Global Depository Receipts

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    FOREIGN SECURITIES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1998

                                          COMMON STOCK -- 96.0%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------

                       AUSTRALIA -- 3.6%
                       AMP Ltd. (Industrial & Commercial)+*........................      19,768   $   250,446
                       Australia & New Zealand Banking Group Ltd. (Finance)........      41,392       270,891
                       News Corp., Ltd. (Information & Entertainment)..............      12,487        82,487
                       Pasminco Ltd. (Materials)...................................     146,682       111,456
                       Rio Tintro, Ltd. (Materials)................................       8,113        96,224
                       Telstra Corp. (Utilities)+..................................      21,576       100,879
                       Western Mining Corp., Ltd. (Materials)......................      54,482       164,257
                                                                                                  ------------
                                                                                                    1,076,640
                                                                                                  ------------
                       BRAZIL -- 0.3%
                       Embratel Participacoes SA ADR (Utilities)...................       3,200        44,600
                       Telesp Celular Participacoes SA ADR (Information &
                         Entertainment)............................................       1,900        33,250
                                                                                                  ------------
                                                                                                       77,850
                                                                                                  ------------
                       CANADA -- 0.6%
                       Canadian National Railway Co. (Industrial & Commercial).....       3,500       181,562
                                                                                                  ------------
                       CHINA -- 0.4%
                       China Telecom (Hong Kong) Ltd. ADR (Information &
                         Entertainment)+...........................................       1,400        48,650
                       China Telecom (Hong Kong) Ltd. (Information &
                         Entertainment)+...........................................      39,100        67,626
                                                                                                  ------------
                                                                                                      116,276
                                                                                                  ------------
                       DENMARK -- 1.3%
                       Unidanmark A/S, Class A (Finance)...........................       4,440       401,144
                                                                                                  ------------
                       FINLAND -- 2.0%
                       Metsa Serla Oy, Class B (Materials).........................       8,380        68,204
                       Nokia AB Oy, Series A (Information Technology)..............       4,220       513,120
                                                                                                  ------------
                                                                                                      581,324
                                                                                                  ------------
                       FRANCE -- 14.4%
                       Alcatel Alsthom, Inc. (Information Technology)..............       3,840       469,784
                       AXA SA de CV (Finance)......................................       2,880       417,242
                       Banque Nationale de Paris (Finance).........................       7,061       581,197
                       Compagnie de St. Gobain (Materials).........................       1,377       194,322
                       Compagnie Financiere de Paribas SA (Finance)................       3,960       344,012
                       Establissements Economiques du Casino Guichard-Perrachon SA
                         (Consumer Discretionary)..................................       1,830       190,495
                       France Telecom SA (Utilities)...............................       1,930       153,268
                       Groupe Danone (Consumer Staples)............................         290        82,991
                       Renault SA (Consumer Discretionary).........................       2,020        90,685
                       Rhone-Poulenc SA (Healthcare)...............................       1,945       100,050
                       Societe Nationale Elf Aquitaine SA (Energy).................       1,820       210,288
                       STMicroelectronics NV (Information Technology)+.............       1,700       132,706
                       Suez Lyonnaise des Eaux (Utilities).........................       1,050       215,596
                       Total SA, Class B (Energy)..................................       3,836       388,334
                       Vivendi SA (Utilities)......................................       2,750       713,200
                                                                                                  ------------
                                                                                                    4,284,170
                                                                                                  ------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       GERMANY -- 6.4%
                       Bayer AG (Healthcare).......................................       6,270   $   261,658
                       DaimlerChrysler AG (Consumer Discretionary)+................       1,550       152,991
                       Hoechst AG (Healthcare).....................................      11,440       474,321
                       Karstadt AG (Consumer Discretionary)........................         550       287,112
                       Mannesmann AG (Information Technology)......................       3,570       409,138
                       Siemens AG (Industrial & Commercial)........................       4,940       318,643
                                                                                                  ------------
                                                                                                    1,903,863
                                                                                                  ------------
                       GREECE -- 0.2%
                       Panafon Hellenic Telecom SA (Information Technology)+*......       2,500        66,993
                                                                                                  ------------
                       HONG KONG -- 1.0%
                       Cheung Kong Holdings Ltd. (Industrial & Commercial).........      22,000       158,307
                       Sun Hung Kai Properties Ltd. (Real Estate)..................      19,000       138,559
                                                                                                  ------------
                                                                                                      296,866
                                                                                                  ------------
                       HUNGARY -- 0.1%
                       Matav RT ADR (Utilities)....................................         600        17,888
                                                                                                  ------------
                       IRELAND -- 1.8%
                       Allied Irish Banks PLC (Finance)............................      29,952       533,453
                                                                                                  ------------
                       ITALY -- 3.8%
                       Banca Commerciale Italiana (Finance)........................      52,700       363,349
                       ENI SpA (Energy)............................................      42,000       274,336
                       Telecom Italia SpA (Utilities)..............................      57,200       487,780
                                                                                                  ------------
                                                                                                    1,125,465
                                                                                                  ------------
                       JAPAN -- 14.4%
                       Advantest Corp. (Information Technology)....................       2,100       133,003
                       Asahi Bank Ltd. (Finance)...................................      42,000       153,808
                       Bridgestone Corp. (Consumer Discretionary)..................       4,000        90,756
                       Daiwa Securities Co., Ltd. (Finance)........................      40,000       136,577
                       Eisai Co., Ltd. (Healthcare)................................      10,000       194,604
                       Fuji Bank Ltd. (Finance)....................................      28,000       103,034
                       Fuji Machine Manufacturing Co. (Industrial & Commercial)....       4,000       126,316
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....       6,000       222,910
                       Fujisawa Pharmaceutical Co. (Healthcare)....................      14,000       198,142
                       Jafco Co., Ltd. (Finance)...................................       1,000        27,068
                       KAO Corp. (Consumer Staples)................................       4,000        90,226
                       Mabuchi Motor Co., Ltd. (Industrial & Commercial)...........       2,000       153,030
                       Matsumotokiyoshi (Consumer Discretionary)...................       6,400       247,395
                       Matsushita Communication Industrial Co. (Information
                         Technology)...............................................       2,000        94,295
                       NEC Corp. (Information Technology)..........................      13,000       119,593
                       Nichiei Co., Ltd. (Finance).................................       2,200       175,144
                       Nippon Telegraph & Telephone Corp. (Information
                         Technology)...............................................           5       205,661
                       Olympus Optical Co. (Healthcare)............................      27,000       310,243
                       Rohm Co. Ltd. (Information Technology)......................       2,000       182,043
                       Sakura Bank Ltd. (Finance)..................................      51,000       116,842
                       Sony Corp. (Information & Entertainment)....................       4,600       334,878
                       Takeda Chemical Industries Ltd. (Healthcare)................       2,000        76,957
                       Takefuji Corp. (Finance)....................................       1,300        94,870
                       Tokyo Style Co. (Consumer Discretionary)....................       7,000        70,836
                       Toshiba Corp. (Information Technology)......................      57,000       339,328
                       Uni-Charm Corp. (Consumer Staples)..........................       4,600       215,657
                       Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)............       2,000        64,396
                                                                                                  ------------
                                                                                                    4,277,612
                                                                                                  ------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       MEXICO -- 0.3%
                       Telefonos de Mexico SA ADR (Utilities)......................       1,600   $    77,900
                                                                                                  ------------
                       NETHERLANDS -- 7.0%
                       AEGON NV (Finance)..........................................       1,600       196,391
                       Gucci Group NV NY Registry Shares (Consumer
                         Discretionary)............................................       5,200       252,850
                       ING Groep NV (Finance)......................................       4,109       250,429
                       Koninklijke Ahold NV (Consumer Discretionary)...............       3,400       125,597
                       Philips Electronics NV (Information Technology).............       6,200       415,819
                       Royal Dutch Petroleum Co. (Energy)..........................       2,900       144,329
                       TNT Post Group NV (Industrial & Commercial).................       8,642       278,299
                       Unilever NV (Consumer Staples)..............................       4,800       410,071
                                                                                                  ------------
                                                                                                    2,073,785
                                                                                                  ------------
                       SOUTH AFRICA -- 0.4%
                       De Beers Centenary AG (Materials)...........................       1,600        20,372
                       Liberty Life Association (Finance)..........................       3,834        52,723
                       South African Breweries (Consumer Staples)..................       3,000        50,524
                                                                                                  ------------
                                                                                                      123,619
                                                                                                  ------------
                       SOUTH KOREA -- 0.5%
                       Korea Telecommunciations Corp. (Utilities)+.................         100         3,159
                       Pohang Iron & Steel Co., Ltd. ADR (Materials)...............       5,260        88,763
                       SK Telecom Co., Ltd ADR (Information Technology)............       5,943        60,545
                                                                                                  ------------
                                                                                                      152,467
                                                                                                  ------------
                       SPAIN -- 3.3%
                       Banco de Santander SA (Finance).............................       2,900        57,543
                       Endesa SA (Utilities).......................................      20,600       545,004
                       Repsol SA (Energy)..........................................       1,700        90,550
                       Telefonica SA ADR (Utilities)...............................       2,095       283,622
                                                                                                  ------------
                                                                                                      976,719
                                                                                                  ------------
                       SWEDEN -- 4.6%
                       Ericsson L.M. Telecommunications Co., Class B (Information
                         Technology)...............................................       4,930       117,110
                       Hennes & Mauritz AB, Class B (Consumer Discretionary).......       2,820       229,771
                       Nordbanken AB (Finance).....................................      46,390       296,903
                       Pharmacia & Upjohn, Inc. (Healthcare).......................      13,120       733,123
                                                                                                  ------------
                                                                                                    1,376,907
                                                                                                  ------------
                       SWITZERLAND -- 4.5%
                       Holderbank Financiere Glarus AG (Materials).................         200       236,733
                       Nestle SA (Consumer Staples)................................          79       171,952
                       Novartis AG (Healthcare)....................................         110       216,204
                       Roche Holdings AG (Healthcare)..............................          20       244,013
                       Swisscom AG (Utilities).....................................         690       288,818
                       UBS AG (Finance)............................................         600       184,320
                                                                                                  ------------
                                                                                                    1,342,040
                                                                                                  ------------
                       TAIWAN -- 0.7%
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR
                         (Information Technology)+.................................      14,790       209,833
                                                                                                  ------------
                       UNITED KINGDOM -- 23.6%
                       Allied Domecq PLC (Consumer Staples)........................      15,000       138,686
                       Bank of Scotland (Finance)..................................      19,200       229,673
                       Billiton PLC (Materials)....................................      54,300       108,257
                       BOC Group PLC (Materials)...................................      16,000       229,407
                       British America Tobacco PLC (Consumer Staples)..............      41,000       361,023
                       British Petroleum Co. PLC (Energy)..........................      30,715       457,229
                       British Telecommunications PLC (Utilities)..................      17,200       260,329
                       Cable & Wireless Communication PLC (Utilities)+.............      12,100       110,365

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Cadbury Schweppes PLC (Consumer Staples)....................      12,700   $   217,328
                       Compass Group PLC (Information & Entertainment).............      44,300       505,634
                       Diageo PLC (Consumer Staples)...............................      21,036       233,287
                       Glaxo Wellcome PLC (Healthcare).............................      10,300       354,570
                       Granada Group PLC (Information & Entertainment).............       2,300        40,314
                       Great Universal Stores PLC (Consumer Discretionary).........       5,400        56,970
                       HSBC Holdings PLC (Finance).................................       5,000       137,730
                       National Westminster Bank PLC (Finance).....................      16,000       309,686
                       Next PLC (Consumer Discretionary)...........................      38,100       312,067
                       Orange PLC (Information Technology).........................      16,100       184,566
                       Powergen PLC (Utilities)....................................       4,600        60,375
                       Rentokil Initial PLC (Industrial & Commercial)..............      51,600       390,065
                       Scottish Power PLC (Utilities)..............................      26,700       275,029
                       Siebe PLC (Industrial & Commercial).........................      76,400       300,193
                       SmithKline Beecham PLC (Healthcare).........................      48,053       665,980
                       Standard Chartered PLC (Finance)............................      23,700       274,840
                       Vodafone Group PLC (Information & Entertainment)............      33,900       550,826
                       Zeneca Group PLC (Healthcare)...............................       5,300       230,879
                                                                                                  ------------
                                                                                                    6,995,308
                                                                                                  ------------
                       UNITED STATES -- 0.8%
                       Schlumberger Ltd. (Energy)..................................       5,300       244,462
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $24,650,085).......................                28,514,146
                                                                                                  ------------

                                         PREFERRED STOCK -- 0.2%
                       ---------------------------------------------------------------------------------------
                       BRAZIL -- 0.2%
                       Telesp Participacoes (Utilities)............................   2,300,000        52,346
                                                                                                  ------------
                       GERMANY -- 0.0%
                       ProSieben Media AG (Information & Entertainment)*...........          10           462
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $67,550)........................                    52,808
                                                                                                  ------------
                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 0.0%                        AMOUNT
                       ---------------------------------------------------------------------------------------
                       BRAZIL -- 0.0%
                       Companhia Vale do Rio Doce zero coupon 1999+(1).............  $    5,500             1
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $24,717,635)..............                28,566,955
                                                                                                  ------------
                                      SHORT-TERM SECURITIES -- 0.4%
                       ---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT -- 0.4%
                       United States Treasury Bills 3.61% due 1/14/99..............      75,000        74,902
                       United States Treasury Bills 3.80% due 1/14/99..............      50,000        49,932
                                                                                                  ------------
                       TOTAL U.S. GOVERNMENT (cost $124,834).......................                   124,834
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 3.4%                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $1,015,000)...............................................  $1,015,000   $ 1,015,000
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $1,139,834)...............                 1,139,834
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $25,857,469)     100.0%                          29,706,789
                       Liabilities in excess of other assets --      0.0                               (5,567)
                                                                   -----                          ------------
                       NET ASSETS --                               100.0%                         $29,701,222
                                                                   =====                          ============

              -----------------------------
              +   Non-income producing securities
              * Resale restricted to qualified institutional buyers ADR -- American Depository Receipt
              (1) Fair valued security; see Note 2

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

              ------------------------------------------------------------------

                          CONTRACT          IN       DELIVERY  GROSS UNREALIZED
                         TO DELIVER    EXCHANGE FOR    DATE      DEPRECIATION
                       --------------------------------------------------------
                       JPY 45,303,000  USD 375,740   1/13/99      $(25,687)
                       JPY 14,067,375  USD 122,357   1/13/99        (2,293)
                       JPY 28,024,000  USD 245,598   1/13/99        (2,720)
                                                                  ---------
                                Net Unrealized
                                Depreciation.................     $(30,700)
                                                                  =========

              JPY  -- Japanese Yen
              USD -- United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                   INVESTMENT PORTFOLIO -- DECEMBER 31, 1998

                                          COMMON STOCK -- 97.5%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 8.4%
                       Retail -- 8.4%
                       Bed Bath & Beyond, Inc.+....................................       15,800   $    539,175
                       CVS Corp. ..................................................      126,002      6,930,110
                       Dayton Hudson Corp. ........................................      190,000     10,307,500
                       Dollar General Corp. .......................................      103,900      2,454,638
                       Ethan Allen Interiors, Inc. ................................       47,000      1,927,000
                       Home Depot, Inc. ...........................................      217,100     13,283,806
                       Staples, Inc.+..............................................      103,400      4,517,287
                       Stein Mart, Inc.+...........................................      106,100        739,384
                       Wal-Mart Stores, Inc. ......................................      160,000     13,030,000
                       Whole Foods Market, Inc.+...................................       47,900      2,317,163
                                                                                                   -------------
                                                                                                     56,046,063
                                                                                                   -------------
                       CONSUMER STAPLES -- 7.2%
                       Food, Beverage & Tobacco -- 3.5%
                       Beringer Wine Estates Holdings, Inc., Class B+..............       47,500      2,122,656
                       Coca-Cola Co. ..............................................       41,600      2,782,000
                       PepsiCo, Inc. ..............................................      100,000      4,093,750
                       Philip Morris Cos., Inc. ...................................      154,000      8,239,000
                       Sara Lee Corp. .............................................      221,200      6,235,075

                       Household Products -- 3.7%
                       Bush Boake Allen, Inc.+.....................................       67,000      2,361,750
                       Colgate-Palmolive Co. ......................................       22,000      2,043,250
                       Estee Lauder Cos., Inc., Class A............................       37,300      3,189,150
                       Gillette Co. ...............................................       64,000      3,092,000
                       Kimberly-Clark Corp. .......................................       91,000      4,959,500
                       Procter & Gamble Co. .......................................       98,000      8,948,625
                                                                                                   -------------
                                                                                                     48,066,756
                                                                                                   -------------
                       ENERGY -- 3.7%
                       Energy Services -- 0.8%
                       Diamond Offshore Drilling, Inc. ............................       63,800      1,511,263
                       Schlumberger Ltd. ..........................................       80,000      3,690,000

                       Energy Sources -- 2.9%
                       Barrett Resources Corp.+....................................       20,500        492,000
                       Chevron Corp. ..............................................       75,000      6,220,312
                       Exxon Corp. ................................................       98,500      7,202,812
                       Royal Dutch Petroleum Co.-NY Registry Shares GDR............      122,700      5,874,263
                                                                                                   -------------
                                                                                                     24,990,650
                                                                                                   -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 16.1%
                       Banks -- 7.1%
                       Associated Banc Corp. ......................................       68,750   $  2,350,391
                       BankAmerica Corp. ..........................................       84,881      5,103,470
                       Citigroup, Inc. ............................................      287,500     14,231,250
                       First Union Corp. ..........................................      150,000      9,121,875
                       Mercantile Bankshares Corp. ................................       73,000      2,810,500
                       State Street Corp. .........................................       69,700      4,848,506
                       U.S. Bancorp................................................      130,000      4,615,000
                       Westamerica Bancorp. .......................................       45,900      1,686,825
                       Wilmington Trust Corp. .....................................       50,000      3,081,250

                       Financial Services -- 4.8%
                       American Express Co. .......................................       70,000      7,157,500
                       Associates First Capital Corp., Class A.....................      137,400      5,822,325
                       Federal National Mortgage Association.......................      123,100      9,109,400
                       FINOVA Group, Inc. .........................................       32,700      1,763,756
                       Franklin Resources, Inc. ...................................       70,000      2,240,000
                       Merrill Lynch & Co., Inc. ..................................       93,500      6,241,125

                       Insurance -- 4.2%
                       Ace Ltd. ...................................................      171,000      5,888,812
                       American International Group, Inc. .........................      102,375      9,891,984
                       Frontier Insurance Group, Inc. .............................      122,100      1,572,038
                       Marsh & McLennan Cos., Inc. ................................      120,150      7,021,266
                       Reinsurance Group America, Inc. ............................       50,150      3,510,500
                                                                                                   -------------
                                                                                                    108,067,773
                                                                                                   -------------
                       HEALTHCARE -- 14.8%
                       Drugs -- 8.7%
                       American Home Products Corp. ...............................      181,000     10,192,562
                       Genentech, Inc.+............................................       47,400      3,777,187
                       Genzyme Corp.+..............................................       78,700      3,915,325
                       Johnson & Johnson Co. ......................................       64,700      5,426,712
                       Merck & Co., Inc. ..........................................       44,900      6,631,169
                       Pfizer, Inc. ...............................................       72,500      9,094,219
                       Pharmacia & Upjohn, Inc. ...................................      142,000      8,040,750
                       Warner-Lambert Co. .........................................       88,100      6,624,019
                       Zeneca Group PLC ADR........................................      102,000      4,577,250

                       Health Services -- 2.3%
                       Columbia/HCA Healthcare Corp. ..............................      182,800      4,524,300
                       Covance, Inc.+..............................................      114,700      3,340,638
                       ServiceMaster Co. ..........................................       74,100      1,634,831
                       Shared Medical Systems Corp. ...............................       75,100      3,745,612
                       United HealthCare Corp. ....................................       53,800      2,316,763

                       Medical Products -- 3.8%
                       Abbott Laboratories, Inc. ..................................      180,000      8,820,000
                       Baxter International, Inc. .................................       91,400      5,878,162
                       Biomet, Inc. ...............................................       13,700        551,425
                       Boston Scientific Corp.+....................................       99,800      2,675,888
                       Henry Schein, Inc.+.........................................       45,800      2,049,550
                       Pall Corp. .................................................       59,200      1,498,500
                       Perkin-Elmer Corp. .........................................       37,900      3,697,619
                                                                                                   -------------
                                                                                                     99,012,481
                                                                                                   -------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 9.0%
                       Aerospace & Military Technology -- 1.4%
                       Boeing Co. .................................................      100,000   $  3,262,500
                       General Motors Corp., Class H+..............................       63,800      2,532,063
                       United Technologies Corp. ..................................       35,000      3,806,250

                       Business Services -- 3.0%
                       Barnett, Inc.+..............................................       92,500      1,271,875
                       Dames & Moore Group.........................................      105,000      1,351,875
                       G & K Services, Inc., Class A...............................       78,000      4,153,500
                       Ionics, Inc.+...............................................       65,900      1,972,881
                       Miller (Herman), Inc. ......................................       39,500      1,061,563
                       Service Corp. International.................................      112,000      4,263,000
                       Tetra Tech, Inc.+...........................................       87,875      2,378,117
                       United Rentals, Inc.+.......................................      109,622      3,631,229

                       Electrical Equipment -- 2.9%
                       General Electric Co. .......................................      165,000     16,840,312
                       Littelfuse, Inc.+...........................................      112,000      2,156,000

                       Machinery -- 0.7%
                       Donaldson Co., Inc. ........................................      104,000      2,158,000
                       MSC Industrial Direct Co., Inc. Class A+....................      102,600      2,321,325

                       Transportation -- 1.0%
                       Air Express International Corp. ............................       94,000      2,044,500
                       C.H. Robinson Worldwide, Inc. ..............................       93,700      2,430,344
                       Union Pacific Corp. ........................................       52,800      2,379,300
                                                                                                   -------------
                                                                                                     60,014,634
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 8.6%
                       Broadcasting & Media -- 5.9%
                       Acxiom Corp.+...............................................       62,000      1,922,000
                       ADVO, Inc.+.................................................       16,400        432,550
                       AirTouch Communications, Inc.+..............................       74,500      5,373,312
                       Catalina Marketing Corp.+...................................        8,400        574,350
                       CBS Corp.+..................................................       98,400      3,222,600
                       Cox Communications, Inc., Class A+..........................       91,600      6,331,850
                       Disney (Walt) Co. ..........................................      198,900      5,967,000
                       Gannett, Inc. ..............................................      110,000      7,095,000
                       Liberty Media Group, Series A+..............................       58,100      2,676,231
                       Time Warner, Inc. ..........................................       67,800      4,207,838
                       Univision Communications, Inc., Class A+....................       35,400      1,281,038

                       Entertainment Products -- 0.4%
                       Speedway Motorsports, Inc.+.................................      100,300      2,858,550

                       Leisure & Tourism -- 2.3%
                       McDonald's Corp. ...........................................       98,000      7,509,250
                       Mirage Resorts, Inc.+.......................................      130,000      1,941,875
                       Southwest Airlines Co.......................................      267,850      6,009,884
                                                                                                   -------------
                                                                                                     57,403,328
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 23.8%
                       Communication Equipment -- 3.5%
                       Black Box Corp.+............................................       40,400      1,530,150
                       Cisco Systems, Inc.+........................................      135,300     12,557,532
                       Lucent Technologies, Inc. ..................................       38,034      4,183,740
                       Motorola, Inc. .............................................       57,700      3,523,306
                       Tellabs, Inc.+..............................................       27,300      1,871,756

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 5.5%
                       Compaq Computer, Corp. .....................................      151,800   $  6,366,112
                       EMC Corp.+..................................................       89,900      7,641,500
                       Hewlett-Packard Co. ........................................       77,000      5,260,063
                       International Business Machines Corp. ......................       69,100     12,766,225
                       Xerox Corp. ................................................       38,300      4,519,400

                       Electronics -- 4.3%
                       Analog Devices, Inc.+.......................................      164,500      5,161,188
                       Applied Materials, Inc.+....................................       72,000      3,073,500
                       Dallas Semiconductor Corp. .................................       70,000      2,852,500
                       Intel Corp. ................................................       94,800     11,239,725
                       Texas Instruments, Inc. ....................................       48,900      4,184,006
                       Xilinx, Inc.+...............................................       34,400      2,240,300

                       Software -- 10.5%
                       America Online, Inc.+.......................................       61,000      8,829,750
                       American Management Systems, Inc.+..........................       29,800      1,192,000
                       Automatic Data Processing, Inc. ............................      100,400      8,050,825
                       BISYS Group, Inc.+..........................................       69,000      3,562,125
                       Cognos, Inc.+...............................................      135,000      3,375,000
                       Computer Sciences Corp.+....................................       90,000      5,799,375
                       DST Systems, Inc.+..........................................       49,400      2,818,888
                       First Data Corp.............................................      130,000      4,119,375
                       Microsoft Corp.+............................................      129,000     17,890,687
                       PeopleSoft, Inc.+...........................................      102,500      1,941,094
                       Policy Management Systems Corp.+............................       90,000      4,545,000
                       Sterling Software, Inc.+....................................      138,800      3,756,275
                       Synopsys, Inc.+.............................................       50,000      2,712,500
                       Systems & Computer Technology Corp.+........................      101,600      1,397,000
                                                                                                   -------------
                                                                                                    158,960,897
                                                                                                   -------------
                       MATERIALS -- 1.7%
                       Chemicals -- 1.5%
                       du Pont (E.I.) de Nemours & Co. ............................       85,700      4,547,456
                       Minerals Technologies, Inc. ................................       66,300      2,714,156
                       Praxair, Inc. ..............................................       73,300      2,583,825

                       Forest Products -- 0.2%
                       Bemis Co., Inc. ............................................       47,300      1,794,444
                                                                                                   -------------
                                                                                                     11,639,881
                                                                                                   -------------
                       UTILITIES -- 4.2%
                       Telephone -- 4.2%
                       Bell Atlantic Corp. ........................................      147,500      7,817,500
                       Century Telephone Enterprises, Inc. ........................       10,700        722,250
                       MCI WorldCom, Inc.+.........................................      130,000      9,327,500
                       SBC Communications, Inc. ...................................      196,800     10,553,400
                                                                                                   -------------
                                                                                                     28,420,650
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $399,193,056).............                 652,623,113
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                                       REPURCHASE AGREEMENT -- 2.9%                    AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $19,260,000)..............................................  $19,260,000   $ 19,260,000
                                                                                                   -------------
                       TOTAL INVESTMENTS -- (cost $418,453,056)     100.4%                          671,883,113
                       Liabilities in excess of other assets --      (0.4)                           (2,553,272)
                                                                    -----                          -------------
                       NET ASSETS --                                100.0%                         $669,329,841
                                                                    =====                          =============

              -----------------------------
              + Non-income producing securities
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1998

                                          COMMON STOCK -- 94.5%                        SHARES           VALUE
                       -------------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 10.1%
                       Apparel & Textiles -- 0.3%
                       Tefron Ltd.+................................................  445,000       $    2,920,313
                       Retail -- 9.8%
                       Abercrombie & Fitch Co.+....................................  205,300           14,524,975
                       Barnes & Noble, Inc.+.......................................  263,600           11,203,000
                       Bed Bath & Beyond, Inc.+....................................  800,000           27,300,000
                       Gap, Inc. ..................................................  525,000           29,531,250
                       Home Depot, Inc. ...........................................  200,000           12,237,500
                       Hot Topic, Inc.+............................................  210,500            2,710,187
                       Whole Foods Market, Inc.+...................................  225,000           10,884,375
                                                                                                   ---------------
                                                                                                      111,311,600
                                                                                                   ---------------
                       CONSUMER STAPLES -- 1.0%
                       Food, Beverage & Tobacco -- 1.0%
                       McCormick & Co., Inc. ......................................  160,000            5,410,000
                       United Natural Foods, Inc.+.................................  227,500            5,488,438
                                                                                                   ---------------
                                                                                                       10,898,438
                                                                                                   ---------------
                       ENERGY -- 1.9%
                       Energy Services -- 1.5%
                       Santa Fe International Corp. ...............................  350,900            5,131,913
                       Transocean Offshore, Inc. ..................................  435,000           11,663,437

                       Energy Sources -- 0.4%
                       USX-Marathon Group, Inc. ...................................  150,000            4,518,750
                                                                                                   ---------------
                                                                                                       21,314,100
                                                                                                   ---------------
                       FINANCE -- 9.1%
                       Financial Services -- 5.5%
                       Associates First Capital Corp., Class A.....................  271,400           11,500,575
                       CIT Group, Inc., Class A....................................  195,000            6,203,437
                       Dain Rauscher Corp. ........................................   75,000            2,212,500
                       Heller Financial, Inc., Class A.............................  492,000           14,452,500
                       Jefferies Group, Inc. ......................................   94,100            4,669,713
                       Legg Mason, Inc. ...........................................  373,332           11,783,291
                       Merrill Lynch & Co., Inc. ..................................  105,000            7,008,750
                       Morgan Keegan, Inc. ........................................  175,000            3,292,188

                       Insurance -- 3.6%
                       Ace Ltd. ...................................................  750,000           25,828,125
                       American Bankers Insurance Group, Inc. .....................  150,000            7,256,250
                       Scottish Annuity Life+......................................   72,560              997,700
                       Transatlantic Holdings, Inc. ...............................   67,500            5,100,469
                                                                                                   ---------------
                                                                                                      100,305,498
                                                                                                   ---------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE -- 14.7%
                       Drugs -- 9.7%
                       Agouron Pharmaceuticals, Inc.+..............................  160,000       $    9,400,000
                       Genzyme Corp.+..............................................  475,000           23,631,250
                       Gilead Sciences, Inc.+......................................  145,000            5,954,063
                       Human Genome Sciences, Inc.+................................  114,900            4,086,131
                       Immunex Corp.+..............................................  140,000           17,613,750
                       Pharmacia & Upjohn, Inc. ...................................  250,000           14,156,250
                       Warner-Lambert Co. .........................................   60,000            4,511,250
                       Zeneca Group PLC ADR........................................  610,000           27,373,750

                       Health Services -- 2.1%
                       Columbia/HCA Healthcare Corp. ..............................  280,000            6,930,000
                       Covance, Inc.+..............................................  210,000            6,116,250
                       Daou Systems, Inc.+.........................................  252,000            1,551,375
                       Stewart Enterprises, Inc., Class A..........................  380,000            8,455,000

                       Medical Products -- 2.9%
                       Baxter International, Inc. .................................  200,000           12,862,500
                       Ocular Sciences, Inc.+......................................  165,000            4,413,750
                       Perkin-Elmer Corp. .........................................  120,000           11,707,500
                       Respironics, Inc.+..........................................  130,000            2,604,062
                                                                                                   ---------------
                                                                                                      161,366,881
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 5.6%
                       Aerospace & Military Technology -- 0.3%
                       General Motors Corp., Class H+..............................   75,000            2,976,563

                       Business Services -- 3.7%
                       Comfort Systems USA, Inc.+..................................  250,000            4,468,750
                       Group Maintenance America Corp.+............................  185,000            2,243,125
                       Iron Mountain, Inc.+........................................  232,500            8,384,531
                       Metzler Group, Inc. ........................................  150,000            7,303,125
                       Pierce Leahy Corp.+.........................................  160,000            4,080,000
                       Select Appointments Holdings PLC ADR........................  340,000            7,310,000
                       Service Experts, Inc.+......................................  165,000            4,826,250
                       West TeleServices Corp.+....................................  260,000            2,535,000

                       Electrical Equipment -- 0.8%
                       General Cable Corp. ........................................  450,000            9,225,000

                       Transportation -- 0.8%
                       Werner Enterprises, Inc. ...................................  475,000            8,401,562
                                                                                                   ---------------
                                                                                                       61,753,906
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 16.5%
                       Broadcasting & Media -- 15.8%
                       American Tower Corp., Class A+..............................  700,000           20,693,750
                       CanWest Global Communications Corp. ........................  163,100            1,997,975
                       Capstar Broadcasting Corp., Class A+........................  210,000            4,803,750
                       Central European Media Enterprises Ltd., Class A+...........  140,000              918,750
                       Chancellor Media Corp.+.....................................  185,000            8,856,875
                       Clear Channel Communications, Inc.+.........................  200,000           10,900,000
                       Crown Castle International Corp.+...........................  550,000           12,925,000
                       EchoStar Communications Corp., Class A+.....................  175,000            8,465,625
                       Getty Images, Inc.+.........................................  381,000            6,548,437
                       Infinity Broadcasting Corp., Class A+.......................  131,500            3,599,813
                       Metro Networks, Inc.+.......................................  110,000            4,688,750
                       Outdoor Systems, Inc.+......................................  485,000           14,550,000
                       Scripps (E.W.) Co., Class A.................................  215,100           10,701,225

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT(continued)
                       Broadcasting & Media (continued)
                       SFX Entertainment, Inc., Class A+...........................   100,000      $    5,487,500
                       Tele-Communications Liberty Media Group, Class A+........... 1,000,000          46,062,500
                       Univision Communications, Inc., Class A+....................   358,800          12,984,075

                       Leisure & Tourism -- 0.7%
                       American Skiing Co.+........................................   200,200           1,539,037
                       Papa John's International, Inc.+............................   125,000           5,515,625
                                                                                                   ---------------
                                                                                                      181,238,687
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 31.2%
                       Communication Equipment -- 7.1%
                       ADC Telecommunications, Inc.+...............................   373,800          12,989,550
                       Alcatel Alsthom ADR.........................................   835,000          20,405,312
                       Ascend Communications, Inc.+................................   425,000          27,943,750
                       Gilat Satellite Networks Ltd.+..............................   155,000           8,544,375
                       Nokia AB Oy, Series A.......................................    75,000           9,032,813

                       Computers & Business Equipment -- 3.2%
                       EMC Corp.+..................................................   300,000          25,500,000
                       Verisign, Inc.+.............................................   160,000           9,460,000

                       Electronics -- 5.1%
                       Analog Devices, Inc.+.......................................   200,000           6,275,000
                       Flextronics International Ltd.+.............................    67,000           5,736,875
                       Philips Electronics NV-NY Registry Shares...................   295,000          19,967,812
                       Rambus, Inc.+...............................................    50,000           4,812,500
                       Texas Instruments, Inc. ....................................   225,000          19,251,563

                       Software -- 15.8%
                       BISYS Group, Inc.+..........................................   360,000          18,585,000
                       BMC Software, Inc.+.........................................   290,000          12,923,125
                       Ceridian Corp.+.............................................   305,000          21,292,812
                       Clarify, Inc.+..............................................   135,000           3,299,063
                       Computer Sciences Corp.+....................................   275,900          17,778,306
                       Electronic Arts, Inc.+......................................   115,000           6,454,375
                       First Data Corp. ...........................................   655,000          20,755,312
                       Fundtech Ltd................................................   126,000           2,598,750
                       Mobius Management Systems, Inc.+............................   100,300           1,491,963
                       Policy Management Systems Corp.+............................   150,000           7,575,000
                       Project Software & Development, Inc.+.......................    72,300           2,422,050
                       Rational Software Corp.+....................................   520,000          13,780,000
                       Segue Software, Inc.+.......................................   343,000           6,945,750
                       SPR, Inc.+..................................................    63,500           1,095,375
                       Sterling Software, Inc.+....................................   695,000          18,808,437
                       The Learning Co., Inc.+.....................................   695,200          18,031,750
                                                                                                   ---------------
                                                                                                      343,756,618
                                                                                                   ---------------
                       REAL ESTATE -- 0.4%
                       Real Estate Companies -- 0.4%
                       Security Capital Group, Inc., Class B+......................   315,000           4,272,188
                                                                                                   ---------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       UTILITIES -- 4.0%
                       Telephone -- 4.0%
                       Allegiance Telecommunications, Inc.+........................  380,000       $    4,607,500
                       Colt Telecom Group PLC+.....................................  783,400           11,844,060
                       Intermedia Communications, Inc.+............................  514,500            8,875,125
                       MCI WorldCom, Inc.+.........................................  115,000            8,251,250
                       NTL, Inc.+..................................................   96,200            5,429,287
                       Swisscom AG ADR.............................................  115,000            4,894,688
                                                                                                   ---------------
                                                                                                       43,901,910
                                                                                                   ---------------
                       TOTAL COMMON STOCK (cost $723,990,640)......................                 1,040,119,826
                                                                                                   ---------------


                                         PREFERRED STOCK -- 0.7%
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.7%
                       Broadcasting & Media -- 0.7%
                       News Corp. Ltd. ADR (cost $4,691,342).......................  300,000            7,406,250
                                                                                                   ---------------
                       TOTAL INVESTMENT SECURITIES (cost $728,681,982).............                $1,047,526,076
                                                                                                   ---------------

                                                                                      PRINCIPAL
                                       REPURCHASE AGREEMENT -- 4.5%                    AMOUNT
                       -------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $49,680,000)..............................................  $49,680,000       49,680,000
                                                                                                   ---------------
                       TOTAL INVESTMENTS -- (cost $778,361,982)     99.7%                           1,097,206,076
                       Other assets less liabilities --              0.3                                3,439,854
                                                                   -----                           ---------------
                       NET ASSETS --                               100.0%                          $1,100,645,930
                                                                   =====                           ===============


              -----------------------------
              + Non-income producing securities
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1998

                                          COMMON STOCK -- 94.9%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------

                       ENERGY -- 41.9%
                       Energy Services -- 5.2%
                       Baker Hughes, Inc. .........................................    36,000      $   636,750
                       BJ Services Co.+............................................    24,500          382,812
                       J.Ray McDermott SA+.........................................    27,300          667,144
                       Weatherford International, Inc.+............................    18,200          352,625

                       Energy Sources -- 36.7%
                       Alberta Energy Co., Ltd. ...................................    40,000          863,592
                       Anadarko Petroleum Corp. ...................................    12,000          370,500
                       Chevron Corp. ..............................................    20,000        1,658,750
                       Enron Oil & Gas Co. ........................................    44,350          765,037
                       Kerr-McGee Corp. ...........................................    15,400          589,050
                       Norsk Hydro ASA ADR.........................................    30,000        1,025,625
                       PanCanadian Petroleum Ltd. .................................    54,000          611,187
                       Poco Petroleum Ltd.+........................................    60,000          502,453
                       Shell Transport & Trading Co. PLC...........................    28,900        1,074,719
                       Talisman Energy, Inc.+......................................    39,500          696,451
                       Tosco Corp. ................................................    41,600        1,076,400
                       Total SA ADR................................................    23,193        1,153,852
                       Ultramar Diamond Shamrock Corp. ............................    20,200          489,850
                       Unocal Corp. ...............................................    14,020          409,209
                       USX-Marathon Group, Inc. ...................................    42,800        1,289,350
                       Vastar Resources, Inc. .....................................    12,000          518,250
                       YPF Sociedad Anonima ADR....................................    47,700        1,332,619
                                                                                                  ------------
                                                                                                    16,466,225
                                                                                                  ------------
                       MATERIALS -- 45.0%
                       Metals & Minerals -- 39.4%
                       Aluminum Co. of America.....................................    16,427        1,224,838
                       Ashanti Goldfields Co., Ltd. GDR............................   142,083        1,332,028
                       Barrick Gold Corp. .........................................    65,000        1,267,500
                       Billiton PLC*...............................................   625,700        1,247,450
                       British Steel PLC ADR.......................................    48,900          715,162
                       Cleveland-Cliffs, Inc. .....................................    11,400          459,563
                       Companhia Vale do Rio Doce ADR..............................    61,200          772,650
                       DeBeers Consolidated Mines Ltd. ADR.........................    35,000          446,250
                       EASCO, Inc. ................................................    14,500          112,375
                       Euro Nevada Mining Ltd. ....................................    42,600          696,762
                       Freeport-McMoRan Copper & Gold, Inc., Class A...............    72,900          706,219
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............    70,700          737,931
                       Newmont Mining Corp. .......................................    48,150          869,709
                       Normandy Mining Ltd. ....................................... 1,616,910        1,496,130
                       Phelps Dodge Corp. .........................................    21,500        1,093,812
                       Rio Tinto PLC...............................................    69,183          804,587
                       Stillwater Mining Co.+......................................    36,750        1,506,750

                       Paper Products -- 5.6%
                       Weyerhaeuser Co. ...........................................    22,100        1,122,956
                       Willamette Industries, Inc. ................................    32,300        1,082,050
                                                                                                  ------------
                                                                                                    17,694,722
                                                                                                  ------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       REAL ESTATE -- 8.0%
                       Real Estate Investment Trusts -- 8.0%
                       Archstone Communities Trust.................................    45,500      $   921,375
                       CarrAmerica Realty Corp. ...................................    35,300          847,200
                       Spieker Properties, Inc. ...................................    25,500          882,938
                       Starwood Hotels & Resorts Trust.............................    21,200          480,975
                                                                                                  ------------
                                                                                                     3,132,488
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $43,547,910)..............                 37,293,435
                                                                                                  ------------


                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 2.7%                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $1,055,000)............................................... $1,055,000       1,055,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $44,602,910)      97.6%                           38,348,435
                       Other assets less liabilities --              2.4                               950,442
                                                                   -----                          ------------
                       NET ASSETS --                               100.0%                          $39,298,877
                                                                   =====                          ============

              -----------------------------
              + Non-income producing securities
              * Resale restricted to qualified institutional buyers ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 1998

                                          COMMON STOCK -- 61.0%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE EQUITY -- 61.0%
                       Aerospace & Military Technology -- 0.7%
                       Allied Signal, Inc. ........................................       23,100   $  1,023,619

                       Banks -- 4.3%
                       Citigroup, Inc. ............................................       59,200      2,930,400
                       First Union Corp. ..........................................       27,100      1,648,019
                       State Street Corp. .........................................        6,500        452,156
                       U.S. Bancorp................................................       37,200      1,320,600

                       Broadcasting & Media -- 3.0%
                       AirTouch Communications, Inc.+..............................       10,000        721,250
                       CBS Corp.+..................................................       16,500        540,375
                       Disney (Walt) Co. ..........................................       40,500      1,215,000
                       Gannett, Inc. ..............................................       30,000      1,935,000

                       Chemicals -- 1.3%
                       Dow Chemical Co. ...........................................        9,100        827,531
                       du Pont (E.I.) de Nemours & Co. ............................       12,400        657,975
                       Praxair, Inc. ..............................................       10,800        380,700

                       Communication Equipment -- 2.0%
                       Cisco Systems, Inc.+........................................       22,200      2,060,438
                       Lucent Technologies, Inc. ..................................          900         99,000
                       Tellabs, Inc.+..............................................       10,400        713,050

                       Computers & Business Equipment -- 3.3%
                       Compaq Computer Corp. ......................................       13,600        570,350
                       International Business Machines Corp. ......................       12,900      2,383,275
                       Xerox Corp. ................................................       16,000      1,888,000

                       Drugs -- 5.7%
                       American Home Products Corp. ...............................       37,500      2,111,719
                       Johnson & Johnson Co. ......................................       20,400      1,711,050
                       Merck & Co., Inc. ..........................................       13,000      1,919,937
                       Pfizer, Inc. ...............................................       11,300      1,417,444
                       Warner-Lambert Co. .........................................       15,300      1,150,369

                       Electrical Equipment -- 2.0%
                       General Electric Co. .......................................       29,500      3,010,844

                       Electronics -- 2.1%
                       Analog Devices, Inc.+.......................................       36,200      1,135,775
                       Intel Corp. ................................................       16,000      1,897,000

                       Energy Services -- 0.6%
                       Schlumberger Ltd............................................       18,800        867,150

                       Energy Sources -- 3.6%
                       Anadarko Petroleum Corp. ...................................       23,000        710,125
                       Chevron Corp. ..............................................       15,000      1,244,062
                       Conoco, Inc., Class A+......................................       35,700        745,238
                       Exxon Corp. ................................................       26,800      1,959,750
                       Unocal Corp. ...............................................       21,000        612,938

                       Entertainment Products -- 0.5%
                       Eastman Kodak Co. ..........................................       10,300        741,600

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Financial Services -- 3.0%
                       Associates First Capital Corp., Class A.....................       31,800   $  1,347,525
                       Federal National Mortgage Association.......................       18,300      1,354,200
                       Franklin Resources, Inc. ...................................       10,800        345,600
                       Merrill Lynch & Co., Inc. ..................................       20,000      1,335,000

                       Food, Beverage & Tobacco -- 1.0%
                       Philip Morris Cos., Inc. ...................................       28,800      1,540,800

                       Forest Products & Paper -- 0.4%
                       Sealed Air Corp.+...........................................       12,300        628,069

                       Health Services -- 1.0%
                       Columbia/HCA Healthcare Corp. ..............................       35,000        866,250
                       Service Corp. International.................................       15,000        570,937

                       Household Products -- 3.7%
                       Estee Lauder Cos., Inc., Class A............................       14,000      1,197,000
                       Gillette Co. ...............................................       24,000      1,159,500
                       Kimberly-Clark Corp. .......................................       26,400      1,438,800
                       Procter & Gamble Co. .......................................       18,000      1,643,625

                       Insurance -- 2.4%
                       American International Group, Inc. .........................       17,750      1,715,094
                       Marsh & McLennan Cos., Inc. ................................       30,000      1,753,125

                       Leisure & Tourism -- 2.0%
                       AMR Corp.+..................................................        8,400        498,750
                       McDonald's Corp. ...........................................       25,700      1,969,262
                       Southwest Airlines Co. .....................................       21,000        471,188

                       Medical Products -- 2.4%
                       Abbott Laboratories, Inc. ..................................       40,000      1,960,000
                       Baxter International, Inc. .................................       16,300      1,048,294
                       Boston Scientific Corp.+....................................       21,400        573,787

                       Metals & Minerals -- 0.6%
                       Aluminum Co. of America.....................................       11,500        857,469

                       Retail -- 6.4%
                       CVS Corp. ..................................................       35,400      1,947,000
                       Gap, Inc. ..................................................       42,450      2,387,813
                       Home Depot, Inc. ...........................................       39,400      2,410,787
                       Wal-Mart Stores, Inc. ......................................       32,700      2,663,006

                       Software -- 4.3%
                       Automatic Data Processing, Inc. ............................       15,200      1,218,850
                       Computer Sciences Corp.+....................................       16,900      1,088,994
                       First Data Corp. ...........................................       33,200      1,052,025
                       Microsoft Corp.+............................................       21,700      3,009,518

                       Telephone -- 4.1%
                       Bell Atlantic Corp. ........................................       19,200      1,017,600
                       MCI WorldCom, Inc.+.........................................       32,400      2,324,700
                       SBC Communications, Inc. ...................................       50,000      2,681,250

                       Transportation -- 0.6%
                       Union Pacific Corp. ........................................       19,000        856,187
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $51,628,353).......................                  89,533,744
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 33.6%                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE BONDS -- 33.6%
                       AEROSPACE & MILITARY TECHNOLOGY -- 0.8%
                       Northrop Grumman Corp. 8.63% 2004...........................  $ 1,000,000   $  1,119,070
                       ASSET-BACKED SECURITIES -- 1.9%
                       Aesop Funding II LLC 6.22% 2001*@...........................    1,000,000      1,016,570
                       Chase Manhattan Auto Owner Trust 5.70% 2001.................      700,000        703,206
                       Honda Auto Receivables Trust 5.95% 2003.....................      532,907        532,497
                       IBM Credit Receivables Lease Asset Master 4.55% 2000........       15,935         15,899
                       Nissan Auto Recievables Grantor 6.15% 2003..................      504,683        506,575
                       CABLE -- 0.7%
                       TCI Communications, Inc. 6.88% 2006.........................    1,000,000      1,067,070
                       ENERGY -- 0.9%
                       Husky Oil Ltd. 7.13% 2006...................................    1,000,000        996,580
                       Mobil Oil Corp. 9.17% 2000..................................      245,250        251,357
                       FINANCE -- 5.1%
                       Bankers Trust New York Corp. 8.25% 2005.....................    1,000,000      1,109,911
                       First Financial Caribbean Corp. 7.84% 2006..................    1,000,000      1,049,370
                       Fleet Mortgage Group, Inc. 6.50% 2000.......................    1,000,000      1,013,490
                       General Electric Capital Corp. 6.50% 2006...................    1,000,000      1,069,450
                       General Motors Acceptance Corp. 5.63% 2001..................    1,000,000      1,007,150
                       Lumbermans Mutual Casualty Co. 9.15% 2026*..................    1,000,000      1,168,380
                       Security Benefit Life Co. 8.75% 2016*.......................    1,000,000      1,088,740
                       INDUSTRIAL & COMMERCIAL -- 3.5%
                       BancTec, Inc. 7.50% 2008....................................    1,000,000      1,052,550
                       Clear Channel Communications, Inc. 7.25% 2027...............    1,000,000      1,000,800
                       Cummins Engine Co., Inc. 6.25% 2003.........................    1,000,000        988,780
                       Diageo Capital PLC 6.13% 2005...............................    1,000,000      1,032,670
                       Federal Express Corp. 6.72% 2022(1).........................    1,000,000      1,039,370
                       MORTGAGE-RELATED SECURITIES -- 1.6%
                       CS First Boston Mortgage Securities Corp. 6.40% 2004........      385,153        392,013
                       CS First Boston Mortgage Securities Corp. 7.24% 2029........    1,000,000      1,065,310
                       Morgan Stanley Capital I, Inc. 6.25% 2007...................      812,052        830,104
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.7%
                       Quebec Province Canada 8.80% 2003...........................    1,000,000      1,122,130
                       U.S. GOVERNMENT & AGENCIES -- 16.1%
                       Federal Home Loan Banks 5.13% 2003..........................    4,000,000      3,998,760
                       Federal Home Loan Mortgage Corp. 6.50% 2010-2025............    4,596,964      4,659,031
                       Federal National Mortgage Association 6.50% 2028............    2,957,554      2,976,956
                       Governmental National Mortgage Association 6.50% 2023.......    3,532,274      3,567,597
                       United States Treasury Notes 5.63% 2002.....................    4,000,000      4,133,120
                       United States Treasury Notes 6.13% 2007.....................    4,000,000      4,368,760
                       UTILITIES -- 2.3%
                       Niagara Mohawk Power Corp. 5.88% 2002.......................    1,250,000      1,265,512
                       United States West Capital Funding, Inc. 6.38% 2008.........    1,000,000      1,057,880
                       Worldcom, Inc. 6.40% 2005...................................    1,000,000      1,036,910
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $47,775,523)......................                  49,303,568
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $99,403,876)..............                 138,837,312
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 33.6%                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT -- 0.5%
                       United States Treasury Bills 4.95% due 3/04/99@ (cost
                         $768,640).................................................  $   775,000   $    769,437
                                                                                                   -------------
                                       REPURCHASE AGREEMENT -- 4.7%
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)@ (cost
                         $6,835,000)...............................................    6,835,000      6,835,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $107,007,516)                             99.8%                      146,441,749
                       Other assets less liabilities --                   0.2                           270,220
                                                                        -----                      -------------
                       NET ASSETS --                                    100.0%                     $146,711,969
                                                                        =====                      =============

              -----------------------------

              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              (1) Fair valued security; see Note 2
              @ The security or a portion thereof represents collateral for the following open futures contracts:


              OPEN FUTURES CONTRACTS

              ------------------------------------------------------------------

                                                                                                               UNREALIZED
                       NUMBER OF                                  EXPIRATION   VALUE AT      VALUE AS OF      APPRECIATION/
                       CONTRACTS            DESCRIPTION              DATE     TRADE DATE  DECEMBER 31, 1998   DEPRECIATION
                       ----------------------------------------------------------------------------------------------------
                       17 Long      U.S. Long Bond                March 1999  $2,151,182     $2,172,260         $  21,078
                       19 Short     S&P 500 Index                 March 1999   5,726,521      5,916,125          (189,604)
                                                                                                              -------------
                                    Net Unrealized Depreciation............................................     $(168,526)
                                                                                                              =============


              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1998

                                          COMMON STOCK -- 64.8%                          SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 16.9%
                       Apparel & Textiles -- 0.1%
                       Tefron Ltd.+................................................            7,000   $    45,937

                       Broadcasting & Media -- 3.3%
                       American Tower Corp., Class A+..............................           10,000       295,625
                       Clear Channel Communications, Inc.+.........................            1,900       103,550
                       Crown Castle International Corp.+...........................           10,500       246,750
                       EchoStar Communications Corp., Class A+.....................            3,400       164,475
                       Getty Images, Inc.+.........................................            9,500       163,281
                       Liberty Media Group Inc., Series A+.........................            6,200       285,587
                       Outdoor Systems, Inc.+......................................            4,500       135,000
                       Scripps (E.W) Co., Class A..................................            2,000        99,500
                       Univision Communications, Inc., Class A+....................            3,400       123,038

                       Business Services -- 1.3%
                       Comfort Systems USA, Inc.+..................................            5,000        89,375
                       Iron Mountain, Inc.+........................................            3,050       109,991
                       Pierce Leahy Corp.+.........................................            3,500        89,250
                       Select Appointments Holdings PLC ADR........................            9,500       204,250
                       Service Experts, Inc.+......................................            5,000       146,250

                       Communication Equipment -- 1.4%
                       ADC Telecommunications, Inc.+...............................            3,500       121,625
                       Alcatel Alsthom ADR.........................................            5,700       139,294
                       Ascend Communications, Inc.+................................            3,200       210,400
                       Gilat Satellite Networks Ltd.+..............................            2,500       137,812
                       Nokia Corp., Class A ADR....................................              700        84,306

                       Drugs -- 2.4%
                       Agouron Pharmaceuticals, Inc.+..............................            3,700       217,375
                       Genzyme Corp.+..............................................            7,500       373,125
                       Gilead Sciences, Inc.+......................................            2,500       102,656
                       Human Genome Sciences, Inc.+................................            2,300        81,794
                       Pharmacia & Upjohn, Inc. ...................................            2,500       141,562
                       Zeneca Group PLC ADR........................................            5,400       242,325

                       Electrical Equipment -- 0.2%
                       General Cable Corp.+........................................            4,250        87,125

                       Electronics -- 1.1%
                       Flextronics International Ltd.+.............................            2,500       214,063
                       Philips Electronics NV-NY Shares ADR........................            2,000       135,375
                       Texas Instruments, Inc. ....................................            2,000       171,125

                       Energy Services -- 0.3%
                       Santa Fe International Corp. ...............................            4,000        58,500
                       Transocean Offshore, Inc. ..................................            3,000        80,438

                       Financial Services -- 0.7%
                       Heller Financial, Inc., Class A.............................            4,500       132,187
                       Jefferies Group, Inc. ......................................            1,600        79,400
                       Legg Mason, Inc. ...........................................            3,866       122,021

---------------------


                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Health Services -- 0.1%
                       Stewart Enterprises, Inc., Class A..........................            3,000   $    66,750

                       Insurance -- 0.7%
                       Ace Co., Ltd. ADR...........................................            7,000       241,063
                       American Bankers Insurance Group, Inc. .....................            2,000        96,750

                       Leisure & Tourism -- 0.1%
                       Papa John's International, Inc.+............................            1,500        66,188

                       Medical Products -- 0.2%
                       Ocular Sciences, Inc.+......................................            4,000       107,000
                       Real Estate Companies -- 0.2%
                       Security Capital Group, Inc., Class B+......................            5,500        74,594
                       Retail -- 1.4%
                       Abercrombie & Fitch Co.+....................................            2,500       176,875
                       Bed Bath & Beyond, Inc.+....................................           10,700       365,137
                       Hot Topic, Inc.+............................................            4,100        52,788
                       Whole Foods Market, Inc.+...................................            2,000        96,750
                       Software -- 2.9%
                       BISYS Group, Inc.+..........................................            3,500       180,687
                       BMC Software, Inc.+.........................................            1,500        66,844
                       Computer Sciences Corp.+....................................              800        51,550
                       First Data Corp. ...........................................            6,000       190,125
                       Fundtech Ltd.+..............................................            6,700       138,187
                       Mobius Management Systems, Inc.+............................            4,700        69,912
                       Policy Management Systems Corp.+............................            2,000       101,000
                       Rational Software Corp.+....................................            5,000       132,500
                       SPR, Inc.+..................................................            1,550        26,738
                       Segue Software, Inc.+.......................................            5,000       101,250
                       Sterling Software, Inc.+....................................            6,000       162,375
                       The Learning Co., Inc.+.....................................            7,700       199,719

                       Telephone -- 0.3%
                       Colt Telecom Group PLC+.....................................            6,000        90,713
                       Intermedia Communications, Inc.+............................            4,500        77,625

                       Transportation -- 0.2%
                       Werner Enterprises, Inc. ...................................            7,500       132,656
                                                                                                       ------------
                                                                                                         8,300,143
                                                                                                       ------------
                       CORE EQUITY -- 17.0%
                       Aerospace & Military Technology -- 1.1%
                       Allied Signal, Inc. ........................................            2,700       119,644
                       United Technologies Corp. ..................................            3,800       413,250
                       Automotive -- 0.8%
                       Ford Motor Co. .............................................            3,400       199,538
                       General Motors Corp. .......................................            2,900       207,531

                       Banks -- 0.3%
                       Citigroup, Inc. ............................................            2,500       123,750

                       Broadcasting & Media -- 0.8%
                       Gannett, Inc. ..............................................            4,250       274,125
                       Sprint PCS Group............................................            4,600       106,375

                       Communication Equipment -- 0.6%
                       Cisco Systems, Inc.+........................................            3,150       292,359

                       Computers & Business Equipment -- 1.3%
                       Compaq Computer Corp. ......................................            5,500       230,656

                                                           ---------------------


                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Computers & Business Equipment (continued)
                       International Business Machines Corp. ......................            2,200   $   406,450

                       Drugs -- 0.7%
                       American Home Products Corp. ...............................            6,100       343,506

                       Electronics -- 0.7%
                       Intel Corp. ................................................            2,700       320,119

                       Entertainment Products -- 0.5%
                       Eastman Kodak Co. ..........................................            3,800       273,600

                       Financial Services -- 1.4%
                       CIT Group, Inc., Class A....................................           10,000       318,125
                       Federal National Mortgage Association.......................            5,300       392,200

                       Food, Beverage & Tobacco -- 0.8%
                       Philip Morris Cos., Inc. ...................................            7,300       390,550

                       Health Services -- 0.2%
                       Columbia/HCA Healthcare Corp. ..............................            4,900       121,275

                       Household Products -- 0.9%
                       Kimberly-Clark Corp. .......................................            1,500        81,750
                       Procter & Gamble Co. .......................................            3,900       356,119

                       Insurance -- 0.6%
                       Marsh & McLennan Cos., Inc. ................................            5,250       306,797

                       Medical Products -- 0.7%
                       Abbott Laboratories, Inc. ..................................            5,400       264,600
                       Boston Scientific Corp.+....................................            2,600        69,713

                       Metals & Minerals -- 0.3%
                       Aluminum Co. of America.....................................            2,200       164,038

                       Retail -- 2.0%
                       Dollar General Corp. .......................................            4,600       108,675
                       Gap, Inc. ..................................................            8,100       455,625
                       Wal-Mart Stores, Inc. ......................................            5,000       407,187

                       Software -- 0.7%
                       Microsoft Corp.+............................................            2,500       346,719

                       Telephone -- 2.6%
                       Ameritech Corp. ............................................            6,500       411,937
                       BellSouth Corp. ............................................            9,400       468,825
                       SBC Communications, Inc. ...................................            7,600       407,550
                                                                                                       ------------
                                                                                                         8,382,588
                                                                                                       ------------
                       GLOBAL CORE EQUITY -- 30.9%
                       AUSTRALIA -- 1.5%
                       Australia & New Zealand Banking Group Ltd. (Finance)........           38,000       248,692
                       Cable & Wireless Optus (Utilities)+*........................           44,800        94,162
                       Pasminco Ltd. (Materials)...................................          104,334        79,278
                       Rio Tinto, Ltd. (Materials).................................           14,551       172,581
                       Western Mining Corp., Ltd. (Materials)......................           52,291       157,652

                       BRAZIL -- 0.1%
                       Embratel Participacoes SA ADR (Utilities)...................            2,600        36,237
                       Telesp Celular Participacoes SA ADR (Information &
                         Entertainment)+...........................................            1,600        28,000

                       CHINA -- 0.2%
                       China Telecom (Hong Kong) Ltd. (Information &
                         Entertainment)+...........................................           67,900       117,438

---------------------


                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       DENMARK -- 0.6%
                       Unidanmark A/S, Class A (Finance)...........................            3,290   $   297,244

                       FINLAND -- 0.7%
                       Nokia AB Oy, Series A (Information Technology)..............            2,740       333,163

                       FRANCE -- 5.5%
                       Alcatel Alsthom, Inc. (Information Technology)..............            2,540       310,742
                       AXA SA de CV (Finance)......................................            1,190       172,402
                       Banque Nationale de Paris (Finance).........................            6,019       495,429
                       Compagnie de St. Gobain (Materials).........................              510        71,971
                       Compagnie Financiere de Paribas SA (Finance)................            3,970       344,881
                       Establissements Economiques du Casino Guichard-Perrachon SA
                         (Consumer Discretionary)..................................            1,170       121,792
                       Renault SA (Consumer Discretionary).........................            1,580        70,932
                       STMicroelectronics NV (Information Technology)+.............            2,000       156,125
                       Suez Lyonnaise des Eaux (Utilities).........................            1,130       232,023
                       Total SA, Class B (Energy)..................................            2,162       218,868
                       Vivendi SA (Utilities)......................................            1,840       477,196

                       GERMANY -- 2.1%
                       Hoechst AG (Healthcare).....................................            5,880       243,795
                       Karstadt AG (Consumer Discretionary)........................              430       224,469
                       Mannesmann AG (Information Technology)......................            2,680       307,140
                       Siemens AG (Industrial & Commercial)........................            3,960       255,430

                       GREECE -- 0.1%
                       Panafon Hellenic Telecom SA (Information Technology)+*......            2,100        56,274

                       HONG KONG -- 0.3%
                       Cheung Kong Holdings Ltd. (Industrial & Commercial).........           23,000       165,503

                       IRELAND -- 0.8%
                       Allied Irish Banks PLC (Finance)............................           21,486       382,671

                       ITALY -- 0.7%
                       Telecom Italia SpA (Utilities)..............................           40,500       345,369

                       JAPAN -- 3.6%
                       Advantest Corp. (Information Technology)....................            2,100       133,003
                       Eisai Co., Ltd. (Healthcare)................................            9,000       175,144
                       Fuji Bank Ltd. (Finance)....................................           46,000       169,270
                       Mabuchi Motor Co., Ltd. (Industrial & Commercial)...........            1,300        99,469
                       Matsumotokiyoshi (Consumer Discretionary)...................            3,900       150,756
                       Nichiei Co., Ltd. (Finance).................................              600        47,766
                       Olympus Optical Co. (Healthcare)............................           21,000       241,300
                       Rohm Co. Ltd. (Information Technology)......................            2,000       182,044
                       Sanwa Bank Ltd. (Finance)...................................           10,000        77,046
                       Sony Corp. (Information & Entertainment)....................            3,000       218,399
                       Takefuji Corp. (Finance)....................................              300        21,893
                       Toshiba Corp. (Information Technology)......................           43,000       255,984

                       NETHERLANDS -- 2.1%
                       AEGON NV (Finance)..........................................            1,400       171,842
                       Gucci Group NV NY Registry Shares (Consumer
                         Discretionary)............................................            1,900        92,387
                       Philips Electronics NV (Information Technology).............            2,000       134,135
                       Royal Dutch Petroleum Co. (Energy)..........................            1,900        94,560
                       TNT Post Group NV (Industrial & Commercial).................            4,700       151,355
                       Unilever NV (Consumer Staples)..............................            4,600       392,985

                       SOUTH AFRICA -- 0.1%
                       De Beers Centenary AG (Materials)...........................            2,400        30,559

                                                           ---------------------


                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       SOUTH KOREA -- 0.1%
                       Korea Telecommunications Corp. (Utilities)..................              100   $     3,159
                       Pohang Iron & Steel Co., Ltd. ADR (Materials)...............            4,000        67,500

                       SPAIN -- 1.1%
                       Banco de Santander SA (Finance).............................            9,200       182,550
                       Endesa SA (Utilities).......................................            7,650       202,392
                       Telefonica SA (Utilities)...................................            3,800       168,717

                       SWEDEN -- 1.8%
                       Hennes & Mauritz AB, Class B (Consumer Discretionary).......            4,300       350,359
                       Nordbanken AB (Finance).....................................           34,860       223,110
                       Pharmacia & Upjohn, Inc. (Healthcare).......................            5,290       295,596

                       SWITZERLAND -- 1.1%
                       Holderbank Financiere Glarus AG (Materials).................              170       201,223
                       Roche Holdings AG (Healthcare)..............................               10       122,006
                       Swisscom AG (Utilities).....................................              560       234,404

                       TAIWAN -- 0.5%
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR
                         (Information Technology)+.................................           15,660       222,176

                       UNITED KINGDOM -- 7.9%
                       Allied Domecq PLC (Consumer Staples)........................           12,000       110,949
                       Bank of Scotland (Finance)..................................           15,745       188,344
                       Billiton PLC (Materials)....................................            4,200         8,373
                       BOC Group PLC (Materials)...................................           10,300       147,681
                       British America Tobacco PLC (Consumer Staples)..............           21,500       189,317
                       British Petroleum Co. PLC (Energy)..........................           15,954       237,494
                       British Telecommunications PLC (Utilities)..................            7,700       116,542
                       Cable & Wireless Communication PLC (Utilities)+.............            9,700        88,475
                       Compass Group PLC (Information & Entertainment).............           30,700       350,406
                       Glaxo Wellcome PLC (Healthcare).............................            7,200       247,855
                       HSBC Holdings PLC (Finance).................................            4,800       119,573
                       National Westminster Bank PLC (Finance).....................           18,800       363,881
                       Next PLC (Consumer Discretionary)...........................           33,400       273,570
                       Powergen PLC (Utilities)....................................            1,900        24,938
                       Rentokil Initial PLC (Industrial & Commercial)..............           19,900       150,432
                       Scottish Power PLC (Utilities)..............................           19,800       203,954
                       SmithKline Beecham PLC (Healthcare).........................           24,427       338,541
                       Standard Chartered PLC (Finance)............................           18,800       218,016
                       Vodafone Group PLC (Information & Entertainment)............           25,400       412,713
                       Zeneca Group PLC (Healthcare)...............................            2,600       113,261
                                                                                                       ------------
                                                                                                        15,234,863
                                                                                                       ------------
                       TOTAL COMMON STOCK (cost $25,744,029).......................                     31,917,594
                                                                                                       ------------
                                         PREFERRED STOCK -- 0.1%
                       --------------------------------------------------------------------------------------------
                       BRAZIL -- 0.1%
                       Telesp Participacoes (Utilities) (cost $46,644).............        1,600,000        36,415
                                                                                                       ------------
                                                                                        PRINCIPAL
                                          BONDS & NOTES -- 29.4%                         AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       CORE BONDS -- 17.8%
                       ASSET-BACKED SECURITIES -- 0.4%
                       Daimler Benz Vehicle Owner Trust 5.23% 2001.................  $        65,000        64,924
                       World Omni Automobile Lease Trust 6.18% 2003................          114,936       115,547

---------------------

                                                                                        PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       CORE BONDS (continued)
                       AUTOMOTIVE -- 0.4%
                       Accuride Corp., 9.25% 2008..................................  $        65,000   $    66,137
                       Johnstown America Industries, Inc., Series C 11.75% 2005....           85,000        89,463
                       LDM Technologies, Inc., Series B 10.75% 2007................           35,000        34,300
                       CHEMICALS -- 0.4%
                       ARCO Chemical Co. 9.80% 2020................................           35,000        35,020
                       Laroche Indusrties, Inc., Series B 9.50% 2007...............          100,000        80,000
                       Pioneer Americas Acquisition Corp., Series B 9.25% 2007.....           25,000        19,437
                       Sovereign Specialty Chemicals, Series B 9.50% 2007..........           50,000        49,750
                       COMMUNICATIONS & MEDIA -- 1.6%
                       Allbritton Communications Co., Series B 9.75% 2007..........           50,000        52,750
                       AMC Entertainment, Inc......................................           50,000        51,000
                       Big Flowers Press Holdings, Inc. 8.63% 2008*................           35,000        35,044
                       Century Communications Corp., zero coupon 2008+.............          150,000        76,875
                       Classic Cable, Inc. 9.88% 2008*.............................           45,000        46,800
                       Echostar Satellite Broadcasting Corp. zero coupon
                         2004+(2)..................................................           75,000        74,812
                       Falcon Holding Group LP 8.38% 2010..........................           50,000        50,250
                       Fox/Liberty Networks LLC zero coupon 2007+(2)...............          100,000        68,000
                       Frontiervision Holdings LP zero coupon 2007+(2).............           35,000        29,225
                       Granite Broadcasting Corp. 2008.............................           15,000        14,250
                       Lin Holdings Corp. zero coupon 2008+(2).....................          100,000        69,000
                       Loews Cineplex Entertainment Corp. 8.88% 2008...............           60,000        61,650
                       MCI Communications Corp. 7.13% 2000.........................           90,000        91,502
                       NTL, Inc. zero coupon 2008+*(2).............................           75,000        47,344
                       Sullivan Graphics, Inc. 12.75% 2005.........................           45,000        45,675
                       CONSUMER DISCRETIONARY -- 0.8%
                       Allied Waste North America 7.63% 2006*......................           45,000        45,337
                       Duane Reade, Inc. 9.25% 2008................................           70,000        72,100
                       Galey & Lord, Inc. 9.13% 2008...............................           50,000        43,500
                       Revlon Worldwide Corp., Series B zero coupon 2001+..........          175,000       100,625
                       True Temper Sports, Inc. 10.88% 2008*.......................           60,000        60,450
                       Unicco Service Co./Unicco Finance Corp., Series B 9.88%
                         2007......................................................          100,000        97,625
                       ENERGY -- 1.5%
                       Abraxas Petroleum Corp. 11.50% 2004.........................           50,000        38,000
                       Costilla Energy, Inc. 10.25% 2006...........................          130,000        91,975
                       Dailey International, Inc. 9.50% 2008.......................          150,000        69,000
                       P&L Coal Holdings Corp. 9.63% 2008..........................          250,000       253,750
                       Phillips Petroleum Co. 9.18% 2021...........................          250,000       279,395
                       FINANCE -- 0.7%
                       AMRESCO, Inc. 9.88% 2005....................................           50,000        35,000
                       Associates Corp. of North America 5.75% 2003................           75,000        75,673
                       ContiFinancial Corp. 8.13% 2008.............................           50,000        35,000
                       Resource America, Inc. 12.00% 2004..........................           85,000        69,912
                       Western Financial Savings Bank 8.88% 2007...................          150,000       112,500
                       FOOD & LODGING -- 0.3%
                       Aurora Foods, Inc., Series D 9.88% 2007.....................           25,000        27,187
                       Aurora Foods, Inc., Series E 8.75% 2008.....................           35,000        36,444
                       Delaware Monte Foods Co., Series B zero coupon 2007(2)......          100,000        69,875

                                                           ---------------------

                                                                                        PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       CORE BONDS (continued)
                       GAMING -- 0.4%
                       Argosy Gaming Co. 13.25% 2004...............................  $       120,000   $   134,550
                       Fitzgeralds Gaming Corp., Series B 12.25% 2004..............           25,000        13,500
                       Station Casinos, Inc. 8.88% 2008*...........................           50,000        50,250
                       HEALTHCARE -- 0.3%
                       Owens & Minor, Inc. 10.88% 2006.............................           75,000        80,344
                       Universal Hospital Services, Inc. 10.25% 2008...............          100,000        87,875
                       HOUSING -- 0.1%
                       Engle Homes, Inc., Series B 9.25% 2008......................           45,000        45,000
                       INDUSTRIAL & COMMERCIAL -- 0.9%
                       K & F Industries, Inc. Series B 9.25% 2007..................          180,000       181,800
                       MTL, Inc. 10.00% 2006*......................................          100,000        96,750
                       Moog, Inc. Series B 10.00% 2006.............................           70,000        71,750
                       Neenah Corp. Series E 11.13% 2007*..........................           20,000        20,650
                       WESCO Distribution, Inc. 9.13% 2008.........................           70,000        70,962
                       INFORMATION TECHNOLOGY -- 0.5%
                       Advanced Micro Devices, Inc. 11.00% 2003....................          100,000       106,000
                       DecisionOne Holdings Corp. zero coupon 2008+(2).............          150,000        31,500
                       Fisher Scientific International, Inc. 9.00% 2008............           50,000        49,500
                       Verio, Inc. 11.25% 2008*....................................           50,000        50,375
                       MATERIALS -- 0.6%
                       A.K. Steel Corp. 9.13% 2006.................................           95,000        99,513
                       Armco, Inc. 8.88% 2008*.....................................           50,000        50,375
                       Bayou Steel Corp. 9.50% 2008................................          105,000        98,700
                       Falcon Building Products, Inc. Series B zero coupon
                         2007(2)...................................................           50,000        28,750
                       MULTI-INDUSTRY -- 0.1%
                       Grove Worldwide LLC 9.25% 2008..............................           50,000        45,000
                       MUNICIPAL BONDS -- 0.2%
                       Austin Texas Rental Car Special Facility Revenue 6.13%
                         2007......................................................           50,000        51,291
                       Worcester MA 5.50% 2007.....................................           50,000        49,208
                       PAPER PRODUCTS -- 0.8%
                       American Pad & Paper Co. Series B 13.00% 2005...............          135,000        77,625
                       Gaylord Container Corp. 9.38% 2007..........................          100,000        85,000
                       Silgan Holdings Corp. 9.00% 2009............................          250,000       253,125

---------------------

                                                                                     PRINCIPAL AMOUNT
                                                                                     (DENOMINATED IN
                                        BONDS & NOTES (CONTINUED)                    LOCAL CURRENCY)       VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BONDS (continued)
                       TELECOMMUNICATIONS -- 3.5%
                       BTI Telecom Corp. 10.50% 2007...............................  $       175,000    $   132,125
                       Concentric Network Corp. 12.75% 2007........................           50,000         50,375
                       ESpire Communications Inc. zero coupon 2008+(2).............          150,000         60,000
                       GCI, Inc. 9.75% 2007........................................          100,000         99,000
                       GST Telecommunications, Inc. 12.75% 2007+...................           60,000         57,150
                       GST Network Funding, Inc. zero coupon 2008+(2)..............          105,000         46,200
                       Globalstar LP 10.75% 2004...................................           75,000         54,000
                       ITC DeltaCom, Inc. 9.75% 2008*..............................           25,000         25,750
                       IXC Communications, Inc. 9.00% 2008.........................           75,000         75,563
                       Intermedia Communications, Inc. Series B 8.88% 2007.........          185,000        178,525
                       Iridium LLC, Series D 10.88% 2005...........................           20,000         16,525
                       Iridium LLC 11.25% 2005.....................................           50,000         42,750
                       KMC Telecom Holdings, Inc. zero coupon 2008+(2).............          330,000        158,812
                       Level 3 Communications, Inc. 9.13% 2008.....................          110,000        109,037
                       MGC Communications, Inc. 13.00% 2004........................           25,000         16,250
                       Nextel Communications, Inc. zero coupon 2007+(2)............          375,000        228,750
                       PSINet, Inc. 10.00% 2005....................................          125,000        122,500
                       PSINet, Inc. 11.50% 2008*...................................           25,000         25,938
                       RSL Communications PLC 12.00% 2008*.........................           40,000         42,800
                       Telecommunications Techniques 9.75% 2008....................          140,000        135,975
                       Time Warner Telecom, Inc. 9.75% 2008........................           55,000         57,475
                       U.S. GOVERNMENT & AGENCIES -- 4.1%
                       Federal Home Loan Mortgage Corp. 5.13% 2008.................          220,000        217,903
                       Federal National Mortgage Association 1.75% 2008............   JPY 40,000,000        345,688
                       Federal National Mortgage Association 6.00% 2099............           30,000         30,075
                       Federal National Mortgage Association 6.38% 2007............     AUD   65,000         41,592
                       Federal National Mortgage Association 6.45% 2008............           49,544         52,011
                       Government National Mortgage Association 6.00% 2009.........          125,611        127,141
                       Government National Mortgage Association 7.50% 2027.........          136,412        140,632
                       United States Treasury Bonds 6.25% 2023.....................          100,000        111,766
                       United States Treasury Notes 6.50% 2006.....................          500,000        554,610
                       United States Treasury Notes 6.63% 2007.....................          270,000        303,623
                       United States Treasury Notes 7.88% 2004.....................          100,000        115,859
                       UTILITIES -- 0.2%
                       United States West Capital Funding, Inc. 6.38% 2008.........          100,000        105,788
                                                                                                        ------------
                                                                                                          8,793,684
                                                                                                        ------------
                       GLOBAL CORE BONDS -- 11.6%
                       ARGENTINA -- 0.2%
                       Acindar Industria Argentina de Aceros SA 11.25% 2004........           55,000         44,000
                       Disco SA 9.88% 2008.........................................           70,000         59,150
                       BRAZIL -- 0.3%
                       Aracruz Celulose SA 10.38% 2002*............................          100,000         86,000
                       CSN Iron SA 9.13% 2007*.....................................          100,000         61,000
                       Companhia Vale do Rio Doce zero coupon 1999+(1).............            2,000              0
                       CANADA -- 2.4%
                       British Columbia Province Canada 6.50% 2026.................          150,000        157,033
                       Government of Canada 7.25% 2003.............................     CAD  170,000        121,910
                       Government of Canada 7.50% 2001.............................     CAD  860,000        592,790
                       Government of Canada 8.50% 2002.............................     CAD  245,000        177,828
                       Microcell Telecommunications, Series B zero coupon
                         2007(2)...................................................     CAD  160,000         57,573
                       Repap New Brunswick, Inc. 9.00% 2004........................           60,000         54,000

                                                           ---------------------

                                                                                     PRINCIPAL AMOUNT
                                                                                     (DENOMINATED IN
                                        BONDS & NOTES (CONTINUED)                    LOCAL CURRENCY)       VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE BONDS (continued)
                       CHILE -- 0.4%
                       Compania de Telecomunicaciones 7.63% 2006...................  $       100,000    $    95,328
                       Santiago Air SA 6.95% 2012*.................................          100,000         99,144
                       COLOMBIA -- 0.2%
                       Republic of Colombia 9.75% 2008.............................    GBP    65,000         83,039
                       DENMARK -- 2.6%
                       Kingdom of Denmark 7.00% 2024...............................    DKK 1,000,000        201,122
                       Kingdom of Denmark 9.00% 2000...............................    DKK 6,400,000      1,095,109
                       FRANCE -- 0.8%
                       Caisse D'Amortissement Dela Sociale 6.25% 2008..............    GBP   220,000        382,797
                       GERMANY -- 2.7%
                       Federal Republic of Germany 6.00% 2007......................     DEM  650,000        445,710
                       Federal Republic of Germany 6.25% 2024......................     DEM  750,000        546,547
                       Federal Republic of Germany 6.50% 2027......................     DEM   50,000         37,637
                       Federal Republic of Germany 6.88% 2005......................     DEM  210,000        148,509
                       Kreditanst Fuer Wieder 5.00% 2009...........................     DEM  250,000        160,391
                       INDONESIA -- 0.1%
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007...............          100,000         53,250
                       ITALY -- 0.3%
                       Republic of Italy 6.00% 2007................................  ITL 150,000,000        103,556
                       Republic of Italy 6.50% 2027................................   ITL 70,000,000         52,899
                       JAPAN -- 0.7%
                       Government of Japan 4.10% 2003..............................   JPY 11,000,000        110,048
                       Nippon Telegraph & Telephone Corp. 2.50% 2007...............   JPY 25,000,000        225,426
                       MEXICO -- 0.5%
                       Petroleos Mexicanos 8.85% 2007..............................          250,000        225,625
                       SUPRANATIONALS -- 0.3%
                       Euro Investment Bank 7.63% 2006.............................           90,000        173,077
                       SWEDEN -- 0.1%
                       Kingdom of Sweden 6.75% 2014................................    SEK   400,000         61,360
                       UNITED KINGDOM -- 0.0%
                       United Kingdom Treasury 7.75% 2006..........................    GBP     5,000         10,043
                                                                                                        ------------
                                                                                                          5,721,901
                                                                                                        ------------
                       TOTAL BONDS & NOTES (cost $14,811,977)......................                      14,515,585
                                                                                                        ------------

                                             RIGHTS -- 0.0%+                              SHARES
                       ---------------------------------------------------------------------------------------------
                       SPAIN
                       Telefonica SA 1/30/99 (Utilities)
                         (cost $0).................................................            3,800          3,369
                                                                                                        ------------
                                            WARRANTS -- 0.0%+
                       ---------------------------------------------------------------------------------------------
                       KMC Telecom Holdings, Inc. 4/15/08 (Telecommunications)(1)
                         (cost $912)...............................................              330            825
                                                                                                        ------------
                       TOTAL INVESTMENT SECURITIES (cost $40,603,562)..............                      46,473,788
                                                                                                        ------------

---------------------

                                                                                        PRINCIPAL
                                      SHORT-TERM SECURITIES -- 2.1%                       AMOUNT           VALUE
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.8%
                       National Rural Utilities Cooperative Finance Corp. 5.06% due
                         3/26/99...................................................  $       200,000    $   198,363
                       Park Avenue Recreation Corp. 5.50% due 2/12/99                        200,000        198,717
                                                                                                        ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $396,355)............                         397,080
                                                                                                        ------------
                       U.S. GOVERNMENT -- 1.3%
                       United States Treasury Bills 4.95% due 3/4/99 (cost
                         $619,871)@................................................          625,000        620,513
                                                                                                        ------------
                       TOTAL SHORT-TERM SECURITIES (cost $1,016,226)...............                       1,017,593
                                                                                                        ------------
                                       REPURCHASE AGREEMENT -- 3.5%
                       ---------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)@ (cost
                         $1,735,000)...............................................        1,735,000      1,735,000
                                                                                                        ------------
                       TOTAL INVESTMENTS --
                         (cost $43,354,788)                            99.9%                             49,226,381
                       Other assets less liabilities --                 0.1                                  27,848
                                                                      -----                             ------------
                       NET ASSETS --                                  100.0%                            $49,254,229
                                                                      =====                             ============

              -----------------------------
              +   Non-income producing securities
              *   Resale restricted to qualified buyers
              ADR -- American Depository Receipts
              (1) Fair valued security, see Note 2
              (2) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
               @ The security or a portion thereof represents collateral for the following open future contracts:

              OPEN FUTURES CONTRACTS

              ------------------------------------------------------------------

                                                                                                                       UNREALIZED
                       NUMBER OF                                     EXPIRATION       VALUE AT       VALUE AS OF      APPRECIATION/
                       CONTRACTS            DESCRIPTION                 DATE         TRADE DATE   DECEMBER 31, 1998   DEPRECIATION
                       ------------------------------------------------------------------------------------------------------------
                       29 Short    Marche A Terme International    March 1999        $1,004,140      $1,023,608         $(19,468)
                                   de France -- CAC 40 Stock
                                   Index Future
                        2 Short    Topix Index Future -- Tokyo     March 1999           200,091         190,782            9,309
                                   Stock Exchange
                        8 Long     Toronto 35 Index Future --      March 1999           891,828         925,781           33,953
                                   Toronto Futures Exchange
                                                                                                                      -------------
                                   Net Unrealized Appreciation.....................................................     $ 23,794
                                                                                                                      =============


                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

              ------------------------------------------------------------------

                           CONTRACT            IN        DELIVERY    GROSS UNREALIZED
                          TO DELIVER      EXCHANGE FOR     DATE        APPRECIATION
                       --------------------------------------------------------------
                       *AUD  210,000      USD   135,517   1/29/99       $   6,794
                        USD   131,818     CAD   203,000   1/29/99             999
                       *USD 1,371,544    CHF  1,900,000    1/8/99          12,767
                        USD   102,180     CHF   140,000   2/10/99             175
                        CHF   327,000     USD   241,004   2/10/99           1,930
                        CHF   177,000     USD   134,193   2/10/99           4,786
                        USD 1,195,936     DEM 2,000,000    1/8/99           4,574
                       *USD    80,247     DEM   135,000   1/13/99             807
                        DEM  780,000      USD   481,511   1/22/99          12,997
                        USD   464,706     DEM   790,000   1/28/99           9,952
                        USD    91,340     DEM   154,000   1/29/99           1,192
                       *USD    29,864     DEM    50,000   1/29/99             179
                        DEM 1,578,000     USD   953,837   1/29/99           5,677
                        DEM  214,000      USD   129,512   1/29/99             927
                        DEM   50,000      USD    30,388   1/29/99             345
                        DEM  217,000      USD   131,031    2/8/99             577
                        USD   240,000     DEM   400,000   2/10/99             492
                       *USD   258,747     DEM   440,000   2/18/99           5,903
                       *DKK 7,375,000    USD  1,172,496   1/29/99          12,785
                        DKK   874,000     USD   138,466   1/29/99           1,031
                        GBP   630,000    USD  1,067,976    1/8/99          21,567
                        USD   127,666    GBP     77,000   1/29/99             140
                        GBP     4,000     USD     6,656   1/29/99              17
                       *USD   164,035    ITL 274,210,000   1/7/99           1,862
                       *ITL 14,380,000    USD     8,829   1/29/99             120
                       *USD   424,566    JPY  49,111,638  1/13/99          10,609
                       *USD   191,332    JPY  22,419,000  1/13/99           7,321
                       *USD    14,668    JPY   1,755,000  1/29/99             915
                       *USD    24,252    JPY   2,800,000  1/29/99             612
                       *USD   364,299    JPY  42,000,000   3/3/99          10,288
                       *USD   472,375    JPY  55,000,000   3/3/99          18,156
                       *SEK  5,868,000    USD   747,554    1/8/99          25,071
                       *SEK  2,756,000    USD   359,228   1/29/99          19,594
                                                                       ----------
                                                                          201,161
                                                                       ==========


---------------------

              ------------------------------------------------------------------

                           CONTRACT            IN        DELIVERY    GROSS UNREALIZED
                          TO DELIVER      EXCHANGE FOR     DATE        DEPRECIATION
                       --------------------------------------------------------------
                       *USD    90,376     AUD   145,000   1/29/99       $  (1,496)
                        USD   582,049     CAD   880,000    1/8/99          (6,312)
                       *CAD 1,304,000     USD   843,707   1/29/99          (9,466)
                       *CAD  271,000      USD   175,405   1/29/99          (1,904)
                        USD   319,149     CAD   480,000    2/4/99          (5,093)
                        CAD  480,000      USD   310,188    2/4/99          (3,868)
                        CAD    78,000     USD    50,551   2/16/99            (484)
                       *CHF 1,900,000    USD  1,378,960    1/8/99          (5,351)
                       *USD    84,957     DEM   140,000   1/13/99            (901)
                        DEM  260,000      USD   154,163   1/29/99          (2,061)
                       *DEM   41,000      USD    24,084   1/29/99            (552)
                        DEM  245,000      USD   144,202   1/29/99          (3,009)
                        DEM   36,000      USD    21,566   1/29/99             (65)
                       *DEM  433,000      USD   259,655    2/8/99            (651)
                        USD   133,901     DEM   220,000   2/10/99          (1,631)
                        DEM  170,000      USD   101,675   2/10/99            (534)
                       *USD   259,358    DKK  1,646,000    2/8/99            (454)
                        USD   130,827     DKK   826,000    2/8/99            (904)
                        FRF  5,885,000   USD  1,049,211    1/8/99          (3,778)
                        GBP   278,000     USD   460,574   1/29/99            (869)
                        USD    39,912    GBP     24,000   1/29/99             (77)
                        GBP   483,000     USD   799,027   1/29/99          (2,662)
                       *ITL 500,923,000   USD   281,750    1/7/99         (21,308)
                       *ITL 20,450,000    USD    11,487    1/7/99            (885)
                       *JPY 36,451,000    USD   302,322   1/13/99         (20,667)
                       *JPY 12,660,638    USD   110,121   1/13/99          (2,064)
                       *JPY 22,419,000    USD   196,477   1/13/99          (2,176)
                       *JPY  9,500,000    USD    83,752   1/13/99            (427)
                       *JPY  9,608,000    USD    80,662   1/13/99          (4,474)
                       *JPY 70,457,000    USD   601,682   1/29/99         (23,963)
                       *JPY 31,221,000    USD   258,025   2/18/99         (19,944)
                       *JPY 97,000,000    USD   846,415    3/3/99         (18,702)
                        USD   480,787    SEK  3,736,000   1/22/99         (20,522)
                       *USD   160,407    SEK  1,253,000   1/29/99          (5,994)
                       *USD   134,123    SEK  1,044,000   1/29/99          (5,466)
                                                                       ----------
                                                                         (198,714)
                                                                       ----------
                           Net Unrealized Appreciation............      $   2,447
                                                                       ==========


              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                       AUD -- Australian
                         Dollar                 DKK -- Danish Krone    JPY  -- Japanese Yen
                       CAD -- Canadian Dollar   FRF -- French Franc    SEK -- Swedish Krona
                       CHF -- Swiss Franc       GBP -- Pound Sterling  USD -- United States Dollar
                       DEM -- Deutsche Mark     ITL  -- Italian Lira

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    DECEMBER 31, 1998

                                                                                               GOVERNMENT &
                                                                 MONEY MARKET   FIXED INCOME   QUALITY BOND   HIGH YIELD
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $        --    $16,990,815    $369,061,395   $24,199,782
   Short-term securities*......................................   65,604,895             --              --            --
   Repurchase agreements (cost equals market)..................           --        115,000      11,965,000     1,495,000
   Cash........................................................        3,652          4,421           1,474         1,969
   Foreign currency............................................           --             --              --            --
   Receivables for --
     Fund shares sold..........................................      965,995            115       2,932,366        15,448
     Dividends and accrued interest............................      374,379        339,502       4,384,013       591,014
     Sales of investments......................................           --             --      10,053,125        94,793
     Variation margin on futures contracts.....................           --             --              --            --
     Foreign currency contracts................................           --             --              --            --
   Prepaid expenses............................................       18,048          8,250          43,173         8,609
   Unrealized appreciation on forward foreign currency
     contracts.................................................           --             --              --            --
                                                                 --------------------------------------------------------
                                                                  66,966,969     17,458,103     398,440,546    26,406,615
                                                                 --------------------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments..................................           --          4,930      20,148,970       210,981
     Fund shares redeemed......................................    1,370,232          8,658       2,340,614        49,233
     Management fees...........................................       27,547          9,305         197,710        16,251
     Foreign currency contracts................................           --             --              --            --
     Variation margin on futures contracts.....................           --             --              --            --
   Other accrued expenses......................................       15,877          4,874          85,877        31,389
   Unrealized depreciation on forward foreign currency
     contracts.................................................           --             --              --            --
                                                                 --------------------------------------------------------
                                                                   1,413,656         27,767      22,773,171       307,854
                                                                 --------------------------------------------------------
   NET ASSETS:.................................................  $65,553,313    $17,430,336    $375,667,375   $26,098,761
                                                                 ========================================================
   Shares of beneficial interest outstanding (unlimited shares
     authorized)...............................................   65,553,313      1,320,394      25,668,435     3,839,735
   Net asset value per share...................................  $      1.00    $     13.20    $      14.64   $      6.80
                                                                 ========================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in.............................................  $65,553,313    $17,019,400    $344,989,706   $32,337,242
   Accumulated undistributed net investment income (loss)......       (1,211)     1,148,173      16,374,488     2,844,811
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts and foreign currency.......        1,211     (1,089,707)      6,857,256    (5,711,090)
   Unrealized appreciation (depreciation) of investments.......           --        352,470       7,445,925    (3,372,202)
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................           --             --              --            --
   Unrealized appreciation (depreciation) on futures
     contracts.................................................           --             --              --            --
                                                                 --------------------------------------------------------
                                                                 $65,553,313    $17,430,336    $375,667,375   $26,098,761
                                                                 ========================================================
   ---------------
   *Cost
    Investment securities......................................  $        --    $16,638,345    $361,615,470   $27,571,984
                                                                 ========================================================
    Short-term securities......................................  $65,604,895    $        --    $         --   $        --
                                                                 ========================================================

    See Notes to Financial Statements

---------------------

---------------------

    GROWTH AND      FOREIGN                       CAPITAL         NATURAL                     STRATEGIC
      INCOME      SECURITIES       GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET    MULTI-ASSET
     PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
    ----------------------------------------------------------------------------------------------------
    $50,730,828... $28,566,955  $652,623,113   $1,047,526,076   $37,293,435   $138,837,312   $46,473,788
    -- .......        124,834             --               --            --        769,437     1,017,593
    1,445,000..     1,015,000     19,260,000       49,680,000     1,055,000      6,835,000     1,735,000
    2,665.....            696            235            1,424         2,987          4,560         3,174
    -- .......             94             --              292            --             --           116
    53,171....          1,475      1,189,002        4,053,143     1,105,144         19,122        22,370
    55,286....         79,008        438,506          295,243        96,253        697,246       354,450
    -- .......             --         59,234        3,089,172       264,667             --        19,387
    -- .......             --             --               --            --             --        12,335
    -- .......             --             --               --       371,733             --            --
    3,473.....          3,523         42,481           19,336         2,118         27,833        13,330
    -- .......             --             --               --            --             --       201,161
     ---------------------------------------------------------------------------------------------------
    52,290,423...  29,791,585    673,612,571    1,104,664,686    40,191,337    147,190,510    49,852,704
     ---------------------------------------------------------------------------------------------------
    -- .......             --      2,135,846          915,411       371,733             --       258,478
    63,289....         48,586      1,671,705        2,373,723       102,313        259,158        33,663
    29,817....             --        372,990          547,045        24,232        123,300        41,026
    -- .......             --             --               --       376,923             --            --
    -- .......             --             --               --            --         18,275            --
    7,678.....         11,077        102,189          182,577        17,259         77,808        66,594
    -- .......         30,700             --               --            --             --       198,714
     ---------------------------------------------------------------------------------------------------
    100,784...         90,363      4,282,730        4,018,756       892,460        478,541       598,475
     ---------------------------------------------------------------------------------------------------
    $52,189,639... $29,701,222  $669,329,841   $1,100,645,930   $39,298,877   $146,711,969   $49,254,229
     ====================================================================================================
    2,472,683..     2,779,515     20,581,369       30,922,008     3,391,502     10,876,228     4,706,707
    $21.11.....   $     10.69   $      32.52   $        35.59   $     11.59   $      13.49   $     10.46
    ====================================================================================================
     $28,239,116... $27,810,118  $367,299,368   $  731,296,201   $48,984,806   $ 84,823,973   $34,330,285
    314,011...         38,059      2,119,618          884,964       651,667      3,123,018     1,023,157
    6,782,303..    (1,967,982)    46,480,798       49,624,778    (4,083,132)    19,499,271     7,996,408
    16,854,209...   3,849,320    253,430,057      318,844,094    (6,254,475)    39,434,233     5,871,593
    -- .......        (28,293)            --           (4,107)           11             --         8,992
    -- .......             --             --               --            --       (168,526)       23,794
     ---------------------------------------------------------------------------------------------------
    $52,189,639... $29,701,222  $669,329,841   $1,100,645,930   $39,298,877   $146,711,969   $49,254,229
    ====================================================================================================
    $33,876,619... $24,717,635  $399,193,056   $  728,681,982   $43,547,910   $ 99,403,876   $40,603,562
    ====================================================================================================
    $-- .......   $   124,834   $         --   $           --   $        --   $    768,640   $ 1,016,226
    ====================================================================================================


                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                GOVERNMENT &
                                                                 MONEY MARKET   FIXED INCOME      QUALITY       HIGH YIELD
                                                                  PORTFOLIO      PORTFOLIO     BOND PORTFOLIO    PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest..................................................   $3,855,511     $1,351,797      $18,382,841    $ 3,123,657
     Dividends.................................................           --          3,584               --         72,101
                                                                  ---------------------------------------------------------
            Total income*......................................    3,855,511      1,355,381       18,382,841      3,195,758
                                                                  ---------------------------------------------------------
   Expenses:
     Investment management fees................................      345,223        110,791        1,819,571        226,072
     Custodian fees............................................       20,395         42,142          124,199         55,284
     Audit and tax consulting fees.............................       14,600         10,950           16,425         14,600
     Reports to investors......................................        7,300          1,825           20,075          3,650
     Trustees' fees............................................        5,926            385           15,775          2,681
     Legal fees................................................        3,650          1,825            7,300             --
     Insurance expense.........................................        1,318            328            3,359            657
     Other expenses............................................        1,677            950            3,655          1,151
                                                                  ---------------------------------------------------------
            Total expenses.....................................      400,089        169,196        2,010,359        304,095
                                                                  ---------------------------------------------------------
     Less: expense offset......................................         (320)          (167)             (99)          (534)
                                                                  ---------------------------------------------------------
     Net expenses..............................................      399,769        169,029        2,010,260        303,561
                                                                  ---------------------------------------------------------
   Net investment income.......................................    3,455,742      1,186,352       16,372,581      2,892,197
                                                                  ---------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on investments.....................           --        159,449        7,720,414        384,346
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................           --             --               --          4,058
   Net realized gain on futures contracts......................           --             --          229,447             --
   Change in unrealized appreciation/depreciation of
     investments...............................................           --         15,677        1,573,127     (4,005,538)
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................           --             --               --         (2,745)
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................           --             --               --             --
                                                                  ---------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
     foreign currencies........................................           --        175,126        9,522,988     (3,619,879)
                                                                  ---------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS................................................   $3,455,742     $1,361,478      $25,895,569    ($  727,682)
                                                                  =========================================================

   ---------------
   * Net of foreign withholding taxes on interest and dividends
     of:.......................................................   $       --     $      115      $        --    $       433
                                                                  =========================================================


    See Notes to Financial Statements

---------------------

    GROWTH AND     FOREIGN                      CAPITAL        NATURAL                     STRATEGIC
      INCOME      SECURITIES      GROWTH      APPRECIATION    RESOURCES     MULTI-ASSET   MULTI-ASSET
     PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
    -------------------------------------------------------------------------------------------------
    $    46,336   $   54,906   $  1,029,464   $  3,570,830   $     98,623   $ 3,683,492   $ 1,390,371
        666,453      603,179      5,365,025      3,554,555      1,018,217     1,021,515       401,455
    -------------------------------------------------------------------------------------------------
        712,789      658,085      6,394,489      7,125,385      1,116,840     4,705,007     1,791,826
    -------------------------------------------------------------------------------------------------
        331,720      297,272      3,948,827      5,750,603        344,730     1,457,255       512,866
         27,385      168,878        138,976        247,552         40,433        71,558       208,414
         14,600        9,125         34,675         52,925         14,600        12,775        14,600
             --        5,475         36,500         40,150             --        16,425         7,300
          1,645        2,566         28,183         43,349          2,820         8,509         4,741
             --           --         10,950         18,250          1,825         3,650         1,825
            506          694          5,430          8,311            673         2,256           856
            926        4,092          6,206         12,667          1,318         2,409         4,257
    -------------------------------------------------------------------------------------------------
        376,782      488,102      4,209,747      6,173,807        406,399     1,574,837       754,859
    -------------------------------------------------------------------------------------------------
            (10)         (63)          (276)        (3,002)          (283)         (383)         (364)
    -------------------------------------------------------------------------------------------------
        376,772      488,039      4,209,471      6,170,805        406,116     1,574,454       754,495
    -------------------------------------------------------------------------------------------------
        336,017      170,046      2,185,018        954,580        710,724     3,130,553     1,037,331
    -------------------------------------------------------------------------------------------------
      6,821,664     (241,875)    46,595,637     51,248,404     (4,087,799)   18,483,095     8,083,476
             --      (19,140)            --         (4,284)        (2,583)           --      (211,115)
             --       15,383             --             --             --     1,135,206       214,805
      5,370,411    3,569,408     98,358,771    142,707,660     (5,229,472)    9,455,468    (1,765,867)
             --      (26,625)            --          3,437          2,784            --        27,978
             --           --             --             --             --      (210,376)      (47,999)
    -------------------------------------------------------------------------------------------------
     12,192,075    3,297,151    144,954,408    193,955,217     (9,317,070)   28,863,393     6,301,278
    -------------------------------------------------------------------------------------------------
    $12,528,092   $3,467,197   $147,139,426   $194,909,797   ($ 8,606,346)  $31,993,946   $ 7,338,609
    =================================================================================================
    $4,503......  $   82,902   $     33,527   $    145,532   $     33,029            --   $    41,469
    =================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                             GOVERNMENT &
                                                             MONEY MARKET    FIXED INCOME    QUALITY BOND     HIGH YIELD
                                                               PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income...................................  $   3,455,742   $ 1,186,352    $  16,372,581    $  2,892,197
   Net realized gain (loss) on investments.................             --       159,449        7,720,414         384,346
   Net realized foreign exchange gain (loss) on other
     assets and liabilities................................             --            --               --           4,058
   Net realized gain on futures contracts..................             --            --          229,447              --
   Change in unrealized appreciation/depreciation of
     investments...........................................             --        15,677        1,573,127      (4,005,538)
   Change in unrealized foreign exchange gain (loss) on
     other assets and liabilities..........................             --            --               --          (2,745)
   Change in unrealized appreciation (depreciation) on
     futures contracts.....................................             --            --               --              --
                                                             ------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations............................................      3,455,742     1,361,478       25,895,569        (727,682)
                                                             ------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains........................             --            --         (500,000)             --
   Dividends from net investment income....................     (3,455,742)   (1,415,000)     (13,600,000)     (3,760,000)
                                                             ------------------------------------------------------------
   Total dividends and distributions to shareholders.......     (3,455,742)   (1,415,000)     (14,100,000)     (3,760,000)
                                                             ------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...............................    172,261,459     3,024,969      327,025,063      16,456,461
   Proceeds from shares issued for reinvestment of
     dividends and distributions...........................      3,138,912     1,415,000       14,100,000       3,760,000
   Cost of shares repurchased..............................   (179,651,239)   (5,271,333)    (211,876,204)    (29,823,279)
                                                             ------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transactions............................     (4,250,868)     (831,364)     129,248,859      (9,606,818)
                                                             ------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.................     (4,250,868)     (884,886)     141,044,428     (14,094,500)
                                                             ------------------------------------------------------------
   NET ASSETS:
   Beginning of period.....................................     69,804,181    18,315,222      234,622,947      40,193,261
                                                             ------------------------------------------------------------
   End of period...........................................  $  65,553,313   $17,430,336    $ 375,667,375    $ 26,098,761
                                                             ============================================================
   ---------------
   Accumulated undistributed net investment income
     (loss)................................................  $      (1,211)  $ 1,148,173    $  16,374,488    $  2,844,811
                                                             ============================================================
   Shares issued and repurchased:
   Sold....................................................    172,261,459       223,978       22,544,620       2,203,779
   Issued in reinvestment of dividends and distributions...      3,138,912       109,520          979,167         574,924
   Repurchased.............................................   (179,651,239)     (392,187)     (14,658,468)     (3,737,618)
                                                             ------------------------------------------------------------
   Net increase (decrease).................................     (4,250,868)      (58,689)       8,865,319        (958,915)
                                                             ============================================================

    See Notes to Financial Statements

---------------------

     GROWTH AND      FOREIGN                         CAPITAL         NATURAL                      STRATEGIC
       INCOME       SECURITIES       GROWTH        APPRECIATION     RESOURCES     MULTI-ASSET    MULTI-ASSET
     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
    ---------------------------------------------------------------------------------------------------------
    $   336,017    $    170,046   $   2,185,018   $      954,580   $    710,724   $  3,130,553   $  1,037,331
      6,821,664        (241,875)     46,595,637       51,248,404     (4,087,799)    18,483,095      8,083,476
             --         (19,140)             --           (4,284)        (2,583)            --       (211,115)
             --          15,383              --               --             --      1,135,206        214,805
      5,370,411       3,569,408      98,358,771      142,707,660     (5,229,472)     9,455,468     (1,765,867)
             --         (26,625)             --            3,437          2,784             --         27,978
             --              --              --               --             --       (210,376)       (47,999)
    ---------------------------------------------------------------------------------------------------------
     12,528,092       3,467,197     147,139,426      194,909,797     (8,606,346)    31,993,946      7,338,609
    ---------------------------------------------------------------------------------------------------------
     (1,830,000)     (3,725,000)    (31,210,000)     (74,450,000)      (425,000)   (22,720,000)    (7,725,000)
       (400,000)       (520,000)     (2,560,000)        (500,000)      (620,000)    (3,675,000)    (1,050,000)
    ---------------------------------------------------------------------------------------------------------
     (2,230,000)     (4,245,000)    (33,770,000)     (74,950,000)    (1,045,000)   (26,395,000)    (8,775,000)
    ---------------------------------------------------------------------------------------------------------
     19,076,191      15,620,340     259,990,058      638,786,503     22,578,157     12,700,692      1,960,272
      2,230,000       4,245,000      33,770,000       74,950,000      1,045,000     26,395,000      8,775,000
    (23,831,304)    (25,534,571)   (223,327,903)    (547,361,436)   (24,726,866)   (43,668,103)   (13,333,802)
    ---------------------------------------------------------------------------------------------------------
     (2,525,113)     (5,669,231)     70,432,155      166,375,067     (1,103,709)    (4,572,411)    (2,598,530)
    ---------------------------------------------------------------------------------------------------------
      7,772,979      (6,447,034)    183,801,581      286,334,864    (10,755,055)     1,026,535     (4,034,921)
    ---------------------------------------------------------------------------------------------------------
     44,416,660    $ 36,148,256     485,528,260      814,311,066     50,053,932    145,685,434     53,289,150
    ---------------------------------------------------------------------------------------------------------
    $52,189,639    $ 29,701,222   $ 669,329,841   $1,100,645,930   $ 39,298,877   $146,711,969   $ 49,254,229
    =========================================================================================================
    $   314,011    $     38,059   $   2,119,618   $      884,964   $    651,667   $  3,123,018   $  1,023,157
    =========================================================================================================
      1,003,191       1,365,941       8,911,772       19,386,978      1,680,379        925,146        172,090
        131,408         452,558       1,337,426        2,741,404         94,144      2,259,846        975,000
     (1,253,473)     (2,209,336)     (7,621,126)     (16,484,716)    (1,853,949)    (3,083,297)    (1,164,033)
    ---------------------------------------------------------------------------------------------------------
       (118,874)       (390,837)      2,628,072        5,643,666        (79,426)       101,695        (16,943)
    =========================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                               GOVERNMENT &
                                                                MONEY MARKET    FIXED INCOME   QUALITY BOND    HIGH YIELD
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
   -----------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income......................................  $   3,870,009   $ 1,360,950    $ 13,340,124   $  3,587,998
   Net realized gain (loss) on investments....................             --         2,846        (164,068)     1,614,047
   Net realized foreign exchange gain (loss) on other assets
     and liabilities..........................................             --            --              --             --
   Net realized gain on futures contracts.....................             --            --              --             --
   Change in unrealized appreciation/depreciation
     of investments...........................................             --       379,729       6,917,378       (803,941)
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities...................................             --            --              --          2,745
   Change in unrealized appreciation/depreciation on futures
     contracts................................................             --            --              --             --
                                                                -------------   -----------    ------------   ------------
   Net increase (decrease) in net assets resulting from
     operations...............................................      3,870,009     1,743,525      20,093,434      4,400,849
                                                                -------------   -----------    ------------   ------------
   DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS:
   Distributions from capital gains...........................             --            --        (790,000)            --
   Dividends from net investment income.......................     (3,870,009)   (1,670,000)    (13,980,000)    (4,025,000)
                                                                -------------   -----------    ------------   ------------
   Total dividends and distributions to shareholders..........     (3,870,009)   (1,670,000)    (14,770,000)    (4,025,000)
                                                                -------------   -----------    ------------   ------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold..................................    179,789,798     1,882,041      84,629,814     25,080,588
   Proceeds from shares issued for reinvestment of dividends
     and distributions........................................      3,870,009     1,670,000      14,770,000      4,025,000
   Cost of shares repurchased.................................   (187,856,279)   (8,053,346)    (91,703,378)   (34,974,896)
                                                                -------------   -----------    ------------   ------------
   Net increase (decrease) in net assets resulting from
     capital
     share transactions.......................................     (4,196,472)   (4,501,305)      7,696,436     (5,869,308)
                                                                -------------   -----------    ------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS....................     (4,196,472)   (4,427,780)     13,019,870     (5,493,459)
   NET ASSETS:
   Beginning of period........................................     74,000,653    22,743,002     221,603,077     45,686,720
                                                                -------------   -----------    ------------   ------------
   End of period..............................................  $  69,804,181   $18,315,222    $234,622,947   $ 40,193,261
                                                                =============   ===========    ============   ============
   ---------------
   Accumulated undistributed net investment income............  $         632   $ 1,372,518    $ 13,552,555   $  3,705,994
                                                                =============   ===========    ============   ============
   Shares issued and repurchased:
   Sold.......................................................    179,789,798       140,887       6,117,786      2,936,419
   Issued in reinvestment of dividends and distributions......      3,870,009       130,367       1,100,596        492,656
   Repurchased................................................   (187,856,279)     (601,742)     (6,625,026)    (4,080,564)
                                                                -------------   -----------    ------------   ------------
   Net increase (decrease)....................................     (4,196,472)     (330,488)        593,356       (651,489)
                                                                =============   ===========    ============   ============

    See Notes to Financial Statements

---------------------

---------------------

                   GROWTH AND      FOREIGN                         CAPITAL        NATURAL                       STRATEGIC
     TARGET '98      INCOME       SECURITIES       GROWTH       APPRECIATION     RESOURCES      MULTI-ASSET    MULTI-ASSET
     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
---
     $  602,239   $    385,947   $    389,224   $   2,540,107   $     467,861   $    601,049   $   3,619,001   $  1,027,396
        (17,879)     1,874,021      1,955,084      31,187,271      71,694,746        417,576      22,517,840      7,616,407
             --             --       (207,950)             --          (3,171)          (328)             58        (11,793)
             --             --        274,991              --       1,527,540             --         157,744         67,891
       (137,546)     7,471,248     (2,293,078)     75,254,383      78,026,936     (5,760,825)      2,368,322     (1,149,205)
             --             --        (14,202)             --          (7,316)        (2,530)             14        (19,409)
             --             --        (28,021)             --        (393,750)            --          41,850         71,793
     ----------   ------------   ------------   -------------   -------------   ------------   -------------   ------------
        446,814      9,731,216         76,048     108,981,761     151,312,846     (4,745,058)     28,704,829      7,603,080
     ----------   ------------   ------------   -------------   -------------   ------------   -------------   ------------
             --         (3,000)    (3,775,000)    (44,990,000)    (63,555,000)    (3,075,000)    (20,195,000)    (9,430,000)
       (825,000)      (865,000)      (985,000)     (3,085,000)     (1,055,000)      (535,000)     (4,135,000)    (1,270,000)
     ----------   ------------   ------------   -------------   -------------   ------------   -------------   ------------
       (825,000)      (868,000)    (4,760,000)    (48,075,000)    (64,610,000)    (3,610,000)    (24,330,000)   (10,700,000)
     ----------   ------------   ------------   -------------   -------------   ------------   -------------   ------------
        488,918     17,209,143     14,889,890     172,256,188     594,961,738     33,911,861      15,771,917      5,143,306
        825,000        868,000      4,760,000      48,075,000      64,610,000      3,610,000      24,330,000     10,700,000
     (3,694,795)   (15,988,972)   (26,853,371)   (162,312,016)   (499,635,823)   (24,442,072)    (49,410,173)   (17,201,470)
     ----------   ------------   ------------   -------------   -------------   ------------   -------------   ------------
     (2,380,877)     2,088,171     (7,203,481)     58,019,172     159,935,915     13,079,789      (9,308,256)    (1,358,164)
     ----------   ------------   ------------   -------------   -------------   ------------   -------------   ------------
     (2,759,063)    10,951,387    (11,887,433)    118,925,933     246,638,761      4,724,731      (4,933,427)    (4,455,084)
     10,171,541     33,465,273     48,035,689     366,602,327     567,672,305     45,329,201     150,618,861     57,744,234
     ----------   ------------   ------------   -------------   -------------   ------------   -------------   ------------
     $7,412,478   $ 44,416,660   $ 36,148,256   $ 485,528,260   $ 814,311,066   $ 50,053,932   $ 145,685,434   $ 53,289,150
     ==========   ============   ============   =============   =============   ============   =============   ============
     $  593,334   $   377, 994   $    440,430   $   2,514,747   $     443,996   $    591,715   $   3,631,038   $  1,039,089
     ==========   ============   ============   =============   =============   ============   =============   ============
         41,786      1,098,773      1,175,585       6,579,872      19,642,838      2,040,810       1,110,108        410,357
         75,619         53,713        389,844       1,855,461       2,046,563        215,909       1,886,047        960,503
       (319,495)    (1,023,740)    (2,107,426)     (6,287,471)    (16,686,320)    (1,473,329)     (3,503,935)    (1,380,080)
     ----------   ------------   ------------   -------------   -------------   ------------   -------------   ------------
       (202,090)       128,746       (541,997)      2,147,862       5,003,081        783,390        (507,780)        (9,220)
     ==========   ============   ============   =============   =============   ============   =============   ============

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Shares of the portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (the "Life Companies").

The investment objectives for each portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The FIXED INCOME PORTFOLIO seeks a high level of current income consistent with preservation of capital and invests primarily in investment grade, fixed income securities.

The GOVERNMENT & QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal.

The HIGH YIELD PORTFOLIO seeks to produce high current income and secondarily seeks capital appreciation by investing in high-yielding, high-risk, income producing corporate bonds.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The FOREIGN SECURITIES PORTFOLIO seeks long-term capital appreciation through investment primarily in equity securities issued by foreign companies.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in growth equity securities.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The NATURAL RESOURCES PORTFOLIO seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market values of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts ("forward contracts") are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are accounted for as of the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

  The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended December 31, 1998, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                     ACCUMULATED
                                                                    UNDISTRIBUTED     ACCUMULATED
                                                                    NET REALIZED     UNDISTRIBUTED       PAID
                                                                     INVESTMENT      NET REALIZED         IN
                                                                     INCOME/LOSS       GAIN/LOSS        CAPITAL
                                                                    ---------------------------------------------
    Money Market Portfolio......................................      $  (1,843)      $     1,843     $        --
    Fixed Income Portfolio......................................          4,303           446,090        (450,393)
    Government & Quality Bond Portfolio.........................         49,352           (45,131)         (4,221)
    High Yield Portfolio........................................          6,620         3,386,557      (3,393,177)
    Growth and Income Portfolio.................................             --                --              --
    Foreign Securities Portfolio................................        (52,417)           52,417              --
    Growth Portfolio............................................        (20,147)           20,147              --
    Capital Appreciation Portfolio..............................        (13,612)           13,611               1
    Natural Resources Portfolio.................................        (30,772)           25,698           5,074
    Multi-Asset Portfolio.......................................         36,427           (36,427)             --
    Strategic Multi-Asset Portfolio.............................         (3,263)            2,714             549

Reclassifications are primarily due to differing book and tax treatments for foreign currency transactions, market discount, paydowns, and expiring capital loss carryovers.

NOTE 3. OPERATING POLICIES:

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if
                                                           ---------------------
bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At December 31, 1998, the Fixed Income, Government & Quality Bond, High Yield, Growth and Income, Foreign Securities, Growth, Capital Appreciation, Natural Resources, Multi-Asset and Strategic Multi-Asset Portfolios had a 0.1%, 11.8%, 1.5%, 1.4%, 1.0%, 19.0%, 49.0%, 1.0%, 6.7% and 1.7%, respectively, undivided interest, representing $115,000, $11,965,000, $1,495,000, $1,445,000,
$1,015,000, $19,260,000, $49,680,000, $1,055,000, $6,835,000 and $1,735,000,
respectively, in principal amount, in a joint repo with J.P. Morgan Securities, which is dated December 31, 1998, bears interest at the rate of 4.70% per annum, has a principal amount of $101,460,000 and a repurchase price of $101,512,985, matures on January 4, 1999 and is collateralized by $50,000,000 of U.S. Treasury Bonds, which bear interest at a rate of 6.125% per annum, matures 11/15/2007, and $30,193,000 of U.S. Treasury Bonds, which bear interest at a rate of 12.00% per annum, mature 8/15/2013; and have an approximate aggregate value of $103,957,781.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

  At December 31, 1998, the cost of investment securities for tax purposes, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                             AGGREGATE      AGGREGATE
                                               GROSS          GROSS        UNREALIZED
                                             UNREALIZED     UNREALIZED    GAIN (LOSS)      COST OF      CAPITAL LOSS
                                                GAIN           LOSS           NET        INVESTMENTS     CARRYOVER     EXPIRATION
                                               -------------------------------------------------------------------------------
    Money Market Portfolio................  $    --        $    --        $    --        $ 65,604,895    $  --            --
    Fixed Income Portfolio................       628,807       (326,023)       302,784     16,803,031     1,040,022      2002
    Government & Quality Bond Portfolio...     8,257,833       (811,908)     7,445,925    373,580,470       --            --
    High Yield Portfolio*.................       351,219     (3,723,421)    (3,372,202)    29,066,984     5,402,633    1999-2003
    Growth and Income Portfolio...........    17,908,510     (1,054,301)    16,854,209     35,321,619       --            --
    Foreign Securities Portfolio**........     4,394,347       (726,523)     3,667,824     26,038,965     1,786,520      2006
    Growth Portfolio......................   266,301,025    (12,881,465)   253,419,560    418,463,553       --            --
    Capital Appreciation Portfolio*.......   356,238,238    (40,002,596)   316,235,642    780,970,434       --            --
    Natural Resources Portfolio**.........     2,802,369     (9,056,844)    (6,254,475)    44,602,910     4,083,131      2006
    Multi-Asset Portfolio.................    40,771,962     (1,337,729)    39,434,233    107,007,516       --            --
    Strategic Multi-Asset Portfolio**.....     7,590,201     (1,742,363)     5,847,838     43,378,543       --            --

  The Money Market, Fixed Income and High Yield portfolios utilized capital loss carryovers of $632, $108,336 and $690,243, respectively, to partially offset the portfolios' net taxable gains realized and recognized in the year ended December 31, 1998. In addition $450,399 and $3,393,175, respectively, of prior year capital loss carryover for the Fixed Income and High Yield portfolios expired as of December 31, 1998.

 * Post 10/31 Capital Loss Deferrals: High Yield $308,457 and Capital Appreciation $8,425,601.

** Post 10/31 Foreign Exchange Loss Deferrals: Foreign Securities $21,105,
   Natural Resources $795 and Strategic Multi-Asset $50,746.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo") with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreements provide that SAAMCo shall act as investment adviser to
---------------------
the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Money Market              $0-$150 million       .500%
                           > $150 million       .475%
                           > $250 million       .450%
                           > $500 million       .425%
Government & Quality
  Bond/                   $0-$200 million       .625%
Fixed Income               > $200 million       .575%
                           > $500 million       .500%
High Yield                $0-$250 million       .700%
                           > $250 million       .575%
                           > $500 million       .500%
Growth and Income         $0-$100 million       .700%
                           > $100 million       .650%
                           > $250 million       .600%
                           > $500 million       .575%

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Foreign Securities        $0-$100 million       .900%
                           > $100 million       .825%
                           > $250 million       .750%
                           > $500 million       .700%
Growth                    $0-$250 million       .750%
                           > $250 million       .675%
                           > $500 million       .600%
Capital Appreciation      $0-$100 million       .750%
                           > $100 million       .675%
                           > $250 million       .625%
                           > $500 million       .600%
Natural Resources           >          $0       .750%
Strategic Multi-Asset/    $0-$200 million      1.000%
Multi-Asset                > $200 million       .875%
                           > $500 million       .800%

  SAAMCO has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.
  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Money Market              $0-$500 million       .075%
                           > $500 million       .020%
Government & Quality
  Bond/                   $0-$ 50 million       .225%
Fixed Income               > $ 50 million       .125%
                           > $100 million       .100%
High Yield                $0-$ 50 million       .300%
                           > $ 50 million       .225%
                           > $150 million       .175%
                           > $500 million       .150%
Growth/                   $0-$ 50 million       .325%
Growth and Income          > $ 50 million       .225%
                           > $150 million       .200%
                           > $500 million       .150%

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Foreign Securities        $0-$ 50 million       .400%
                           > $ 50 million       .275%
                           > $150 million       .200%
                           > $500 million       .150%
Capital Appreciation      $0-$ 50 million       .375%
                           > $ 50 million       .275%
                           > $150 million       .200%
                           > $500 million       .150%
Natural Resources         $0-$ 50 million       .350%
                           > $ 50 million       .250%
                           > $150 million       .200%
                           > $500 million       .150%
Multi-Asset               $0-$ 50 million       .250%
                           > $ 50 million       .175%
                           > $150 million       .150%
Strategic Multi-Asset     $0-$ 50 million       .300%
                           > $ 50 million       .200%
                           > $150 million       .175%
                           > $500 million       .150%

  For the year ended December 31, 1998, SAAMCo received fees of $15,177,428 from the Trust, of which SAAMCo informed the Trust that $10,760,905 was retained and $4,416,523 was allocated to WMC.

                                                           ---------------------

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the year ended December 31, 1998:

                                                               MONEY                     GOVERNMENT &                   GROWTH
                                                              MARKET      FIXED INCOME   QUALITY BOND   HIGH YIELD    AND INCOME
                                                             PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                              ----------------------------------------------------------------
    Purchases of portfolio securities (excluding U.S.
      government securities)............................    $        --   $  3,444,607   $63,152,252    $33,808,237   $19,007,503
    Sales of portfolio securities (excluding U.S.
      government securities)............................             --      3,774,687    19,646,401     43,982,664    23,858,200
    U.S. government securities excluded above were as
      follows:
    Purchases of U.S. government securities.............             --      2,148,669   512,959,159             --            --
    Sales of U.S. government securities.................             --      2,662,676   406,331,422             --            --

                                                FOREIGN                      CAPITAL        NATURAL                    STRATEGIC
                                              SECURITIES       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
                                               PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                ------------------------------------------------------------------------------
    Purchases of portfolio securities
      (excluding U.S. government
      securities).........................    $44,790,878   $188,197,544   $621,613,719   $22,771,957   $38,151,878   $71,661,145
    Sales of portfolio securities
      (excluding U.S. government
      securities).........................     54,614,036    147,150,965    502,104,285    22,471,302    43,866,853    75,270,366
    U.S. government securities excluded
      above were as follows:
    Purchases of U.S. government
      securities..........................             --             --             --            --    33,572,007     1,339,060
    Sales of U.S. government securities...             --             --             --            --    53,675,529     7,240,286

NOTE 7. TRANSACTIONS WITH AFFILIATES: The following Portfolio incurred brokerage commissions with an affiliated broker:

                                                                  ADVANTAGE        SUNAMERICA
                                                                CAPITAL CORP.   SECURITIES, INC.
                                                                -------------   ----------------
Growth and Income Portfolio.................................       $   --           $   399
Growth Portfolio............................................        2,244             8,106
Capital Appreciation Portfolio..............................        3,000            15,102
Multi-Asset Portfolio.......................................           --             2,382

NOTE 8. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 1998, the Trust had accrued $162,378 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the year ended December 31, 1998, expensed $40,293 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

NOTE 9. SUBSEQUENT EVENTS: On January 1, 1999, SunAmerica Inc., pursuant to the terms of an agreement entered into with American International Group, Inc. ("AIG"), merged with and into AIG, and consequently, SunAmerica Asset Management Corp. ("SAAMCo"), which acts as investment adviser of Anchor Series Trust (the "Trust"), became an indirect wholly owned subsidiary of AIG. In connection therewith, on December 30, 1998, shareholders approved a new investment advisory and management agreement with SAAMCo to take effect on January 1, 1999. The new agreement has no effect on the fees or expenses payable by the Trust or its shareholders.

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       NET                      DIVIDENDS   DIVIDENDS
                                     REALIZED       TOTAL       DECLARED    FROM NET                             NET
            NET ASSET     NET      & UNREALIZED      FROM       FROM NET    REALIZED    NET ASSET               ASSETS
              VALUE     INVEST-    GAIN (LOSS)     INVEST-       INVEST-     GAIN ON      VALUE                 END OF
 PERIOD     BEGINNING     MENT          ON           MENT         MENT       INVEST-     END OF      TOTAL      PERIOD
  ENDED     OF PERIOD   INCOME*    INVESTMENTS    OPERATIONS     INCOME       MENTS      PERIOD     RETURN**   (000'S)
-----------------------------------------------------------------------------------------------------------------------
                                                Money Market Portfolio
 12/31/94    $ 1.00      $0.04        $   --        $ 0.04       $(0.04)     $   --      $ 1.00        3.8%    $126,004
 12/31/95      1.00       0.05            --          0.05        (0.05)         --        1.00        5.6       93,692
 12/31/96      1.00       0.05            --          0.05        (0.05)         --        1.00        5.0       74,001
 12/31/97      1.00       0.05            --          0.05        (0.05)         --        1.00        5.1       69,804
 12/31/98      1.00       0.05            --          0.05        (0.05)         --        1.00        5.1       65,553

                                                Fixed Income Portfolio
 12/31/94     14.54       0.89         (1.36)        (0.47)       (1.17)         --       12.90       (3.2)      28,582
 12/31/95     12.90       0.90          1.52          2.42        (1.16)         --       14.16       19.2       27,975
 12/31/96     14.16       0.93         (0.64)         0.29        (1.15)         --       13.30        2.4       22,743
 12/31/97     13.30       0.91          0.30          1.21        (1.23)         --       13.28        9.4       18,315
 12/31/98     13.28       0.90          0.14          1.04        (1.12)         --       13.20        8.0       17,430

                                           Government & Quality Bond Portfolio
 12/31/94     14.22       0.86         (1.30)        (0.44)       (0.73)      (0.19)      12.86       (3.1)     232,530
 12/31/95     12.86       0.90          1.55          2.45        (1.08)         --       14.23       19.4      225,579
 12/31/96     14.23       0.87         (0.50)         0.37        (0.90)      (0.03)      13.67        2.9      221,603
 12/31/97     13.67       0.84          0.42          1.26        (0.92)      (0.05)      13.96        9.5      234,623
 12/31/98     13.96       0.79          0.48          1.27        (0.57)      (0.02)      14.64        9.2      375,667

                                                    High Yield Portfolio
 12/31/94      9.43       0.15         (0.56)        (0.41)       (1.15)         --        7.87       (4.5)      48,057
 12/31/95      7.87       0.77          0.67          1.44        (0.98)         --        8.33       18.8       46,817
 12/31/96      8.33       0.74          0.19          0.93        (0.88)         --        8.38       11.7       45,687
 12/31/97      8.38       0.75          0.18          0.93        (0.93)         --        8.38       11.4       40,193
 12/31/98      8.38       0.71         (1.13)        (0.42)       (1.16)         --        6.80       (4.5)      26,099

                                                Growth and Income Portfolio
 12/31/94     14.58       0.66         (1.96)        (1.30)       (0.52)      (1.20)      11.56       (9.7)      34,995
 12/31/95     11.56       0.61          1.29          1.90        (0.83)      (0.62)      12.01       16.6       32,008
 12/31/96++   12.01       0.33          2.02          2.35        (0.77)         --       13.59       20.2       33,465
 12/31/97     13.59       0.15          3.74          3.89        (0.34)         --       17.14       28.8       44,417
 12/31/98     17.14       0.14          4.80          4.94        (0.17)      (0.80)      21.11       30.2       52,190


                        RATIO OF NET
            RATIO OF     INVESTMENT
            EXPENSES       INCOME      PORTFOLIO
 PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
  ENDED    NET ASSETS    NET ASSETS      RATE
 12/31/94      0.6%          3.8%           --%
 12/31/95      0.6           5.5            --
 12/31/96      0.6           4.9            --
 12/31/97      0.6           5.0            --
 12/31/98      0.6(1)        5.0            --
 12/31/94      0.8           6.5          56.5
 12/31/95      0.8           6.5          76.7
 12/31/96      0.8           6.8          77.9
 12/31/97      0.9           6.9          58.0
 12/31/98      1.0(1)        6.7          32.5
 12/31/94      0.7           6.4         117.6
 12/31/95      0.7           6.5         135.2
 12/31/96      0.7           6.3         106.7
 12/31/97      0.7           6.1          75.7
 12/31/98      0.7(1)        5.5         150.2
 12/31/94      0.9           9.0          97.9
 12/31/95      0.9           9.2          68.1
 12/31/96      0.9           8.8          58.0
 12/31/97      0.9           8.8         101.4
 12/31/98      0.9(1)        9.0         109.6
 12/31/94      0.9           4.9          50.7
 12/31/95      0.9           5.2          88.8
 12/31/96      0.9           2.5         108.5
 12/31/97      0.8           1.0          49.4
 12/31/98      0.8(1)        0.7          41.0

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
++ Prior to March 1, 1996, the portfolio was invested primarily in convertible debt securities. After that date, the portfolio primarily invests in common stock.
(1) The expense ratio reflects the effect of a gross up of custody expense credits.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DIVIDENDS
                                          REALIZED       TOTAL      DECLARED    FROM NET                              NET
            NET ASSET        NET        & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET               ASSETS
              VALUE      INVESTMENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                 END OF
 PERIOD     BEGINNING      INCOME            ON           MENT        MENT       INVEST-     END OF      TOTAL      PERIOD
  ENDED     OF PERIOD      (LOSS)*      INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**    (000'S)
----------------------------------------------------------------------------------------------------------------------------
                                              Foreign Securities Portfolio
 12/31/94    $10.93        $ 0.11          $(0.46)       $(0.35)     $(0.03)     $   --      $10.55       (3.2)%   $  68,641
 12/31/95     10.55          0.13            1.19          1.32       (0.05)      (0.01)      11.81       12.6        53,609
 12/31/96     11.81          0.15            1.19          1.34       (0.21)         --       12.94       11.5        48,036
 12/31/97     12.94          0.11           (0.14)        (0.03)      (0.31)      (1.20)      11.40       (1.0)       36,148
 12/31/98     11.40          0.06            0.92          0.98       (0.21)      (1.48)      10.69       10.7        29,701

                                                    Growth Portfolio
 12/31/94     22.32          0.05           (1.03)        (0.98)      (0.05)      (3.11)      18.18       (4.7)      246,149
 12/31/95     18.18          0.11            4.62          4.73       (0.05)      (3.38)      19.48       26.3       307,857
 12/31/96     19.48          0.20            4.57          4.77       (0.11)      (0.95)      23.19       25.0       366,602
 12/31/97     23.19          0.16            6.76          6.92       (0.20)      (2.87)      27.04       30.4       485,528
 12/31/98     27.04          0.11            7.19          7.30       (0.14)      (1.68)      32.52       29.0       669,330

                                               Capital Appreciation Portfolio
 12/31/94     20.28         (0.02)          (0.71)        (0.73)         --       (2.04)      17.51       (3.8)      229,544
 12/31/95     17.51          0.06            6.00          6.06       (0.15)      (0.20)      23.22       34.6       356,218
 12/31/96     23.22          0.06            5.73          5.79       (0.06)      (0.95)      28.00       25.1       567,672
 12/31/97     28.00          0.02            7.05          7.07       (0.05)      (2.81)      32.21       25.4       814,311
 12/31/98     32.21          0.04            6.24          6.28       (0.02)      (2.88)      35.59       22.2     1,100,646

                                              Natural Resources Portfolio
 12/31/94     13.33          0.23           (0.09)         0.14       (0.09)      (0.09)      13.29        1.0        21,230
 12/31/95     13.29          0.18            2.15          2.33       (0.21)      (0.29)      15.12       17.5        28,941
 12/31/96     15.12          0.22            1.89          2.11       (0.13)      (0.23)      16.87       14.1        45,329
 12/31/97     16.87          0.20           (1.49)        (1.29)      (0.17)      (0.99)      14.42       (8.6)       50,054
 12/31/98     14.42          0.21           (2.72)        (2.51)      (0.19)      (0.13)      11.59      (17.3)       39,299

                                                   Multi-Asset Portfolio
 12/31/94     13.88          0.39           (0.60)        (0.21)      (0.47)      (1.49)      11.71       (1.7)      164,159
 12/31/95     11.71          0.40            2.47          2.87       (0.49)      (1.05)      13.04       24.9       168,243
 12/31/96     13.04          0.35            1.36          1.71       (0.49)      (0.91)      13.35       13.9       150,619
 12/31/97     13.35          0.34            2.36          2.70       (0.43)      (2.10)      13.52       21.1       145,685
 12/31/98     13.52          0.30            2.56          2.86       (0.40)      (2.49)      13.49       24.5       146,712

                                              Strategic Multi-Asset Portfolio
 12/31/94     14.06          0.24           (0.53)        (0.29)      (0.20)      (2.28)      11.29       (2.6)       65,357
 12/31/95     11.29          0.32            2.18          2.50       (0.23)      (1.78)      11.78       22.8        64,026
 12/31/96     11.78          0.25            1.41          1.66       (0.40)      (0.84)      12.20       14.8        57,744
 12/31/97     12.20          0.23            1.48          1.71       (0.31)      (2.32)      11.28       14.3        53,289
 12/31/98     11.28          0.23            1.13          1.36       (0.26)      (1.92)      10.46       15.2        49,254


                          RATIO OF NET
            RATIO OF       INVESTMENT
            EXPENSES      INCOME (LOSS)   PORTFOLIO
 PERIOD    TO AVERAGE      TO AVERAGE     TURNOVER
  ENDED    NET ASSETS      NET ASSETS       RATE
----------------------------------------------------------
 12/31/94      1.2%             1.0%         73.9%
 12/31/95      1.2              1.2          33.0
 12/31/96      1.4              1.2          74.3
 12/31/97      1.4              0.9          79.9
 12/31/98      1.5(1)           0.5         140.0
 12/31/94      0.8              0.2          74.8
 12/31/95      0.9              0.6          92.1
 12/31/96      0.8              0.9          51.7
 12/31/97      0.8              0.6          32.2
 12/31/98      0.8(1)           0.4          27.1
 12/31/94      0.8             (0.1)         64.0
 12/31/95      0.8              0.3          60.1
 12/31/96      0.8              0.2          69.2
 12/31/97      0.7              0.1          60.1
 12/31/98      0.7(1)           0.1          59.6
 12/31/94      1.0              1.7          36.0
 12/31/95      1.0              1.3          32.0
 12/31/96      0.9              1.3          52.5
 12/31/97      0.9              1.2          27.9
 12/31/98      0.9(1)           1.6          51.2
 12/31/94      1.1              3.0          82.5
 12/31/95      1.1              3.2          85.9
 12/31/96      1.1              2.6          64.1
 12/31/97      1.1              2.4          56.5
 12/31/98      1.1(1)           2.2          51.1
 12/31/94      1.3              1.8          63.7
 12/31/95      1.3              2.7          36.9
 12/31/96      1.4              2.0          51.3
 12/31/97      1.4              1.8          59.7
 12/31/98      1.5(1)           2.0         157.1

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
(1) The expense ratio reflects the effect of a gross up of custody expense credits.

---------------------

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF ANCHOR SERIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, Fixed Income Portfolio, Government & Quality Bond Portfolio, High Yield Portfolio, Growth and Income Portfolio, Foreign Securities Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio (constituting the 11 portfolios of Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1999

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Anchor Series Trust is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended December 31, 1998. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1998. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 1999.

During the year ended December 31, 1998 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                              NET            NET             NET        QUALIFYING % FOR THE
                                                 TOTAL     INVESTMENT    SHORT-TERM       LONG-TERM        70% DIVIDENDS
                                               DIVIDENDS     INCOME     CAPITAL GAINS   CAPITAL GAINS    RECEIVED DEDUCTION
                                               ---------   ----------   -------------   -------------   --------------------
Money Market Portfolio.......................    $  --       $  --          $  --           $  --                  --%
Fixed Income Portfolio.......................     1.12        1.12             --              --                  --
Government & Quality Bond Portfolio..........     0.59        0.57           0.02              --                  --
High Yield Portfolio.........................     1.16        1.16             --              --                2.66
Growth and Income Portfolio..................     0.97        0.17           0.09            0.71               94.27
Foreign Securities Portfolio.................     1.69        0.21           0.64            0.84                  --
Growth Portfolio.............................     1.82        0.14           0.05            1.63              100.00
Capital Appreciation Portfolio...............     2.90        0.02           0.19            2.69               30.75
Natural Resources Portfolio..................     0.32        0.19             --            0.13               77.15
Multi-Asset Portfolio........................     2.89        0.40           0.15            2.34               54.95
Strategic Multi-Asset Portfolio..............     2.18        0.26           0.30            1.62                9.83

---------------------

---------------------

ANCHOR SERIES TRUST
SHAREHOLDER INFORMATION (UNAUDITED)

SUPPLEMENTAL PROXY INFORMATION: A Special Meeting of the Shareholders of the Anchor Series Trust Portfolio's was held on December 30, 1998. Each of the applicable Portfolio voted in favor of adopting the following proposals, therefore, the results are aggregated for the Portfolio unless otherwise specified.

1. To elect a slate of four members to the Board of Trustees to hold office until their successors are duly elected and qualified.

                                                               VOTES IN        VOTES
                                                               FAVOR OF      ABSTAINED
                                                              -----------    ---------
S. James Coppersmith........................................  157,102,377    6,574,833
Samuel M. Eisenstat.........................................  157,102,377    6,574,833
Stephen J. Gutman...........................................  157,102,377    6,574,833
Peter A. Harbeck............................................  157,102,377    6,574,833

2. To approve a new investment advisory and management agreement between Anchor Series Trust, on behalf of each Portfolio thereof and SunAmerica Asset Management Corp. ("SAAMCo"), the terms of which are identical in all material respects to the existing investment and management agreement.

   VOTES IN            VOTES            VOTES
   FAVOR OF           AGAINST         ABSTAINED
  -----------        ---------        ---------
  152,480,699        4,066,082        7,130,437

3. To approve a new subadvisory agreement, the terms of which are identical in all material respects to the existing subadvisory agreement with respect to each Portfolio between SAAMCo and Wellington Management Company, LLP.

   VOTES IN            VOTES            VOTES
   FAVOR OF           AGAINST         ABSTAINED
  -----------        ---------        ---------
  151,832,125        4,087,376        7,757,693

4.  To approve changing the fundamental investment restriction relating to:
    (a) concentration of investments in gold-related industries (Natural Resources only).

   VOTES IN            VOTES            VOTES
   FAVOR OF           AGAINST         ABSTAINED
  -----------        ---------        ----------
  144,511,238        6,229,582        12,936,371

   (b) the ability to engage in borrowing transactions.

   VOTES IN            VOTES             VOTES
   FAVOR OF           AGAINST          ABSTAINED
  -----------        ----------        ----------
  143,336,187        10,111,865        10,229,141

   (c) the ability to engage in lending transactions.

   VOTES IN            VOTES            VOTES
   FAVOR OF           AGAINST         ABSTAINED
  -----------        ---------        ----------
  144,011,568        9,650,861        10,014,766

5.  To ratify the selection of independent accountants.

   VOTES IN            VOTES            VOTES
   FAVOR OF           AGAINST         ABSTAINED
  -----------        ---------        ---------
  152,872,781        4,013,918        6,790,491

                                                           ---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. STOCKS

              Wellington Management Company, LLP is pleased to provide the following investment comments regarding the eleven Anchor Series Trust Portfolios for the fiscal year ended December 31, 1998. The accompanying graphs compare the performance of a $10,000 investment in each portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 1998. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. To provide investors with additional perspective we have added comparative fund averages as compiled by Lipper Analytical Services. The Lipper averages referred to in the following pages represent all variable annuity underlying funds with similar objectives and are included in each portfolio's discussion when a comparable Lipper category exists. The Lipper returns shown include all fund expenses but exclude insurance company expenses associated with the variable annuities. We believe these averages may be helpful to shareholders in evaluating the Anchor Series Trust Portfolios, since an average of comparable funds is often a truer comparison than an unmanaged index of securities such as the S&P 500 or the Lehman Aggregate (which are not actively managed and are reported "gross" of all expenses and transaction costs).

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

---------------------

              Money Market Portfolio

              The Money Market Portfolio returned 5.04% in 1998 exactly matching the return for the IBC All-Taxable Index and out-performing the index adjusted for expenses. The portfolio slightly under-performed against the Lipper Variable Annuity Money Market Average which returned 5.10% for the year. Although the global crisis during the summer months caused liquidity problems in the market, the portfolio's focus on current income consistent with stability of principal has helped achieve a solid return. $1.00 NAV was maintained at all times throughout the year.

---------------------

FIXED-INCOME PORTFOLIOS

     FIXED INCOME PORTFOLIO

                                                                             LIPPER VA-UF CORP. DEBT         LEHMAN BROTHERS
                                                 FIXED INCOME PORTFOLIO          A RATED AVERAGE            GOV'T/CORP. INDEX
                                                 ----------------------      -----------------------        -----------------
                                                          10000                       10000                       10000
12/89                                                     11288                       11251                       11423
12/90                                                     12150                       12134                       12370
12/91                                                     14001                       14168                       14365
12/92                                                     14911                       15226                       15454
12/93                                                     16097                       16907                       17159
12/94                                                     15577                       16207                       16557
12/95                                                     18565                       19306                       19743
12/96                                                     19013                       19787                       20316
12/97                                                     20806                       21643                       22299
12/98                                                     22472                       23389                       24411


--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
--------------------------------------------------------------------------------
1-year                                                                     8.01%
5-year                                                                     6.90%
10-year                                                                    8.43%
--------------------------------------------------------------------------------

The Lehman Brothers Government/Corporate Index includes Treasury and agency securities, as well as corporate bonds and Yankee (U.S.-dollar denominated, non U.S. issuer) issues. The Lipper Variable Annuity Corporate Debt category includes funds which invest at least 65% of assets in corporate and government debt issues rated in the top four credit rating categories.



              THE FIXED INCOME PORTFOLIO, which invests in corporate bonds, mortgage-backed and asset-backed securities, Treasury and agency bonds and up to 20% in high yield bonds, returned 8.0% in 1998. The portfolio was in line with the Lipper VA-UF Corp. Debt A-Rated Average return of 8.1% in 1998. The Lehman Brothers Aggregate Index returned 8.7% while the Lehman Brothers Gov't/Corp. Index returned 9.5%. This underperformance was due to an underweighting in Treasuries, heavily weighted in the Lehman Brothers Gov't/Corp. Index at 56% and the best performing sector of the fixed income market in 1998.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

     GOVERNMENT AND QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
--------------------------------------------------------------------------------
1-year                                                                     9.18%
5-year                                                                     7.33%
10-year                                                                    9.19%
--------------------------------------------------------------------------------

The Lehman Brothers Aggregate Index combines several Lehman Brothers indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Lipper Variable Annuity General U.S. Government category includes funds which invest at least 65% of assets in U.S. government and agency issues.

                                        Government and                          Lipper VA-UF U.S.
                                         Quality Bond       Lehman Brothers        Govt. Funds
                                          Portfolio         Aggregate Index          Average
                                            10000                10000                10000
Dec-89                                      11562                11453                11308
Dec-90                                      12462                12477                12218
Dec-91                                      14617                14474                14141
Dec-92                                      15626                15545                15113
Dec-93                                      16918                17061                16571
Dec-94                                      16398                16563                15910
Dec-95                                      19582                19623                18612
Dec-96                                      20149                20336                19099
Dec-97                                      22070                22299                20774
Dec-98                                      24095                24237                22465

              THE GOVERNMENT AND QUALITY BOND PORTFOLIO returned 9.2% in 1998, ahead of the Lipper VA-UF U.S. Govt. Funds Average return of 8.1% and the Lehman Aggregate return of 8.7%. The portfolio's sector emphasis on Treasuries was additive during the year. Also helpful to returns was the portfolio's duration management during the year, and a credit focus on very high quality corporate bonds.

              The graph represents past performance, which is not indicative of future results.

---------------------

     HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
--------------------------------------------------------------------------------
1-year                                                                    -4.48%
5-year                                                                     6.16%
10-year                                                                    7.75%
--------------------------------------------------------------------------------

The Lehman Brothers High Yield Index covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the index must be U.S. dollar-denominated and non-convertible. The Lipper Variable Annuity High Current Yield category includes funds which aim at high (relative) current yield from fixed income securities. There are no quality or maturity restrictions, though these funds tend to invest in lower grade debt issues.

                                                                                   Lipper VA-UF
                                          High Yield        Lehman Brothers     High Current Yield
                                          Portfolio         High Yield Index         Average
                                            10000                10000                10000
Dec-89                                       9716                10083                10186
Dec-90                                       8672                 9116                 9577
Dec-91                                      11538                13327                12894
Dec-92                                      13144                15426                14969
Dec-93                                      15651                18065                17740
Dec-94                                      14950                17885                17199
Dec-95                                      17758                21314                20322
Dec-96                                      19836                23732                23090
Dec-97                                      22093                26763                26177
Dec-98                                      21102                27263                26203

              THE HIGH YIELD PORTFOLIO declined by 4.5% in 1998, lagging both the Lehman Brothers High Yield Index return of 1.9% and the Lipper VA-UF High Current Yield Average return of 0.1%. The primary cause of this shortfall in performance was the portfolio's position in non-U.S. high yield bonds. While the fund has a relatively low weight in non-U.S. bonds (13% as of 12/31/98), they were by far the worst performing sector during the year. In addition, cash flow was a factor as the fund experienced heavy shareholder redemption and subscription activity throughout the late summer and fall, a period when high yield spreads were at their widest, making transaction costs expensive.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

BALANCED PORTFOLIOS

     MULTI-ASSET PORTFOLIO

                                                                                              LIPPER VA-UF        CUSTOM INDEX
                                   MULTI-ASSET           S&P 500         LEHMAN BROTHERS     FLEXIBLE FUNDS       ------------
                                    PORTFOLIO        COMPOSITE INDEX     AGGREGATE INDEX         AVERAGE
                                   -----------       ---------------     ---------------     --------------
                                      10000               10000               10000               10000               10000
12/89                                 11969               13168               11453               12092               12443
12/90                                 12163               12759               12477               12220               12664
12/91                                 15481               16647               14474               15331               15728
12/92                                 16753               17915               15545               16489               16892
12/93                                 17978               19721               17061               18511               18521
12/94                                 17675               19981               16563               18161               18525
12/95                                 22083               27490               19623               22574               23883
12/96                                 25146               33802               20336               25718               27480
12/97                                 30457               45079               22299               30566               33905
12/98                                 37909               57961               24237               34693               40947


-------------------------------------------------------------------------------
MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
-------------------------------------------------------------------------------

     1-year                                                         24.47%
     5-year                                                         16.09%
     10-year                                                        14.25%

-------------------------------------------------------------------------------

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lehman Brothers Aggregate Index combines several Lehman Brothers indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Lipper VA Flexible category includes funds which allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. Custom index consists of 60% S&P 500 Composite Index, 35% Lehman Brothers Aggregate Index, and 5% 3-month T-bill.




              THE MULTI-ASSET PORTFOLIO returned 24.5% in 1998, well ahead of similar funds as measured by the Lipper Variable Annuity-UF Flexible Funds Average return of 13.5%. This return was closer to the 28.6% return of the S&P 500 Composite Index than it was to the 8.7% return of the Lehman Aggregate in 1998. The Custom Index, which is comprised of 60% of S&P 500, 35% of Lehman Brothers Aggregate, and 5% of 3-month T-bill, returned 20.8%. Aiding the portfolio's returns in 1998 were well timed asset allocation decisions, excellent U.S. stock selection and performance as well as the fact that the bond component outperformed the bond market as a whole. In short, all components were additive in 1998.

              The graph represents past performance, which is not indicative of future results.

---------------------

       STRATEGIC MULTI-ASSET PORTFOLIO

                                  STRATEGIC          MSCI AC           S&P 500                             SALOMON
                                 MULTI-ASSET       WORLD FREE         COMPOSITE       LIPPER VA-UF        BROTHERS
                                  PORTFOLIO         USD INDEX           INDEX            GLOBAL          WORLD GOV'T
                                 -----------       ----------         ---------         FLEXIBLE         BOND U.S.$
                                                                                         AVERAGE        HEDGED INDEX
                                                                                      ------------      ------------
                                    10000             10000             10000             10000             10000
12/89                               11979             11765             13168             11561             10886
12/90                               11072              9826             12759             11238             11529
12/91                               13751             11782             16647             13747             13049
12/92                               14292             11284             17915             14605             14078
12/93                               16479             14091             19721             17400             15825
12/94                               16053             14800             19981             16977             15234
12/95                               19709             17680             27490             20653             17985
12/96                               22628             20013             33802             23829             19548
12/97                               25869             23014             45079             26539             21619
12/98                               29803             28070             57961             29344             24004

                                CUSTOM INDEX
                                ------------

                                    10000
12/89                               11863
12/90                               11022
12/91                               13408
12/92                               13747
12/93                               16146
12/94                               16484
12/95                               19945
12/96                               22279
12/97                               25630
12/98                               29513


-------------------------------------------------------------------------------
STRATEGIC MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
-------------------------------------------------------------------------------

     1-year                                                       15.21%
     5-year                                                       12.58%
     10-year                                                      11.54%
-------------------------------------------------------------------------------


The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity-UF Global Flexible Average includes funds which allocate their investments across various asset classes, including both domestic and foreign stocks, bonds and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside of the U.S., including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion. Custom Index consists of 65% MSCI AC World Free, 20% Salomon Brothers World Gov't Bond (U.S.$ Hedged), 10% Lehman Brothers High Yield Index, and 5% 3-month T-bill. Custom Index prior to 2/28/98 consisted of 30% MSCI AC World Free Ex-U.S., 20% Lehman Brothers Aggregate, 30% S&P 500 Composite Index and 10% Russell 2000 Index, and 10% 3-month T-bill.



              STRATEGIC MULTI-ASSET

              This year we are substituting the MSCI AC World Free USD and Salomon Brothers World Government Bond Hedged indexes for the S&P 500 in these benchmark comparisons because we believe that the MSCI AC World Free USD and Salomon Brothers World Government Bond Hedged indexes are more comparable to the portfolio than the S&P 500.

              THE STRATEGIC MULTI-ASSET PORTFOLIO returned 15.2% in 1998, well ahead of similar funds as measured by the Lipper Variable Annuity-UF Global Flexible Average, which returned 10.6%. The Strategic Multi-Asset Portfolio is a global asset allocation fund which invests broadly across the world's major stock markets (including large cap and small cap investments) and the world's major bond markets (both investment grade and high yield). This year we have provided a custom index which is a combination of the following: 65% MSCI AC World Free USD, 20% Salomon Brothers World Gov't Bond (U.S.$ Hedged), 10% Lehman Brothers High Yield and 5% 3-month T-bill. This custom benchmark's return in 1998 was 15.2%. Some of the component pieces returns were as follows:

                   Salomon Brothers World Government Bond Index (U.S.$ Hedged)
                     11.0%
                   Lehman Brothers High Yield Index 1.9%
                   MSCI All Country World Free USD Index 22.0%

              Additive to returns in 1998 was excellent stock selection in the U.S. equities -- especially large cap equities. Other asset classes represented in the portfolio provided representative returns while asset allocation was a slight negative.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

EQUITY PORTFOLIOS

     GROWTH AND INCOME PORTFOLIO

--------------------------------------------------------------------------------
THE GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
--------------------------------------------------------------------------------
1-year                                                                    30.16%
5-year                                                                    16.23%
10-year                                                                   15.83%
--------------------------------------------------------------------------------

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Growth and Income category includes funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends.

                                                                                   Lipper VA-UF
                                          Growth and            S&P 500          Growth & Income
                                       Income Portfolio     Composite Index          Average
                                            10000                10000                10000
Dec-89                                      11471                13168                12411
Dec-90                                      11030                12759                12026
Dec-91                                      13986                16647                15438
Dec-92                                      16797                17915                16749
Dec-93                                      20496                19721                18824
Dec-94                                      18514                19981                18747
Dec-95                                      21586                27490                24765
Dec-96                                      25936                33802                29893
Dec-97                                      33395                45079                38096
Dec-98                                      43469                57961                44332

              THE GROWTH AND INCOME PORTFOLIO returned 30.2% in 1998, ahead of the S&P 500 index return of 28.6% and the Lipper VA-UF Growth and Income Average return of 16.4%. Since the portfolio was repositioned from convertible securities in 1996 to be focused on dividend paying stocks, investors have been well rewarded with a 26.1% annualized return (2/28/96 to 12/31/98). The fund's focus on large cap, stable growth stocks was beneficial in 1998. In particular, technology stocks, healthcare and select retail holdings benefited the portfolio's performance.

              The graph represents past performance, which is not indicative of future results.

---------------------

     FOREIGN SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
FOREIGN SECURITIES PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
--------------------------------------------------------------------------------
1-year                                                                    10.71%
5-year                                                                     5.88%
10-year                                                                    5.40%
--------------------------------------------------------------------------------

The MSCI All Country Free (ex-U.S.) Index includes performance of 2,124 securities listed in 45 countries, which includes the countries contained in the MSCI EAFE index, as well as North American countries (excluding the U.S.) and other emerging markets worldwide. The index covers approximately the top 60% of market capitalization for each of the countries included within the index. The Lipper Variable Annuity International Average includes funds which invest assets in securities whose primary trading markets are outside of the U.S.

                                                            MSCI All Country       Lipper VA-UF
                                      Foreign Securities     Free (ex-U.S.)       International
                                          Portfolio              Index               Average
                                            10000                10000                10000
Dec-89                                      12908                11203                12848
Dec-90                                      11263                 8656                11571
Dec-91                                      11234                 9864                12928
Dec-92                                       9763                 8782                12102
Dec-93                                      12713                11847                16080
Dec-94                                      12302                12633                16122
Dec-95                                      13851                13888                18106
Dec-96                                      15437                14816                20754
Dec-97                                      15278                15118                21824
Dec-98                                      16914                17304                24718

              THE FOREIGN SECURITIES PORTFOLIO returned 10.7% in 1998, behind the 14.5% return of the MSCI All Country World Free (ex-U.S.) Index and the 13.3% return for the Lipper Variable Annuity-UF International Average return. While regional and country allocation in the portfolio was generally positive, stock selection hurt returns. In particular, a rotation out of industrial stocks and a reduction in financial and more economically sensitive securities during the summer was poorly timed as those issues bounced back later in the year, out performing the more defensive (utility and healthcare) sectors where the portfolio's assets were focused.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

       GROWTH PORTFOLIO

                                                                S&P 500 COMPOSITE         LIPPER VA-UF
                                          GROWTH PORTFOLIO            INDEX              GROWTH AVERAGE          CUSTOM INDEX
                                          ----------------      -----------------        --------------          ------------
                                               10000                  10000                  10000
12/89                                          13009                  13168                  12942
12/90                                          12804                  12759                  12343
12/91                                          18030                  16647                  16901
12/92                                          19009                  17915                  18302
12/93                                          20483                  19721                  20520
12/94                                          19516                  19981                  20387
12/95                                          24653                  27490                  27113                  24648
12/96                                          30828                  33802                  32662                  30219
12/97                                          40201                  45079                  41138                  39654
12/98                                          51845                  57961                  51398                  50028


-------------------------------------------------------------------------------
THE GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
-------------------------------------------------------------------------------

     1-year                                                       28.96%
     5-year                                                       20.41%
     10-year                                                      17.89%
-------------------------------------------------------------------------------

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Growth category includes funds which normally invest in companies whose long term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. Custom Index consists of 50% Russell 3000 Index and 50% Morningstar Growth Fund Index. We created this custom benchmark in 8/95.




              THE GROWTH PORTFOLIO returned 29.0%, outperforming the Lipper Variable Annuity-UF Growth Average return of 24.9% and the S&P 500 index return of 28.6%. The portfolio's investments in technology stocks, such as America OnLine, Cisco and Texas Instruments, were major positive factors in the portfolio's out performance during 1998. Healthcare and retail investments were also additive. The portfolio focuses on high quality companies broadly across sectors and market cap ranges and, therefore, generally has the risk profile of broad market averages such as the Russell 3000. We have shown a representative custom index this year, which combines the Russell 3000 stocks together with the stocks held by the 30 largest growth mutual funds as compiled by Morningstar. We believe this custom index (which returned 26.2% in 1998) is more representative of the investment universe for this portfolio.

              The graph represents past performance, which is not indicative of future results.

---------------------

     CAPITAL APPRECIATION PORTFOLIO

                                                      RUSSELL 2000        LIPPER VA-UF        CUSTOM INDEX           S&P 500
                                     CAPITAL              INDEX              CAPITAL          ------------       COMPOSITE INDEX
                                  APPRECIATION        ------------        APPRECIATION                           ---------------
                                    PORTFOLIO                                AVERAGE
                                  ------------                            ------------
                                      10000               10000               10000               10000               10000
12/89                                 12502               11624               12828               12272               13168
12/90                                 10480                9357               12048               10747               12759
12/91                                 16362               13665               17496               14578               16647
12/92                                 20607               16181               19263               16122               17915
12/93                                 24949               19240               22278               18783               19721
12/94                                 24000               18890               21902               18871               19981
12/95                                 32296               24262               29131               24644               27490
12/96                                 40414               28264               33885               29213               33802
12/97                                 50691               34584               41276               36593               45079
12/98                                 61946               33703               50447               41148               57961


-------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
-------------------------------------------------------------------------------

     1-year                                                       22.20%
     5-year                                                       19.95%
     10-year                                                      20.01%
-------------------------------------------------------------------------------


The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Capital Appreciation category includes funds which aim at maximum capital appreciation. Custom Index consists of 45% S&P 500 Composite Index, 45% Russell 2000 Index, and 10% MSCI AC World Free ex-U.S. Index.



              CAPITAL APPRECIATION

              This year we are substituting the Russell 2000 Index for the S&P 500 Composite Index in benchmark comparisons as we believe the Russell 2000 better represents the portfolio's composition.

              THE CAPITAL APPRECIATION PORTFOLIO returned 22.2% in 1998, well ahead of the Russell 2000 Index return of -2.6% and identical to the Lipper VA-UF Capital Appreciation Average return of 22.2%. This year we have also added a custom benchmark composed of 45% S&P 500, 45% Russell 2000, and 10% MSCI AC World Free ex-U.S., to more accurately reflect the more diversified exposure that is typical of the eclectic, bottom-up approach which the Portfolio Manager, Robert Rands, employs in the management of this portfolio. This custom index returned 12.5% in 1998. Major contributors to the portfolio's returns in 1998 by sector were technology, healthcare and select retailers like Abercrombie and Fitch.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

     NATURAL RESOURCES PORTFOLIO

--------------------------------------------------------------------------------
NATURAL RESOURCES PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
--------------------------------------------------------------------------------
1-year                                                                   -17.33%
5-year                                                                     0.46%
10-year                                                                    4.18%
--------------------------------------------------------------------------------

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Natural Resources category includes funds which invest more than 65% of its equity commitment in natural resource stocks. The MSCI Non-Ferrous Metals, Gold Mines, and Energy Sources indices represent specific commodities underlying the Natural Resources Portfolio.

                                                                    LIPPER VA-UF       MSCI ENERGY        MSCI GOLD
                                   NATURAL           S&P 500           NATURAL        SOURCES INDEX      MINES INDEX
                                  RESOURCES         COMPOSITE         RESOURCES       -------------      -----------
                                  PORTFOLIO           INDEX            AVERAGE
                                  ---------         ---------       ------------
                                    10000             10000             10000
12/89                               11832             13168             12458
12/90                               10055             12759             10887
12/91                               10544             16647             11131
12/92                               10810             17915             10988
12/93                               14718             19721             15000             14752             14752
12/94                               14866             19981             14597             16106             13406
12/95                               17461             27490             16429             19943             14377
12/96                               19926             33802             20010             24739             14115
12/97                               18214             45079             18347             28979              8616
12/98                               15057             57961             14559             31047              7888


                                  MSCI NON-
                               FERROUS METALS
                                    INDEX
                               --------------
12/89
12/90
12/91
12/92
12/93                               14752
12/94                               16923
12/95                               19036
12/96                               20110
12/97                               14935
12/98                               13203

              THE NATURAL RESOURCES PORTFOLIO declined 17.3% for the year. This was less than the decline experienced by similar funds as measured by the Lipper Variable Annuity-UF Natural Resources Average decline of 20.7%. Oil, gas, metals, minerals, gold and paper stocks were the worst performing areas of the broad market in 1998 (with the S&P 500 up 28.6%). Listed below are the annual returns for each of the major sectors represented in this portfolio:

                   MSCI Material and Commodities     -16.3%
                   MSCI Forest Product and Paper       2.7%
                   MSCI Steels                        -5.7%
                   MSCI Non-Ferrous Metals           -11.6%
                   MSCI Gold Mines                    -8.4%
                   MSCI Energy Equipment/Services    -46.0%
                   MSCI Energy Sources                 7.1%

              This portfolio had a mandatory minimum requirement of 25% in gold stocks. This fundamental restriction was removed effective 1/4/99. It is management's expectation that the gold weighting will decline to the low teens but still be a significant sector weight in the portfolio. Aiding returns during a very challenging market environment for natural resource stocks was the portfolio's selective investment in REITs. Paper stocks also did relatively better than other commodity-related securities in 1998.

              The graph represents past performance, which is not indicative of future results.

---------------------

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THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                                A-1112-AR (2/99)